UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUND

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 967-3509

Date of fiscal year end: August 31, 2015

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

THE LONDON COMPANY INCOME EQUITY FUND

Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested.

ZEBRA GLOBAL EQUITY FUND

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. At times, certain securities may have limited marketability and may be difficult to sell. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program.

ZEBRA SMALL CAP EQUITY FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. At times, certain securities may have limited marketability and may be difficult to sell. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program.

SiM HIGH YIELD OPPORTUNITIES FUND

Investments in high yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks.

Please see the prospectus for a more complete discussion of the risks of investing in these Funds. There can be no assurances that the investment objectives of the Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2015

Dear Shareholders,

During the six months ended February 28, 2015, U.S. large- and small-cap stocks outpaced global equities. The Russell 1000 Index, which represents domestic, large-cap stocks, gained 6%. The Russell 2000 Index, which measures domestic, small-cap stocks, returned 5.70%. In contrast, the MSCI World Index, which represents global stocks that are often perceived as having more risk than U.S. equities, gained 2.14%.

The Barclays Capital U.S. Aggregate Index, the benchmark for domestic corporate and government bonds, returned 2.25% during the same period, while the Bank of America Merrill Lynch U.S. High Yield Master II Index, which represents domestic below-investment-grade corporate debt, returned -0.15%.

American Beacon Advisors is proud to offer mutual funds that cover all of these asset classes. We are fortunate to have asset managers with distinctive investment processes who have managed assets for many years and through a variety of economic and market conditions. For the six months ended February 28, 2015:

•	American Beacon The London Company Income Equity Fund (Investor Class) returned 8.78%.

•	American Beacon Zebra Global Equity Fund (Investor Class) returned 1.44%.

•	American Beacon Zebra Small Cap Equity Fund (Investor Class) returned 4.52%.

•	American Beacon SiM High Yield Opportunities Fund (Investor Class) returned 0.84%.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2015 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned 8.78% for the six months ended February 28, 2015. The Fund outperformed the Russell 1000 Value Index (the “Index”) return of 3.48% for the same period.

Total Returns for the Period ended 2/28/2015

	6 Months*	1 Year	Since Inception (5/29/2012)
Institutional Class (1,2,4)	9.05%	20.68%	19.52%
Y Class (1,2,4)	8.98%	20.61%	19.42%
Investor Class (1,2,4)	8.78%	20.34%	19.11%
A Class with sales charge (1,2,4)	2.62%	13.30%	16.43%
A Class without sales charge (1,2,4)	8.85%	20.20%	18.96%
C Class with sales charge (1,2,4)	7.38%	18.28%	18.06%
C Class without sales charge (1,2,4)	8.38%	19.28%	18.06%
Russell 1000 Value Index (3)	3.48%	13.49%	21.03%

*	Not annualized.
1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to the Institutional, Y, A, and C Classes of the Fund was waived from 2012 through 2014 and partially recovered in 2015. Performance prior to waiving fees was lower than actual returns shown from 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and partially recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013.
3.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.83%, 0.90%, 1.07%, 1.29%, and 2.03%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s excess performance relative to the Index was primarily attributable to strong security selection among the various economic sectors. To a lesser extent, sector allocation also added relative value.

From a security selection standpoint, the Fund’s holdings within the Consumer Discretionary, Consumer Staples and Energy sectors contributed approximately 140 basis points (1.40%) each to performance. In the Consumer Discretionary sector, Lowes (up 41.9%), Hasbro (up 20.2%) and Carnival (up 18.1%) were the largest contributors. Altria Group (up 33.1%), Lorillard (up 16.8%) and Reynolds American (up 32.0%) contributed most to the Fund’s returns in the Consumer Staples sector. Within the Energy sector, not owning Exxon Mobil, Occidental Petroleum or Apache, which were down 9.7%, 20.4% and 34.9%, respectively, in the Index, positively impacted performance. The Fund’s Financials sector holdings also added relative value. Within the Financials sector, Corrections Corporation of America (up 15.2%), Blackrock (up 12.7%) and Cincinnati Financial (up 11.5%) were the largest contributors. The aforementioned good performance was slightly offset by poor security selection in the Utilities sector. Not owning PG&E or Northeast Utilities, which were up 17.8% and 23.1%, respectively, in the Index, detracted value.

A significant underweight position in Energy, the worst performing sector in the Index, added more than 145 basis points (1.45%) to performance through sector allocation. An overweight allocation to Consumer Staples also added relative value. Being underweight Health Care, the best performing sector in the Index, detracted from the Fund’s returns.

The sub-advisor’s investment process continues to focus on downside protection, current income and capital appreciation.

2

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
Kinder Morgan, Inc.		4.5
General Dynamics Corp.		4.2
Lorillard, Inc.		4.1
Wells Fargo & Co.		4.1
Altria Group, Inc.		4.0
Hasbro, Inc.		3.9
Lowe’s Cos., Inc.		3.7
BlackRock, Inc.		3.5
Corning, Inc.		3.5
Pfizer, Inc.		3.4
Total Fund Holdings	40

Sector Allocation (% Equities)
Financials	18.7
Information Technology	18.3
Consumer Staples	12.9
Consumer Discretionary	11.2
Health Care	9.6
Energy	9.2
Materials	8.1
Industrials	4.5
Telecommunication Services	4.1
Utilities	3.4

3

American Beacon Zebra Global Equity FundSM

Performance Overview

February 28, 2015 (Unaudited)

The Investor Class of the American Beacon Zebra Global Equity Fund (the “Fund”) returned 1.44% for the six-month period ended February 28, 2015, underperforming the MSCI World Index (the “Index”) return of 2.14% for the same period.

Total Returns for the Period ended 2/28/2015

	6 Months*	1 Year	3 Years	Since Inception (6/1/2010)
Institutional Class (1,3,5)	1.60%	7.88%	12.83%	13.70%
Y Class (1,3,5)	1.58%	7.64%	12.66%	13.59%
Investor Class (1,3,5)	1.44%	7.53%	12.39%	13.28%
A Class with sales charge (1,3,5)	(4.32)%	1.27%	10.12%	11.77%
A Class without sales charge (1,3,5)	1.50%	7.46%	12.31%	13.17%
C Class with sales charge (1,2,3,5)	0.01%	5.55%	11.44%	12.36%
C Class without sales charge (1,2,3,5)	1.01%	6.55%	11.44%	12.36%
MSCI World Index (4)	2.14%	7.87%	13.26%	13.53%
Russell 1000/ MSCI World Linked Index (4)	2.14%	7.87%	13.69%	15.08%
Russell 1000 Index (4)	6.00%	14.88%	18.14%	17.92%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%.
2.	Fund performance for the since inception period represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
3.	A portion of the fees charged to each Class of the Fund was waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.
4.	Prior to December 31, 2012, the Fund’s primary benchmark was the Russell 1000 Index, an index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund changed its primary benchmark to the MSCI World Index, because the Fund changed its name and investment strategy. The Russell 1000/MSCI World Linked Index represents returns of the Russell 1000 Index up to December 31, 2012, and the MSCI World Index thereafter. The MSCI World Index is designed to measure the equity market performance of large- and mid-capitalization companies across 24 developed markets countries. The MSCI® information contained herein: (1) is provided “as is”, (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. Russell 1000 Index is a registered trademark of the Frank Russell Company. One cannot directly invest in an index.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 2.56%, 2.51%, 2.88%, 3.03%, and 3.72%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund trailed the Index primarily through sector allocation, as stock selection added value relative to the Index. The Fund’s overweight positions in Energy and Materials, the two worst performing sectors in the Index, detracted relative value through sector allocation. Being underweight Health Care, the best performing sector in the Index, also detracted from the Fund’s returns. An overweight allocation in Consumer Discretionary, the second best performing sector in the Index, added relative value.

From a stock selection standpoint, the Fund outperformed the Index. The Fund’s holdings in the Financials and Industrials sectors added value relative to the Index. In the Financials sector, the Hachijuni Bank (up 24.7%) and the Iyo Bank (up 23.3%) contributed to performance. Not owning Banco Santander, which was down 23.4% in the Index, also positively impacted performance. Central Japan Railway (up 33.1%), Cintas (up 28.9%) and Northrop Grumman (up 29.3%) contributed most to the Fund’s returns in the Industrials sector. The aforementioned good performance was slightly

4

American Beacon Zebra Global Equity FundSM

Performance Overview

February 28, 2015 (Unaudited)

offset by poor stock selection in the Health Care and Information Technology sectors. Roche Holding (down 3.2%) detracted from performance in the Health Care sector. Not owning AbbVie and Novartis, which were up 11.1% and 14.3%, respectively, in the Index, also negatively impacted performance. Not owning Apple, which was up 26.4% in the Index, detracted relative value in the Information Technology sector. The Fund’s holdings in GungHo Online Entertainment (down 35.3%) and IBM (down 14.1%) also hurt performance.

From a country perspective, the Fund’s U.S.-based companies were the largest detractors from performance. The Fund’s lower allocation to Canada and absence from Norway, added relative value. Using traditional factor analysis, the Fund’s exposure to less popular stocks yielded a payoff, as did owning stocks with good fundamentals.

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals. This contrarian style has tended to result in a portfolio with very good risk-adjusted returns over time. Even though the strategy does not explicitly seek out low-beta stocks, a by-product of the investment process is often a realized beta of less than 1. Beta is a measure of the Fund’s systematic risk compared to the Index. For example, a beta of 0.90 would indicate that the Fund is expected to provide a 10% less return when the Index increases and a 10% better return when the Index decreases.

For the six-month period, the daily beta of the Fund versus the Index was 0.95. Historically, the Fund has exhibited good downside capture characteristics. During the six months ended February 28, 2015, the MSCI World Index was down more than 1% on ten different days. In seven of those instances the Fund outperformed the Index.

Top Ten Holdings (% Net Assets)
Roche Holding AG Genusschein		1.6
Exxon Mobil Corp.		1.6
Microsoft Corp.		1.3
Johnson & Johnson		1.2
Wells Fargo & Co.		1.2
Chevron Corp.		1.2
Verizon Communications, Inc.		1.1
Berkshire Hathaway, Inc.		1.0
Wal-Mart Stores, Inc.		1.0
Cisco Systems, Inc.		1.0
Total Fund Holdings	230

Sector Allocation (% Equities)
Financials	18.7
Consumer Discretionary	15.5
Information Technology	13.2
Industrials	11.5
Health Care	10.9
Energy	9.9
Consumer Staples	7.0
Materials	6.3
Telecommunication Services	3.6
Utilities	3.4

Country Allocation (% Equities)
United States	54.3
United Kingdom	8.7
Japan	8.1
Switzerland	5.1
Germany	3.9
France	3.8
Australia	3.0
Canada	2.2
Netherlands	1.9
Spain	1.4
Ireland	1.4
Hong Kong/China	1.3
Sweden	1.0
Singapore	0.9
Italy	0.9
Denmark	0.6
Belgium	0.5
Finland	0.4
Luxembourg	0.4
Austria	0.1
Portugal	0.1

5

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2015 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned 4.52% for the six-month period ended February 28, 2015, underperforming the Russell 2000® Index (the “Index”) return of 5.70% for the same period.

Total Returns for the Period ended 2/28/2015

	6 Months*	1 Year	3 Years	Since Inception (6/1/2010)
Institutional Class (1,3,5)	4.79%	7.87%	16.21%	16.33%
Y Class (1,3,5)	4.68%	7.72%	16.09%	16.21%
Investor Class (1,3,5)	4.52%	7.43%	15.76%	15.87%
A Class with sales charge (1,3,5)	(1.49)%	1.29%	13.40%	14.34%
A Class without sales charge (1,3,5)	4.52%	7.43%	15.66%	15.77%
C Class with sales charge (1,2,3,5)	3.14%	5.63%	14.78%	14.94%
C Class without sales charge (1,2,3,5)	4.14%	6.63%	14.78%	14.94%
Russell 2000 Index (4)	5.70%	5.63%	16.58%	15.56%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%.
2.	Fund performance for the since inception period represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
3.	A portion of the fees charged to each Class of the Fund was waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.
4.	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of the Frank Russell Company. One cannot directly invest in an index.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.65%, 1.66%, 1.87%, 2.06%, and 2.82%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index as both stock selection and sector allocation detracted value relative to the Index. From a stock selection standpoint, holdings in the Health Care and Industrials sectors detracted most from the Fund’s returns. In the Health Care sector, the Fund’s much larger holding in PDL BioPharma (down 26.5%) hurt most relative to the Index. Not owning Isis Pharmaceuticals, which was up 68.2% in the Index, also negatively impacted performance. In the Industrials sector, Altisource Portfolio Solutions (down 61.7%), Geospace Technologies (down 58.3%) and Primoris Services (down 22.4%) were the largest detractors. The aforementioned poor performance was somewhat offset by good security selection in the Energy sector. The Fund’s absence from several Energy companies, including Rosetta Resources and Carbo Ceramics, which were down 64.5% and 65.6%, respectively, in the Index, added relative value.

The Fund’s underweight position in Health Care, the best performing sector in the Index, detracted more than 40 basis points (0.40%) from performance through sector allocation. A significant overweight in the Industrials sector also detracted from the Fund’s returns. The Fund’s slight underweight in Energy, the worst performing sector in the Index, added relative value. Using traditional factor analysis, the Fund’s exposure to less popular stocks yielded a payoff, as did owning stocks with good fundamentals.

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals. This contrarian style has tended to result in a portfolio with very good risk-adjusted returns over time. Even though the

6

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2015 (Unaudited)

strategy does not explicitly seek out low-beta stocks, a by-product of the investment process is often a realized beta of less than 1. Beta is a measure of the Fund’s systematic risk compared to the Index. For example, a beta of 0.90 would indicate that the Fund is expected to provide a 10% less return when the Index increases and a 10% better return when the Index decreases.

For the six-month period, the daily beta of the Fund versus the Index was 0.91. Historically, the Fund has exhibited good downside capture characteristics. During the six months ended February 28, 2015, the Russell 2000 Index was down more than 1% on 23 different days. In 17 of those instances the Fund outperformed the Index.

Top Ten Holdings (% Net Assets)
Syntel, Inc.		1.9
West Corp.		1.9
PDL BioPharma, Inc.		1.5
iGATE Corp.		1.4
Amerco, Inc.		1.4
Enstar Group Ltd.		1.4
Credit Acceptance Corp.		1.3
Mentor Graphics Corp.		1.3
Amkor Technology, Inc.		1.2
International Bancshares Corp.		1.2
Total Fund Holdings	288

Sector Allocation (% Equities)
Financials	30.4
Industrials	18.1
Information Technology	16.3
Consumer Discretionary	12.4
Health Care	11.7
Consumer Staples	3.8
Materials	3.2
Utilities	2.0
Energy	1.2
Telecommunication Services	0.9

7

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2015 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned 0.84% for the six months ended February 28, 2015. The Fund outperformed the Bank of America Merrill Lynch U.S. High Yield Master II Index (the “Index”) which fell 0.15% for the same period.

Total Returns for the Period ended 2/28/2015

	6 Months*	1 Year	3 Years	Since Inception (2/14/2011)
Institutional Class (1,2,4)	1.13%	4.32%	9.25%	8.43%
Y Class (1,2,4)	0.98%	4.10%	9.10%	8.25%
Investor Class(1,2,4)	0.84%	3.90%	8.89%	7.94%
A Class with sales charge (1,2,4)	(3.99)%	(1.03)%	6.97%	6.57%
A Class without sales charge (1,2,4)	0.83%	3.86%	8.72%	7.87%
C Class with sales charge (1,2,4)	(0.54)%	2.09%	7.93%	7.11%
C Class without sales charge (1,2,4)	0.46%	3.09%	7.93%	7.11%
BofA Merrill Lynch US High Yield Master II Index (3)	(0.15)%	2.84%	7.62%	7.30%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to the Institutional Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than actual returns shown. A portion of the fees charged to the Investor Class of the Fund was waived in 2011 and 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than actual returns shown in 2011 and 2012. A portion of the fees charged to the Y, A, and C Classes of the Fund was waived from 2011 through 2014 and partially recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown from 2011 through 2014.
3.	The BofA Merrill Lynch US High Yield Master II Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.86%, 0.94%, 1.11%, 1.33%, and 2.08%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

From a sector allocation perspective, the Fund’s sizable underweight for much of the period to the Energy sector added value. The Energy sector was the worst performing sector during the period as it fell 8.6%. Additionally, the Fund’s overweight to the Service sector aided positive relative returns.

Issue selection within the Fund’s Manufacturing sector holdings added to the Fund’s outperformance. On the other hand, holdings within the Fund’s Finance and Service sectors detracted from relative returns.

From a credit quality standpoint, the Fund benefited from strong security selection within the BB, B and CCC-rated credit categories. This was slightly offset by issue selection in the small allocation to securities that lacked a credit rating from Standard & Poor’s, which negatively impacted performance.

From a credit quality allocation perspective, the Fund’s relative weightings within the high yield credit rating categories (BB, B and CCC) were detrimental during the period.

The Fund has the flexibility to utilize derivative instruments and will do so to enhance return, hedge risk, manage liquidity, or to gain efficient exposure to an asset class. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage. During the period, the Fund experienced modest losses from the use of derivatives.

8

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2015 (Unaudited)

The sub-advisor’s investment process of identifying long-term secular themes and seeking out of favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
ADS Tactical, Inc., 11.00%, Due 4/1/2018, 144A		2.1
Tenet Healthcare Corp., 4.50%, Due 4/1/2021		2.0
Virgin Media Finance PLC, 6.375%, Due 4/15/2023, 144A		1.9
Univision Communications, Inc., 6.75%, Due 9/15/2022, 144A		1.9
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020, 144A		1.8
Sealed Air Corp., 6.50%, Due 12/1/2020, 144A		1.7
US Airways Group, Inc., 6.125%, Due 6/1/2018		1.7
Station Casinos LLC, 7.50%, Due 3/1/2021		1.7
LifePoint Hospitals, Inc., 5.50%, Due 12/1/2021		1.7
Southern Graphics, Inc., 8.375%, Due 10/15/2020, 144A		1.7
Total Fund Holdings	97

Sector Allocation (% Investments)
Service	34.8
Manufacturing	21.4
Finance	8.6
Consumer	7.8
Transportation	6.7
Telecommunications	6.5
Energy	5.1
Short-Term Investments	3.3
Utilities	2.5
Short-Term Investments	3.3
Sovereign Obligation	1.3
U.S. Agency Obligation	1.3
Materials	0.7
U.S. Treasury Notes/Bonds	0.2

Country Allocation (% Fixed Income)
United States	71.4
United Kingdom	4.5
Bermuda	3.2
France	3.2
Canada	3.1
Luxembourg	2.2
Mexico	2.2
Netherlands	1.8
Cyprus	1.7
Finland	1.5
Norway	1.3
Italy	1.3
Spain	1.3
Greece	0.7
Brazil	0.6

9

American Beacon FundsSM

Fund Expenses

February 28, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchased shares and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2014 through February 28, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

10

American Beacon FundsSM

Fund Expenses

February 28, 2015 (Unaudited)

The London Company Income Equity Fund

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period 9/1/2014- 2/28/2015*
Institutional Class
Actual	$1,000.00	$1,090.49	$4.09
Hypothetical**	$1,000.00	$1,020.88	$3.96
Y Class
Actual	$1,000.00	$1,089.78	$4.56
Hypothetical**	$1,000.00	$1,020.45	$4.41
Investor Class
Actual	$1,000.00	$1,087.83	$6.06
Hypothetical**	$1,000.00	$1,019.00	$5.86
A Class
Actual	$1,000.00	$1,088.51	$6.16
Hypothetical**	$1,000.00	$1,018.90	$5.96
C Class
Actual	$1,000.00	$1,083.84	$9.97
Hypothetical**	$1,000.00	$1,015.22	$9.64

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.88%, 1.17%, 1.19%, and 1.93% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Zebra Global Equity Fund

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period 9/1/2014- 2/28/2015*
Institutional Class
Actual	$1,000.00	$1,015.95	$3.95
Hypothetical**	$1,000.00	$1,020.87	$3.96
Y Class
Actual	$1,000.00	$1,015.84	$4.45
Hypothetical**	$1,000.00	$1,020.38	$4.46
Investor Class
Actual	$1,000.00	$1,014.39	$5.84
Hypothetical**	$1,000.00	$1,018.98	$5.86
A Class
Actual	$1,000.00	$1,015.05	$5.95
Hypothetical**	$1,000.00	$1,018.89	$5.96
C Class
Actual	$1,000.00	$1,010.11	$9.67
Hypothetical**	$1,000.00	$1,015.17	$9.69

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, 1.17%, 1.19%, and 1.94% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Zebra Small Cap Equity Fund

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period 9/1/2014- 2/28/2015*
Institutional Class
Actual	$1,000.00	$1,047.92	$5.08
Hypothetical**	$1,000.00	$1,019.86	$5.01
Y Class
Actual	$1,000.00	$1,046.76	$5.53
Hypothetical**	$1,000.00	$1,019.38	$5.46
Investor Class
Actual	$1,000.00	$1,045.22	$7.00
Hypothetical**	$1,000.00	$1,017.97	$6.90
A Class
Actual	$1,000.00	$1,045.24	$7.10
Hypothetical**	$1,000.00	$1,017.87	$7.00
C Class
Actual	$1,000.00	$1,041.35	$10.88
Hypothetical**	$1,000.00	$1,014.15	$10.74

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.00%, 1.09%, 1.38%, 1.40%, and 2.15% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period 9/1/2014- 2/28/2015*
Institutional Class
Actual	$1,000.00	$1,011.29	$4.19
Hypothetical**	$1,000.00	$1,020.65	$4.21
Y Class
Actual	$1,000.00	$1,009.76	$4.68
Hypothetical**	$1,000.00	$1,020.14	$4.71
Investor Class
Actual	$1,000.00	$1,008.44	$5.93
Hypothetical**	$1,000.00	$1,018.89	$5.96
A Class
Actual	$1,000.00	$1,008.28	$6.17
Hypothetical**	$1,000.00	$1,018.65	$6.21
C Class
Actual	$1,000.00	$1,004.62	$9.89
Hypothetical**	$1,000.00	$1,014.93	$9.94

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.94%, 1.19%, 1.24%, and 1.99% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

11

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—1.69%
FINANCIALS—1.69%
Banking—0.42%
BB&T Corp., 5.625% A	89,000	$2,243

Diversified Financials—0.47%
Aegon N.V., 8.00%, Due 2/15/2042	23,582	669
Bank of America Corp., 6.63% A	10,000	257
Morgan Stanley Capital Trust VIII, 6.45%, Due 4/15/2067	26,090	669
Wells Fargo & Co., 6.00%, Due 12/15/2049.	35,900	916

		2,511

Insurance—0.13%
Montpelier Re Holdings Ltd., 8.875%, Due 5/10/2016	24,820	684

Real Estate—0.67%
National Retail Properties, Inc., 5.70% A	15,000	380
Vornado Realty Trust, 5.40%, Due 12/31/2049	134,500	3,291

		3,671

Total Financials		9,109

Total Preferred Stock (Cost $8,571)		9,109

COMMON STOCK—91.32%
CONSUMER DISCRETIONARY—10.42%
Hotels, Restaurants & Leisure—2.81%
Carnival Corp.	344,180	15,140

Leisure Equipment & Products—3.93%
Hasbro, Inc.	339,607	21,163

Specialty Retail—3.68%
Lowe’s Cos., Inc.	267,523	19,821

Total Consumer Discretionary		56,124

CONSUMER STAPLES—11.99%
Beverages—1.71%
Coca-Cola Co.	212,450	9,199

Tobacco—10.28%
Altria Group, Inc.	383,770	21,602
Lorillard, Inc.	323,751	22,151
Reynolds American, Inc.	153,872	11,636

		55,389

Total Consumer Staples		64,588

ENERGY—8.58%
Oil & Gas—8.58%
Chevron Corp.	88,666	9,459
ConocoPhillips	190,079	12,393
Kinder Morgan, Inc.	593,525	24,340

Total Energy		46,192

FINANCIALS—15.68%
Diversified Financials—10.54%
BlackRock, Inc., Class A	51,412	19,095
Federated Investors, Inc., Class B	504,030	16,598
Wells Fargo & Co.	384,036	21,041

		56,734

	Shares	Fair Value
		(000’s)
Insurance—2.54%
Cincinnati Financial Corp.	259,741	$13,704

Real Estate—2.60%
Corrections Corp. of AmericaB	351,340	14,015

Total Financials		84,453

HEALTH CARE—8.94%
Pharmaceuticals—8.94%
Bristol-Myers Squibb Co.	239,405	14,585
Eli Lilly & Co.	220,948	15,504
Pfizer, Inc.	526,563	18,071

Total Health Care		48,160

INDUSTRIALS—4.17%
Aerospace & Defense—4.17%
General Dynamics Corp.	161,895	22,468

INFORMATION TECHNOLOGY—16.98%
Communications Equipment—6.26%
Cisco Systems, Inc.	504,520	14,889
Corning, Inc.	773,870	18,883

		33,772

IT Consulting & Services—2.18%
Paychex, Inc.	235,931	11,758

Semiconductor Equipment & Products—3.09%
Intel Corp.	500,331	16,636

Software—5.45%
CA, Inc.	539,700	17,551
Microsoft Corp.	268,808	11,787

		29,338

Total Information Technology		91,504

MATERIALS—7.53%
Chemicals—7.53%
Albemarle Corp.	254,095	14,374
NewMarket Corp.	31,451	14,816
The Mosaic Co.	212,950	11,342

Total Materials		40,532

TELECOMMUNICATION SERVICES—3.83%
Diversified Telecommunication Services—3.83%
Verizon Communications, Inc.	190,884	9,439
Windstream Holdings Inc.	1,415,310	11,167

Total Telecommunication Services		20,606

UTILITIES—3.20%
Electric—3.20%
Dominion Resources, Inc.	102,498	7,389
Duke Energy Corp.	125,231	9,837

Total Utilities		17,226

Total Common Stock (Cost $430,923)		491,853

See accompanying notes

12

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS—8.92% (Cost $48,030)
JPMorgan U.S. Government Money Market Fund, Capital Class	48,030,211	$48,030

TOTAL INVESTMENTS —101.93% (Cost $487,524)		548,992
LIABILITIES, NET OF OTHER ASSETS—(1.93%)		(10,419)

TOTAL NET ASSETS—100.00%		$538,573

Percentages are stated as a percent of net assets.

A	A type of Preferred Stock that has no maturity date.
B	REIT - Real Estate Investment Trust.

Futures Contracts Open on February 28, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	235	March 2015	$24,707,900	$(33,919)

				$24,707,900	$(33,919)

See accompanying notes

13

American Beacon Zebra Global Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia—2.88%
Common Stocks—(Cost $208)
Australia & New Zealand Banking Group Ltd. ADRA	832	$23
BHP Billiton Ltd. ADRA	994	26
Commonwealth Bank of Australia	422	31
CSL Ltd.	215	15
Leighton Holdings Ltd.	523	9
National Australia Bank Ltd.	776	23
Orica Ltd.	523	8
Wesfarmers Limited	471	16
Westpac Banking Corp.	854	26
Woolworths Holdings Ltd.	549	13

Total Australia		190

Austria—0.06%
Common Stocks—(Cost $4)
Voestalpine AG	93	4

Belgium—0.44%
Common Stocks—(Cost $32)
Colruyt S.A.	304	14
Groupe Bruxelles Lambert S.A.	173	15

Total Belgium		29

Canada—2.11%
Common Stocks—(Cost $153)
BCE, Inc.	354	16
Imperial Oil Ltd.	396	15
Magna International, Inc., Class A	236	26
Pacific Rubiales Energy Corp.	699	2
Potash Corp of Saskatchewan, Inc.	827	30
RioCan Real Estate Investment TrustB	597	14
Suncor Energy, Inc.	1,218	36

Total Canada		139

Denmark—0.59%
Common Stocks—(Cost $37)
DSV A.S.	272	9
Novo Nordisk A.S., Class B	419	20
TDC A.S.	1,295	10

Total Denmark		39

Finland—0.38%
Common Stocks—(Cost $24)
Orion Corp., Class B	287	9
Sampo OYJ, Class A	186	9
Wartsila OYJ Abp	144	7

Total Finland		25

France—3.70%
Common Stocks—(Cost $233)
Christian Dior SE	120	23
Cie Generale des Etablissements Michelin	204	20
CNP AssurancesG	987	16
Hermes International	5	2

	Shares	Fair Value
		(000’s)
Imerys S.A.G	233	$17
Rexel S.A.	1,026	20
Scor SE, ADRA	600	20
Societe BIC S.A., ADRA G	176	26
Thales S.A.	345	20
Total S.A.	1,051	57
Zodiac Aerospace	631	23

Total France		244

Germany—3.78%
Common Stocks—(Cost $176)
BASF SEG	416	40
Brenntag AG	312	18
Daimler AG, Reg S	455	43
Henkel AG & Co., KGaA	194	20
SAP AG	480	34
United Internet AG, Reg S	391	18
Volkswagen AG	79	20

Total Common Stocks		193

Preferred Stocks—(Cost $57)
Bayerische Motoren Werke AGC	247	24
Fuchs Petrolub SEC	237	10
Porsche Automobil Holding SEC	238	22

Total Preferred Stocks		56

Total Germany		249

Hong Kong/China—1.29%
Common Stocks—(Cost $77)
Bank of East Asia Ltd.	1,600	7
Cheung Kong Holdings Ltd.	1,000	20
First Pacific Co., Ltd.	8,000	8
Hang Seng Bank Ltd.	500	9
Hopewell Highway Infrastructure Ltd.	125	0
Hopewell Holdings Ltd.	2,500	9
Power Assets Holdings Ltd.	1,000	10
Sino Land Co., Ltd.	4,000	7
SJM Holdings Ltd.	5,000	7
Yue Yuen Industrial Holdings Ltd.	2,000	8

Total Hong Kong/China		85

Ireland—1.34%
Common Stocks—(Cost $81)
Accenture, PLC, Class AD	406	37
Medtronic PLCD	667	51

Total Ireland		88

Italy—0.83%
Common Stocks—(Cost $46)
Pirelli & C. SpA	1,630	25
Prysmian SpA	1,517	30

Total Italy		55

Japan—7.82%
Common Stocks—(Cost $456)
Air Water, Inc.	1,000	17
Asahi Kasei Corp.	2,000	21
Bridgestone Corp.	700	27
Brother Industries Ltd.	1,400	24
Canon, Inc.	900	29

See accompanying notes

14

American Beacon Zebra Global Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Central Japan Railway Co.	200	$37
Chugoku Bank Ltd.	1,400	22
Daiichi Sankyo Co., Ltd	1,000	16
Fujitsu Ltd.	2,000	12
GungHo Online Entertainment Inc.	3,000	10
Hachijuni Bank Ltd.	4,000	29
Hiroshima Bank Ltd.	5,000	27
Hisamitsu Pharmaceutical Co.	400	15
Honda Motor Co., Ltd.	800	26
IYO Bank Ltd.	2,200	27
Mitsubishi Electric Corp.	1,000	12
Osaka Gas Co., Ltd.	5,000	21
Otsuka Holdings Co., Ltd.	700	21
Ricoh Co., Ltd.	1,500	15
Seiko Epson Corp.	300	11
Sumitomo Rubber Industries Ltd.	1,100	19
Toho Gas Co., Ltd.	4,000	23
Tokyo Gas Co., Ltd.	5,000	30
Yamaguchi Financial	2,000	24

Total Japan		515

Luxembourg—0.42%
Common Stocks—(Cost $34)
Millicom International Cellular S.A.	219	16
Tenaris S.A.	860	12

Total Luxembourg		28

Netherlands—1.81%
Common Stocks—(Cost $113)
Akzo Nobel	243	18
Koninklijke Philips N.V.	979	18
LyondellBasell Industries N.V., Class A	383	33
Unilever N.V., CVA, GDRE F	760	33
Wolters Kluwer N.V.	511	17

Total Netherlands		119

Portugal—0.08%
Common Stocks—(Cost $5)
Jeronimo Martins SGPS S.A.	458	5

Singapore—0.82%
Common Stocks—(Cost $48)
DBS Group Holdings Ltd.	1,000	14
Flextronics International Ltd.G	1,901	23
United Overseas Bank Ltd.	1,000	17

Total Singapore		54

Spain—1.32%
Common Stocks—(Cost $88)
Distribuidora Internacional de Alimentacion S.A.	3,730	28
Zardoya Otis S.A.	4,836	59

Total Spain		87

Sweden—0.99%
Common Stocks—(Cost $57)
Atlas Copco AB, Class BG	524	16
Ericsson LM, Class B	1,263	16
Hennes & Mauritz AB, Class B	364	16
Investor AB, Class B	421	17

Total Sweden		65

	Shares	Fair Value
		(000’s)
Switzerland—4.98%
Common Stocks—(Cost $302)
ACE Ltd.	321	$36
Cie Financiere Richemont S.A.	271	23
Garmin Ltd.	419	21
Kuehne + Nagel International AG, Reg SH G	100	15
Pargesa Holding S.A.	287	22
Roche Holding AG Genusschein	397	107
Schindler Holding AG, Reg S	108	18
Sika AG BR	5	18
Swatch Groug AG, Reg S	138	12
TE Connectivity Ltd.	437	32
Wolseley PLCD	394	24

Total Switzerland		328

United Kingdom—8.41%
Common Stocks—(Cost $548)
3i Group PLCD	2,116	16
Aggreko PLCD	552	15
BAE Systems PLCD	3,236	27
BP PLCD	7,311	52
British American Tobacco PLCD	634	37
BT Group PLCD	3,620	25
Bunzl PLCD	719	21
Cobham PLCD	3,683	19
Delphi Automotive PLCD	364	29
GKN PLCD	2,391	13
GlaxoSmithKline PLCD	1,460	35
HSBC Holdings PLCD	5,003	45
IMI PLCD	612	13
Kingfisher PLCD	2,502	14
Marks & Spencer Group PLCD	1,966	15
Next PLCD	193	23
Old Mutual PLCD	5,253	18
Rexam PLCD	2,425	21
Royal Dutch Shell PLC, Class AD	1,164	38
Sage Group PLCD	2,139	16
Smiths Group PLCD	689	12
Standard Chartered PLCD	1,142	17
Tate & Lyle PLCD	1,355	12
Travis Perkins PLCD	683	21

Total United Kingdom		554

United States—52.91%
Common Stocks—(Cost $3,037)
AbbVie, Inc.	661	40
Aflac, Inc.	386	24
Alleghany Corp.	74	35
Alliant Energy Corp.	382	24
American Express Co.	334	27
Amgen, Inc.	281	44
Arch Capital Group Ltd.G	416	25
Arrow Electronics, Inc.	342	21
AT&T, Inc.	1,729	60
AutoNation, Inc.G	375	23
Axis Capital Holdings Ltd.	491	25
Baxter International, Inc.	460	33

See accompanying notes

15

American Beacon Zebra Global Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Bed Bath & Beyond, Inc.G	511	$38
Berkshire Hathaway, Inc., Class BG	462	67
CA, Inc.	754	25
California Resources Corp.	182	1
Chevron Corp.	743	79
Chubb Corp.	283	28
Cintas Corp.	394	33
Cisco Systems, Inc.	2,134	63
Cognizant Technology Solutions Corp., Class AG	490	31
Colgate-Palmolive Co.	392	28
ConocoPhillips	661	43
Danaher Corp.	423	37
Dentsply International, Inc.	424	22
Discovery Communications, Inc.G	549	18
Discovery Communications, Inc., Class CG	635	19
Dollar Tree, Inc.G	464	37
Emerson Electric Co.	649	38
EOG Resources, Inc.	282	25
Everest Re Group Ltd.	184	33
Exxon Mobil Corp.	1,207	108
Fastenal Co.	531	22
FMC Corp.	480	30
Fossil Group, Inc.G	270	23
Franklin Resources, Inc.	684	37
Harris Corp.	267	21
Henry Schein, Inc.G	180	25
Home Depot, Inc.	468	54
Honeywell International, Inc.	471	48
Intel Corp.	1,673	55
International Business Machines Corp.	337	55
International Flavors & Fragrances, Inc.	402	50
Johnson & Johnson	803	82
Kellogg Co.	414	27
Kraft Foods Group, Inc.	472	30
LKQ Corp.G	1,142	28
Loews Corp.	596	24
ManpowerGroup, Inc.	301	24
Marathon Petroleum Corp.	212	22
Marsh & McLennan Cos., Inc.	505	29
Mattel, Inc.	1,100	29
Maxim Integrated Products, Inc.	608	21
McDonald’s Corp.	491	49
McGraw-Hill Cos., Inc.	266	27
MDU Resources Group, Inc.	889	20
Microsoft Corp.	2,022	88
Monsanto Co.	325	39
Occidental Petroleum Corp.	456	36
Oceaneering International, Inc.	333	18
Oracle Corp.	1,431	63
PACCAR, Inc.	408	26
Patterson Cos., Inc.	565	28
PepsiCo, Inc.	530	52
Pfizer, Inc.	1,535	53
Philip Morris International, Inc.	738	61
Phillips 66	424	33
PNC Financial Services Group, Inc.	317	29
Praxair, Inc.	238	30
Public Service Enterprise Group, Inc.	747	32
Qualcomm, Inc.	672	49

	Shares	Fair Value
		(000’s)
Raytheon Co.	233	$25
Ross Stores, Inc.	372	39
SCANA Corp.	577	33
Schlumberger Ltd.	516	44
SEI Investments Co.	745	32
Southern Co.	572	26
Stryker Corp.	289	27
Symantec Corp.	1,163	29
Synopsys, Inc.G	544	25
T. Rowe Price Group, Inc.	372	31
TJX Cos., Inc.	565	39
Travelers Cos., Inc.	337	36
U.S. Bancorp	952	43
United Technologies Corp.	444	54
UnitedHealth Group, Inc.	457	52
Verisk Analytics, Inc., Class AG	319	23
Verizon Communications, Inc.	1,477	73
Viacom, Inc., Class B	488	35
Wal-Mart Stores, Inc.	771	65
Wells Fargo & Co.	1,474	81
WR Berkley Corp.	578	29
WW Grainger, Inc.	96	23

Total United States		3,487

SHORT-TERM INVESTMENTS—2.93% (Cost $193)
JPMorgan U.S. Government Money Market Fund, Capital Class	192,607	193

TOTAL INVESTMENTS—99.89% (Cost $6,009)		6,582
OTHER ASSETS, NET OF LIABILITIES—0.10%		7

TOTAL NET ASSETS—100.00%		$6,589

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	REIT - Real Estate Investment Trust.
C	A type of Preferred Stock that has no maturity date.
D	PLC - Public Limited Company.
E	CVA - Dutch Certificate.
F	GDR - Global Depositary Receipt.
G	Non-income producing security.
H	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See accompanying notes

16

American Beacon Zebra Global Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Futures Contracts Open on February 28, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets March Futures	Long	1	March 2015	$93,765	$3,730
S&P 500 Mini E Index March Futures	Long	1	March 2015	105,140	2,046

				$198,905	$5,776

See accompanying notes

17

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—98.28%
CONSUMER DISCRETIONARY—12.21%
Auto Components—2.52%
Cooper-Standard Holding, Inc.A	2,072	$112
Dorman Products, Inc.B	3,218	143
Remy International, Inc.	4,407	101
Shiloh Industries, Inc.	2,404	30
Strattec Security Corp.	366	25
Tower International, Inc.A	3,378	91

		502

Automobiles—1.60%
Federal-Mogul Holdings Corp.A	16,302	213
Hyster-Yale Materials Handling, Inc.	1,570	104

		317

Distributors—0.33%
DXP Enterprises, Inc.A	1,418	65

Hotels, Restaurants & Leisure—0.98%
Interval Leisure Group, Inc.	6,010	162
Monarch Casino & Resort, Inc.A	1,806	33

		195

Household Durables—2.26%
Bassett Furniture Industries, Inc.	1,643	42
CSS Industries, Inc.	1,103	32
Flexsteel Industries, Inc.	966	29
Haverty Furniture Companies, Inc.	2,041	47
Helen of Troy Ltd.A	2,779	212
Hooker Furniture Corp.	1,290	24
Kimball International, Inc., Class B	4,173	40
Lifetime Brands, Inc.	1,424	23

		449

Internet & Catalog Retail—1.56%
1-800-Flowers.com, Inc., Class AA	3,795	47
Global Sources Ltd.A	4,767	26
Insight Enterprises, Inc.A	5,072	134
Overstock.com, Inc.A	3,179	72
Systemax, Inc.	2,502	30

		309

Leisure Equipment & Products—0.32%
Escalade, Inc.	1,898	29
Johnson Outdoors, Inc., Class A	1,030	35

		64

Multiline Retail—0.37%
Stein Mart, Inc.	4,463	73

Specialty Retail—1.83%
America’s Car-Mart, Inc.A	822	44
Big 5 Sporting Goods Corp.	2,017	26
Destination Maternity Corp.	2,080	34
PC Connection, Inc.	3,075	79
Rent-A-Center, Inc.	3,292	90
Shoe Carnival, Inc.	1,044	26
Trans World Entertainment Corp.	6,499	25
Winmark Corp.	480	39

		363

Textiles & Apparel—0.44%
Cherokee, Inc.	1,337	24
Culp, Inc.	1,329	29
Weyco Group, Inc.	1,235	34

		87

Total Consumer Discretionary		2,424

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES—3.76%
Beverages—0.47%
National Beverage Corp.	4,188	$94

Food & Drug Retailing—1.94%
Ingles Markets, Inc., Class A	2,674	116
SpartanNash Co.	4,124	109
Village Super Market, Inc., Class A	1,215	34
Weis Markets, Inc.	2,671	125

		384

Personal Products—1.35%
Female Health Co.	3,832	13
Nature’s Sunshine Products, Inc.	2,141	28
Revlon, Inc., Class AA	4,681	158
Steiner Leisure Ltd.A	1,486	69

		268

Total Consumer Staples		746

ENERGY—1.22%
Energy Equipment & Services—0.25%
Matrix Service Co.A	2,692	50

Oil & Gas—0.97%
North European Oil Royalty TrustC	1,817	26
Panhandle Oil and Gas, Inc., Class A	1,786	36
Sabine Royalty TrustC	1,999	85
TransAtlantic Petroleum Ltd.A	2,728	13
Vertex Energy, Inc.A B	4,261	15
Warren Resources, Inc.A	14,630	18

		193

Total Energy		243

FINANCIALS—29.84%
Banks—10.30%
1st Source Corp.	2,903	90
Access National Corp.	1,429	27
American National Bankshares, Inc.	1,067	24
Bryn Mawr Bank Corp.	1,639	49
C&F Financial Statutory Trust I	596	21
Camden National Corp.	1,055	40
Century Bancorp, Inc., Class A	815	32
Chemung Financial Corp.	491	14
Citizens & Northern Corp.	1,444	28
CNB Financial Corp.	1,906	32
Community Trust Bancorp, Inc.	2,024	66
Enterprise Bancorp, Inc.	1,234	26
Enterprise Financial Services Corp.	2,861	58
Farmers Capital Bank Corp.A	921	21
Federated National Holding Co.	1,913	55
Fidelity Southern Corp.	2,743	43
Financial Institutions, Inc.	1,756	40
First Bancorp, Inc./ME	1,386	23
First Bancorp/NC	2,350	41
First Business Financial Services, Inc.	551	26
First Community Bancshares, Inc.	2,464	40
First Defiance Financial Corp.	1,200	38
First Financial Corp.	1,598	54

See accompanying notes

18

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
First Financial Northwest, Inc.	2,581	$31
German American Bancorp, Inc.	1,595	46
Hingham Institution for Savings	295	28
Home Bancorp, Inc.	752	16
Horizon Bancorp	1,255	28
International Bancshares Corp.	9,314	230
LCNB Corp.	1,400	21
MainSource Financial Group, Inc.	2,734	51
Mercantile Bank Corp.	2,512	48
Merchants Bancshares, Inc.	766	22
MidSouth Bancorp, Inc.	1,241	18
National Bankshares, Inc.	1,018	30
NewBridge Bancorp	4,469	37
Northrim BanCorp, Inc.	767	18
Penns Woods Bancorp, Inc.	608	28
Peoples Bancorp, Inc.	1,588	38
Sandy Spring Bancorp, Inc.	2,977	77
Stock Yards Bancorp, Inc.	1,706	57
TowneBank	4,547	70
Trico Bancshares	2,146	51
Univest Corp of Pennsylvania	2,032	39
West Bancorporation, Inc.	2,039	36
Yadkin Financial Corp.A	7,037	135

		2,043

Diversified Financials—6.24%
BBX Capital Corp., Class AA	5,145	74
Consumer Portfolio Services, Inc.A	4,832	34
Credit Acceptance Corp.A	1,392	254
Diamond Hill Investment Group, Inc.	312	44
Enova International, Inc.A	1,426	33
ExlService Holdings, Inc.A	2,918	102
EZCORP, Inc., Class AA	5,563	58
FBR & Co.A	1,807	44
Heartland Financial USA, Inc.	2,334	72
LendingTree, Inc.	655	35
Meta Financial Group, Inc.	798	28
MidWestOne Financial Group, Inc.	1,108	32
Nicholas Financial, Inc.	2,119	32
Retail Opportunity Investments Corp.D	4,314	72
Texas Pacific Land TrustC	610	83
Virtus Investment Partners, Inc.	957	126
Walker & Dunlop, Inc.A	4,219	68
Westwood Holdings Group, Inc.	770	48

		1,239

Insurance—5.96%
Baldwin & Lyons, Inc., Class B	2,106	49
Crawford & Co., Class B	6,748	61
EMC Insurance Group, Inc.	1,856	58
Enstar Group Ltd.A	1,951	272
Greenlight Capital Re Ltd., Class AA	6,631	217
Independence Holding Co.	2,480	29
Investors Title Co.	296	22
Maiden Capital Financing Trust	11,654	167
Safety Insurance Group, Inc.	1,846	108
State Auto Financial Corp.	5,307	126
United Insurance Holdings Corp.	3,046	74

		1,183

Real Estate—7.34%
Amerco, Inc.	852	279
Armada Hoffler Properties, Inc.D	6,801	73
Cedar Realty Trust, Inc.D	10,739	80

	Shares	Fair Value
		(000’s)
Chesapeake Lodging TrustD	2,080	$74
Excel Trust, Inc.D	4,063	56
Franklin Street Properties Corp.D	6,280	79
Gladstone Commercial Corp.D	5,302	96
Inland Real Estate Corp.D	5,680	61
Investors Real Estate TrustD	10,575	81
Kite Realty Group TrustD	1,983	56
National Health Investors, Inc.D	862	61
One Liberty Properties, Inc.D	4,143	98
Parkway Properties, Inc.D	2,904	51
PS Business Parks, Inc.D	779	65
RLJ Lodging TrustD	1,742	55
Saul Centers, Inc.D	2,335	127
Urstadt Biddle Properties, Inc., Class AD	2,784	63

		1,455

Total Financials		5,920

HEALTH CARE—11.53%
Biotechnology—1.95%
MiMedx Group, Inc.A B	4,724	49
PDL BioPharma, Inc.B	43,962	307
SciClone Pharmaceuticals, Inc.A	4,001	31

		387

Health Care Equipment & Supplies—3.81%
Atrion Corp.	163	53
Computer Programs and Systems, Inc.	736	39
CONMED Corp.	2,241	115
Exactech, Inc.A	1,391	32
Integra LifeSciences Holdings Corp.A	2,603	156
Masimo Corp.	3,415	101
Meridian Bioscience, Inc.	3,149	62
Mesa Laboratories, Inc.	228	17
Natus Medical, Inc.A	2,318	83
Nutraceutical International Corp.	1,354	22
SurModics, Inc.A	929	22
Utah Medical Products, Inc.	354	21
Vascular Solutions, Inc.A	1,086	32

		755

Health Care Providers & Services—3.59%
Addus HomeCare Corp.A	888	19
Alliance HealthCare Services, Inc.A	1,142	27
Almost Family, Inc.	852	30
Bio-Reference Labs, Inc.A	1,717	60
Corvel Corp.A	1,897	67
Ensign Group, Inc.	2,241	99
IPC Healthcare, Inc.A	1,216	53
LHC Group, Inc.A	781	26
National Healthcare Corp.	1,544	97
RadNet, Inc.A	2,883	25
Select Medical Holdings Corp.	12,587	172
U.S. Physical Therapy, Inc.	892	38

		713

Pharmaceuticals—2.18%
BioSpecifics Technologies Corp.A	479	19
Hyperion Therapeutics, Inc.A	1,260	37
Insys Therapeutics, Inc.A	2,396	144
Lannett Co., Inc.A	3,356	209
Sucampo Pharmaceuticals, Inc., Class AA	1,532	24

		433

Total Health Care		2,288

See accompanying notes

19

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
INDUSTRIALS—17.65%
Aerospace & Defense—0.51%
Kaman Corp.	2,459	$102

Building Products—1.00%
AAON, Inc.	4,522	101
Builders FirstSource, Inc.A	6,056	37
Omega Flex, Inc.	617	18
PGT, Inc.A	4,278	43

		199

Commercial Services & Supplies—7.60%
CDI Corp.	1,623	30
Ceco Environmental Corp.	2,681	38
Collectors Universe, Inc.	715	16
CSG Systems International, Inc.	3,429	103
Electro Rent Corp.	2,342	30
Ennis, Inc.	3,644	51
Franklin Covey Co.A	1,415	25
Herman Miller, Inc.	5,384	167
Kelly Services, Inc., Class A	3,968	69
Kforce, Inc.	2,525	60
Landauer, Inc.	850	32
Marlin Business Services Corp.	1,581	30
PHI, Inc.A E	2,343	75
TeleTech Holdings, Inc.A	5,355	130
TRC Co., Inc.A	6,535	55
United Stationers Supply Co.	4,350	175
VSE Corp.	653	52
West Corp.	10,908	372

		1,510

Construction & Engineering—0.54%
Primoris Services Corp.	5,178	107

Electrical Equipment—1.43%
Chase Corp.	1,149	49
Encore Wire Corp.	2,177	81
Geospace Technologies Corp.A	1,820	34
Global Power Equipment Group, Inc.	1,781	24
Houston Wire & Cable Co.	1,875	20
Powell Industries, Inc.	1,308	44
Preformed Line Products Co.	672	31

		283

Industrial Conglomerates—3.02%
Altisource Portfolio Solutions S.A.A B	2,363	48
ICF International, Inc.A	1,915	80
Park-Ohio Industries, Inc.	1,514	87
Raven Industries, Inc.	2,822	59
RPX Corp.A	4,837	71
Standex International Corp.	1,220	88
Tredegar Corp.	1,415	29
Trimas Corp.A	4,579	137

		599

Machinery—2.02%
Alamo Group, Inc.	1,390	70
Altra Industrial Motion Corp.	2,512	69
Columbus McKinnon Corp.	2,051	54
Hardinge, Inc.	2,111	24
Kadant, Inc.	1,088	48
L.B. Foster Co., Class A	1,001	49
Sun Hydraulics Corp.	2,213	86

		400

	Shares	Fair Value
		(000’s)
Marine—0.20%
StealthGas, Inc.A	6,504	$40

Road & Rail—0.46%
Universal Truckload Services, Inc.	3,546	91

Transportation Infrastructure—0.87%
Wesco Aircraft Holdings, Inc.A	11,459	172

Total Industrials		3,503

INFORMATION TECHNOLOGY—16.00%
Communications Equipment—2.45%
Bel Fuse, Inc., Class B	1,405	27
Black Box Corp.	1,667	37
Mitel Networks Corp.A	12,855	131
NeuStar, Inc., Class AA B	4,351	115
Ubiquiti Networks, Inc.	5,569	176

		486

Computers & Peripherals—0.09%
Dot Hill Systems Corp.A	4,173	17

Electronic Equipment & Instruments—3.49%
Analogic Corp.	800	69
Coherent, Inc.	2,205	142
CTS Corp.	3,349	58
Daktronics, Inc.	3,751	38
ePlus, Inc.	937	78
MTS Systems Corp.	1,377	100
Newport Corp.A	3,731	74
Scansource, Inc.A	3,127	114
Tessco Technologies, Inc.	834	19

		692

Internet Software & Services—0.71%
AVG Technologies N.V.A	2,187	49
Perficient, Inc.A	3,282	66
Reis, Inc.	1,044	25

		140

IT Consulting & Services—4.67%
Computer Task Group, Inc.	1,964	15
Hackett Group, Inc.	2,685	24
iGATE Corp.A	6,616	283
Lionbridge TechnologiesA	7,217	41
MoneyGram International, Inc.A	11,403	97
Sykes Enterprises, Inc.A	4,005	93
Syntel, Inc.A	7,628	376

		929

Semiconductor Equipment & Products—2.75%
Amkor Technology, Inc.A	23,849	233
Cascade Microtech, Inc.A	1,547	21
GSI Group, Inc.A	2,986	39
Integrated Silicon Solution, Inc.	3,009	49
IXYS Corp.	2,619	31
MA COM Technology Solutions Holdings, Inc.A	1,714	59
Nova Measuring Instruments Ltd.A	2,688	30
PDF Solutions, Inc.A	3,111	56
Ultra Clean Holdings, Inc.A	3,430	28

		546

See accompanying notes

20

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Software—1.84%
American Software, Inc., Class A	2,192	$21
Magic Software Enterprises Ltd.	5,145	35
Mentor Graphics Corp.	10,857	254
QAD, Inc., Class A	981	21
Sapiens International Corp., N.V.	4,365	34

		365

Total Information Technology		3,175

MATERIALS—3.19%
Chemicals—2.39%
FutureFuel Corp.	5,831	72
Hawkins, Inc.	967	38
Innospec, Inc.	2,811	123
KMG Chemicals, Inc.	1,040	23
Quaker Chemical Corp.	1,144	93
Stepan Co.	2,243	92
Trecora ResourcesA	2,218	32

		473

Construction Materials—0.17%
United States Lime & Minerals, Inc.	506	34

Containers & Packaging—0.11%
UFP Technologies, Inc.A	930	22

Metals & Mining—0.52%
Hallador Energy Co.	3,258	41
Handy & Harman Ltd.A	1,507	63

		104

Total Materials		633

TELECOMMUNICATION SERVICES—0.91%
Diversified Telecommunication Services—0.71%
IDT Corp., Class B	1,736	37
Premiere Global Services, Inc.A	4,378	43
Shenandoah Telecommunications Co.	2,160	62

		142

Wireless Telecommunication Services—0.20%
Spok Holdings, Inc.	2,100	39

Total Telecommunication Services		181

UTILITIES—1.97%
Electric—1.33%
MGE Energy, Inc.	3,243	141
Otter Tail Corp.	3,743	122

		263

Gas—0.09%
Delta Natural Gas Co., Inc.	922	18

Water—0.55%
Artesian Resources Corp., Class A	679	15
Middlesex Water Co.	1,351	31
SJW Corp.	1,931	64

		110

Total Utilities		391

Total Common Stock (Cost $18,189)		19,504

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS—1.88% (Cost $374)
JPMorgan U.S. Government Money Market Fund, Capital Class	373,793	$374

SECURITIES LENDING COLLATERAL—2.63%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	441,700	442
DWS Government and Agency Securities Portfolio, Institutional Class	80,450	80

Total Securities Lending Collateral (Cost $522)		522

TOTAL INVESTMENTS—102.79% (Cost $19,085)		20,400
LIABILITIES, NET OF OTHER ASSETS—(2.79%)		(553)

TOTAL NET ASSETS—100.00%		$19,847

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at February 28, 2015.
C	Royalty Trust.
D	REIT - Real Estate Investment Trust.
E	Non-voting participating shares.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

21

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Futures Contracts Open on February 28, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index March Futures	Long	3	March 2015	$369,480	$180

				$369,480	$180

See accompanying notes

22

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—2.75%
FINANCIALS—1.38%
Banks—0.37%
Alpha Bank A.E.A	7,437,628	$3,080

Other Finance—0.27%
Oslo Bors VPS Holdings ASA	188,850	2,279

Real Estate—0.74%
Annaly Capital Management, Inc.B	359,000	3,812
Omega Healthcare Investors, Inc.B	60,000	2,403

		6,215

MANUFACTURING—0.72%
Basic Materials—0.72%
CVR Partners LPC D	434,611	6,093

MATERIALS—0.65%
Basic Materials—0.14%
OCI Partners LPC D	64,105	1,154

Chemicals—0.25%
Terra Nitrogen Co. LPC D	14,650	2,142

Metals & Mining—0.26%
OCI Resources LPC D	91,000	2,211

Total Common Stock (Cost $23,745)		23,174

	Par AmountM
	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS—1.03%
Consumer—1.03%
North Atlantic Trading Co. Inc., 1st Lien Term Loan, 7.75%, Due 1/13/2020E	$3,268	3,203
North Atlantic Trading Co. Inc., 2nd Lien Term Loan, 11.50%, Due 6/30/2020E	5,600	5,516

Total Domestic Bank Loan Obligations (Cost $8,748)		8,719

DOMESTIC CONVERTIBLE OBLIGATIONS—2.58%
Finance—0.85%
Annaly Capital Management, Inc., 5.00%, Due 5/15/2015 B	7,173	7,190

Manufacturing—0.53%
Tesla Motors, Inc., 1.25%, Due 3/1/2021	5,225	4,431

Telecommunications—0.56%
Finisar Corp., 0.50%, Due 12/15/2033	4,750	4,703

Transportation—0.64%
Titan Machinery, Inc., 3.75%, Due 5/1/2019	7,450	5,406

Total Domestic Convertible Obligations (Cost $22,624)		21,730

DOMESTIC OBLIGATIONS—75.75%
Consumer—5.49%
Beverages & More, Inc., 10.00%, Due 11/15/2018F	1,650	1,551
Constellation Brands, Inc., 6.00%, Due 5/1/2022	9,000	10,305
HJ Heinz Co., 4.25%, Due 10/15/2020	9,250	9,387
JBS USA LLC / JBS USA Finance, Inc., 5.875%, Due 7/15/2024F G	5,000	4,994
Minerva Luxembourg S.A., 7.75%, Due 1/31/2023F	10,600	10,440
Simmons Foods, Inc., 7.875%, Due 10/1/2021F	9,605	9,605

		46,282

Energy—4.98%
Bonanza Creek Energy, Inc., 5.75%, Due 2/1/2023	3,975	3,697
MEG Energy Corp., 7.00%, Due 3/31/2024F	4,275	4,163

See accompanying notes

23

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountM	Fair Value
	(000’s)	(000’s)
Memorial Production Partners LP / Memorial Production Finance Corp.,
7.625%, Due 5/1/2021C	$8,550	$8,187
6.875%, Due 8/1/2022C F	7,125	6,608
Northern Blizzard Resources, Inc., 7.25%, Due 2/1/2022F	9,628	9,195
Northern Oil and Gas, Inc., 8.00%, Due 6/1/2020	11,025	10,142

		41,992

Finance—3.73%
Carlson Travel Holdings, Inc., 7.50%, Due 8/15/2019E F	8,475	8,581
DFC Finance Corp., 10.50%, Due 6/15/2020F	11,400	9,405
Fly Leasing Ltd., 6.75%, Due 12/15/2020	13,300	13,467

		31,453

Manufacturing—19.79%
AAR Corp., 7.25%, Due 1/15/2022	9,323	10,115
Activision Blizzard, Inc., 5.625%, Due 9/15/2021F	7,950	8,507
ADS Tactical, Inc., 11.00%, Due 4/1/2018F	17,500	17,806
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, Due 3/15/2024C	15,275	14,015
Crown Americas LLC / Crown Americas Capital Corp IV, 4.50%, Due 1/15/2023G	7,825	8,001
Ducommun, Inc., 9.75%, Due 7/15/2018	7,450	7,972
IHS, Inc., 5.00%, Due 11/1/2022F	9,871	10,031
Kissner Milling Co., Ltd., 7.25%, Due 6/1/2019F	11,400	11,628
LSB Industries, Inc., 7.75%, Due 8/1/2019	12,250	12,771
Orbital ATK, Inc., 5.25%, Due 10/1/2021F	13,413	13,681
Sealed Air Corp., 6.50%, Due 12/1/2020F	12,756	14,449
Sensata Technologies BV, 4.875%, Due 10/15/2023F	13,500	14,075
Servicios Corporativos Javer SAPI de CV, 9.875%, Due 4/6/2021F	8,925	9,237
Southern Graphics, Inc., 8.375%, Due 10/15/2020F	14,315	14,494

		166,782

Service—29.29%
Ancestry.com Holdings LLC, 9.625%, Due 10/15/2018E F	4,750	4,631
Ancestry.com, Inc., 11.00%, Due 12/15/2020	7,000	7,718
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp., 6.00%, Due 10/15/2021C	7,450	7,972
CHS/Community Health Systems, Inc., 5.125%, Due 8/1/2021	9,300	9,695
Churchill Downs, Inc., 5.375%, Due 12/15/2021	13,100	13,264
DaVita HealthCare Partners, Inc., 5.75%, Due 8/15/2022	12,500	13,484
Envision Healthcare Corp., 5.125%, Due 7/1/2022F	8,550	8,903
Halyard Health, Inc., 6.25%, Due 10/15/2022F	6,925	7,271
HCA, Inc.,
3.75%, Due 3/15/2019	2,000	2,043
4.75%, Due 5/1/2023	11,645	12,284
Kindred Healthcare, Inc., 6.375%, Due 4/15/2022	12,525	12,525
Lansing Trade Group LLC / Lansing Finance Co. Inc, 9.25%, Due 2/15/2019F G	10,900	10,083
LifePoint Hospitals, Inc., 5.50%, Due 12/1/2021	13,450	14,291
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020F	14,050	15,068
MGM Resorts International, 7.75%, Due 3/15/2022	12,000	13,710
Multi-Color Corp., 6.125%, Due 12/1/2022F	8,675	9,000
Numericable-SFR SAS, 4.875%, Due 5/15/2019F	11,900	11,900
Station Casinos LLC, 7.50%, Due 3/1/2021G	13,125	14,108
Tenet Healthcare Corp., 4.50%, Due 4/1/2021	16,875	16,959
Univision Communications, Inc., 6.75%, Due 9/15/2022F	14,800	16,077
Vantage Oncology LLC / Vantage Oncology Finance Co., 9.50%, Due 6/15/2017F G	2,850	2,750
Viking Cruises Ltd., 8.50%, Due 10/15/2022F	11,150	12,460
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, Due 3/15/2022G	10,000	10,506

		246,702

Telecommunications—5.87%
DigitalGlobe, Inc., 5.25%, Due 2/1/2021F	13,750	13,338
NeuStar, Inc., 4.50%, Due 1/15/2023	9,350	8,228
Nokia Corp., 5.375%, Due 5/15/2019	11,000	12,100
Virgin Media Finance PLC, 6.375%, Due 4/15/2023F H	14,650	15,822

		49,488

Transportation—4.18%
Gol Luxco S.A., 8.875%, Due 1/24/2022F	4,800	4,080
United Continental Holdings, Inc.,

See accompanying notes

24

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

		Par AmountM	Fair Value
		(000’s)	(000’s)
6.375%, Due 6/1/2018		$3,100	$3,321
6.00%, Due 12/1/2020		7,675	8,136
US Airways Group, Inc., 6.125%, Due 6/1/2018		13,600	14,398
VRG Linhas Aereas S.A., 10.75%, Due 2/12/2023F		5,000	5,338

			35,273

Utilities—2.42%
Calpine Corp., 7.875%, Due 1/15/2023F		8,614	9,669
GenOn Americas Generation LLC, 9.125%, Due 5/1/2031G		11,600	10,730

			20,399

Total Domestic Obligations (Cost $632,329)			638,371

FOREIGN CONVERTIBLE OBLIGATIONS—0.53%
Consumer—0.53%
Marine Harvest ASA, 2.375%, Due 5/8/2018I		2,000	3,068
Pescanova S.A.,J K
5.125%, Due 4/20/2017J K		7,450	750
8.75%, Due 2/17/2019J K		6,600	665

Total Foreign Convertible Obligations (Cost $12,982)			4,483

FOREIGN OBLIGATIONS—11.02%
Consumer—0.61%
Marine Harvest ASA, 5.09%, Due 3/12/2018 I	NOK	39,000	5,164

Finance—2.46%
Emma Delta Finance PLC,
8.50%, Due 10/15/2017F H	EUR	5,000	5,371
12.00%, Due 10/15/2017F H	EUR	7,000	8,264
MPT Operating Partnership LP/MPT Finance Corp., 5.75%, Due 10/1/2020C	EUR	5,850	7,075

			20,710

Service—4.92%
Cirsa Funding Luxembourg S.A., 8.75%, Due 5/15/2018F	EUR	7,650	8,817
Europcar Groupe S.A., 11.50%, Due 5/15/2017F	EUR	6,000	7,572
Gala Electric Casinos, 11.50%, Due 6/1/2019F	GBP	6,950	11,383
Gamenet SpA, 7.25%, Due 8/1/2018F	EUR	10,000	10,242
Intralot Finance Luxemburg, 9.75%, Due 8/15/2018F	EUR	2,850	3,405

			41,419

Sovereign—1.25%
Greece, Hellenic Republic, 3.00%, Due 2/24/2023I L	EUR	3,500	2,493
Mexican Bonos Desarr, 5.00%, Due 6/15/2017	MXN	117,500	8,026

			10,519

Transportation—1.78%
CMA CGM S.A., 8.875%, Due 4/15/2019F	EUR	5,350	6,279
Moto Finance PLC, 10.25%, Due 3/15/2017F H	GBP	5,350	8,714

			14,993

Total Foreign Obligations (Cost $104,363)			92,805

U.S. AGENCY OBLIGATIONS—1.29%
Federal National Mortgage Association,
1.375%, Due 11/15/2016,		1,000	1,013
1.25%, Due 1/30/2017,		7,750	7,835
0.875%, Due 12/20/2017,		2,000	1,991

Total U.S. Agency Obligations (Cost $10,801)			10,839

U.S. Treasury Obligations—0.17% (Cost $1,451)
0.875%, Due 2/28/2017		1,450	1,457

		Shares
SHORT-TERM INVESTMENTS - 3.21% (Cost $27,045)
JPMorgan U.S. Government Money Market Fund, Capital Class		27,045,010	27,045

See accompanying notes

25

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Fair Value
(000’s)
TOTAL INVESTMENTS—98.33% (Cost $844,088)	$828,623
OTHER ASSETS, NET OF LIABILITIES—1.67%	14,078

TOTAL NET ASSETS—100.00%	$842,701

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	LP - Limited Partnership.
D	MLP - Master Limited Partnership.
E	PIK - Payment in Kind.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $394,887 or 46.86% of net assets. The Fund has no right to demand registration of these securities.
G	LLC - Limited Liability Company.
H	PLC - Public Limited Company.
I	Variable rate.
J	Illiquid. At period end, the value of these securities amounted to $1,415 or 0.17% of net assets.
K	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,415 or 0.17% of net assets.
L	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
M	In U.S. Dollars unless stated otherwise.

See accompanying notes

26

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Futures Contracts Open at February 28, 2015 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Globex December Futures	Short	215	3/16/2015	$20,742	$175
Euro Currency Globex December Futures	Short	488	3/16/2015	68,290	6,717

				$89,032	$6,892

OTC swap agreements outstanding on February 28, 2015:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (000’s):

Index/ Obligation	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 2/28/2015(2)	Notional Amount (3)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)	Fair Value
Delta Airline	GLM	5.000%	12/20/2016	1.5348%	$1,000	$(78)	$138	$60
Delta Airline	GLM	5.000%	3/20/2017	1.6021%	1,000	(48)	115	67
Delta Airline	GLM	5.000%	3/20/2017	1.6021%	1,000	(57)	124	67
Delta Airline	JPM	5.000%	6/20/2017	1.7116%	2,000	(108)	252	144
Delta Airline	FBF	5.000%	6/20/2017	1.7116%	2,000	(113)	257	144
Delta Airline	GLM	5.000%	6/20/2017	1.7116%	1,000	(63)	135	72
Delta Airline	JPM	5.000%	9/20/2017	1.7987%	2,000	(120)	275	155
Delta Airline	FBF	5.000%	12/20/2017	1.8689%	2,000	(85)	251	166

						$(672)	$1,547	$875

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Glossary:

Counterpary Abbreviations:

FBF	Credit Suisse International
GLM	Goldman Sachs Bank USA
JPM	JPMorgan Chase Bank, N.A.

Currency Abbreviations:

EUR	Euro	MXN	Mexican Peso
GPB	British Pound	NOK	Norwegian Krone

Exchange Abbreviations:

Globex	Chicago Mercantile Exchange
OTC	Over-the-Counter

See accompanying notes

27

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2015 (Unaudited) (in thousands, except share and per share amounts)

	The London Company Income Equity Fund	Zebra Global Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund
Assets:
Investments in unaffiliated securities, at fair value A	$548,992	$6,582	$20,400	$828,623
Cash	—	—	—	1,276
Swap premium paid	—	—	—	11,328
Swap Income receivable	—	—	—	115
Deposit with brokers for futures contracts	1,173	8	15	—
Dividends and interest receivable	1,450	14	12	14,160
Receivable for investments sold	—	—	—	5,260
Receivable for fund shares sold	9,477	2	3	4,676
Receivable for tax reclaims	—	3	—	78
Receivable for expense reimbursement (Note 2)	—	9	8	—
Receivable for variation margin on open futures contracts	—	—	—	6,895
Unrealized appreciation from swap agreements	—	—	—	1,547
Prepaid expenses	53	22	23	108

Total assets	561,145	6,640	20,461	874,066

Liabilities:
Swap premium received	—	—	—	12,000
Due to brokers for futures contracts	—	—	—	4,784
Payable for investments purchased	21,606	—	—	11,774
Payable for fund shares redeemed	404	—	46	1,718
Payable for variation margin from open futures contracts	89	1	2	—
Payable under excess expense reimbursement plan	59	—	—	36
Payable upon return of securities loaned B	—	—	522	—
Dividends payable	—	—	—	339
Management and investment advisory fees payable	146	8	3	276
Administrative service and service fees payable	224	3	8	326
Transfer agent fees payable	2	1	1	23
Custody and fund accounting fees payable	4	3	1	8
Professional fees payable	25	32	28	41
Trustee fees payable	3	—	—	7
Payable for prospectus and shareholder reports	7	1	1	29
Other liabilities	3	2	2	4

Total liabilities	22,572	51	614	31,365

Net Assets	$538,573	$6,589	$19,847	$842,701

Analysis of Net Assets:
Paid-in-capital	474,914	6,004	17,704	854,014
Undistributed (or overdistribution of) net investment income or (loss)	1,161	17	31	(672)
Accumulated net realized gain (loss)	1,064	(11)	797	(3,536)
Unrealized appreciation of investments	61,468	866	1,315	862
Unrealized (depreciation) of currency transactions	—	(293)	—	(16,406)
Unrealized appreciation or (depreciation) of futures contracts	(34)	6	—	6,892
Unrealized appreciation of swap agreements	—	—	—	1,547

Net assets	$538,573	$6,589	$19,847	$842,701

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	6,530,231	54,765	110,657	15,768,567

Y Class	17,269,908	59,813	642,810	30,600,347

Investor Class	1,341,106	47,125	160,374	22,050,566

A Class	4,045,346	331,543	316,378	9,017,754

C Class	6,671,638	88,290	107,421	7,888,293

Net assets (not in thousands):
Institutional Class	$98,685,910	$618,465	$1,636,099	$155,866,499

Y Class	$259,752,646	$680,325	$9,591,841	$302,131,737

Investor Class	$20,187,634	$530,954	$2,376,997	$217,218,409

A Class	$60,594,421	$3,768,171	$4,689,565	$89,177,897

C Class	$99,352,078	$991,022	$1,552,343	$78,306,367

See accompanying notes

28

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2015 (Unaudited) (in thousands, except share and per share amounts)

	The London Company Income Equity Fund	Zebra Global Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund
Net asset value, offering and redemption price per share:
Institutional Class	$15.11	$11.29	$14.79	$9.88

Y Class	$15.04	$11.37	$14.92	$9.87

Investor Class	$15.05	$11.27	$14.82	$9.85

A Class	$14.98	$11.37	$14.82	$9.89

A Class (offering price)	$15.89	$12.06	$15.72	$10.38

C Class	$14.89	$11.22	$14.45	$9.93

A Cost of investments in unaffiliated securities	$487,524	$6,009	$19,085	$844,088
B Fair value of securities on loan	$—	$—	$511	$—

See accompanying notes

29

American Beacon FundsSM

Statement of Operations

For the Six Months ended February 28, 2015 (Unaudited) (in thousands)

	The London Company Income Equity Fund	Zebra Global Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$5,714	$72	$152	$830
Interest income	—	—	4	22,287

Total investment income	5,714	72	156	23,117

Expenses:
Management and investment advisory fees (Note 2)	692	13	57	1,635
Administrative service fees (Note 2):
Institutional Class	99	1	2	149
Y Class	263	1	13	409
Investor Class	24	1	4	281
A Class	59	6	7	130
C Class	96	1	2	114
Transfer agent fees:
Institutional Class	7	—	—	25
Y Class	3	—	—	7
Investor Class	1	1	1	6
A Class	1	—	1	6
C Class	2	—	—	4
Custody and fund accounting fees	15	13	4	48
Professional fees	22	18	20	38
Registration fees and expenses	53	35	37	68
Service fees (Note 2):
Y Class	88	—	4	137
Investor Class	21	1	3	346
A Class	29	3	3	65
C Class	48	1	1	57
Distribution fees (Note 2):
A Class	49	5	6	108
C Class	324	5	8	379
Prospectus and shareholder report expenses	12	2	3	41
Trustee fees	7	—	1	16
Other expenses	13	6	6	15

Total expenses	1,928	113	183	4,084

Net fees (waived and expenses reimbursed)/recouped by Manager (Note 2)	59	(71)	(60)	25

Net expenses	1,987	42	123	4,109

Net investment income	3,727	30	33	19,008

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(86)	282	825	5,038
Commission recapture (Note 3)	12	—	—	—
Foreign currency transactions	—	(50)	—	(984)
Futures contracts	1,434	2	14	8,420
Change in net unrealized appreciation or (depreciation) of:
Investments	29,213	41	(26)	(11,480)
Foreign currency transactions	—	(237)	—	(15,460)
Futures contracts	(120)	(2)	(10)	4,356
Swap agreements	—	—	—	(390)

Net gain (loss) from investments	30,453	34	803	(10,500)

Net increase in net assets resulting from operations	$34,180	$64	$836	$8,508

A Foreign taxes	—	3	—	—

See accompanying notes

30

American Beacon FundsSM

Statement of Changes of Net Assets (in thousands)

	The London Company Income Equity Fund		Zebra Global Equity Fund
	Six Months Ended February 28, 2015	Year Ended August 31, 2014	Six Months Ended February 28, 2015	Year Ended August 31, 2014
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,727	$3,829	$30	$81
Net realized gain from investments, commission recapture, futures contracts, and foreign currency transactions	1,360	3,210	234	617
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	29,093	30,033	(200)	502

Net increase in net assets resulting from operations	34,180	37,072	64	1,200

Distributions to Shareholders:
Net investment income:
Institutional Class	(668)	(1,034)	(6)	(8)
Y Class	(1,668)	(1,468)	(7)	(2)
Investor Class	(148)	(278)	(5)	(13)
A Class	(326)	(366)	(38)	(40)
C Class	(320)	(299)	(9)	—
Net realized gain from investments:
Institutional Class	(556)	(276)	(76)	(175)
Y Class	(1,564)	(389)	(89)	(40)
Investor Class	(137)	(93)	(58)	(159)
A Class	(342)	(137)	(460)	(805)
C Class	(583)	(144)	(112)	(118)

Net distributions to shareholders	(6,312)	(4,484)	(860)	(1,360)

Capital Share Transactions:
Proceeds from sales of shares	268,191	191,341	536	3,248
Reinvestment of dividends and distributions	2,788	2,392	798	1,171
Cost of shares redeemed	(36,034)	(53,070)	(1,473)	(3,617)

Net increase (decrease) in net assets from capital share transactions	234,945	140,663	(139)	802

Net increase (decrease) in net assets	262,813	173,251	(935)	642

Net Assets:
Beginning of period	275,760	102,509	7,524	6,882

End of Period *	$538,573	$275,760	$6,589	$7,524

* Includes undistributed (or over distribution of) net investment income	$1,161	$564	$17	$64

See accompanying notes

31

American Beacon FundsSM

Statement of Changes of Net Assets (in thousands)

	Zebra Small Cap Equity Fund		SiM High Yield Opportunities Fund
	Six Months Ended February 28, 2015	Year Ended August 31, 2014	Six Months Ended February 28, 2015	Year Ended August 31, 2014
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$33	$102	$19,008	$33,318
Net realized gain from investments, commission recapture, futures contracts, and foreign currency transactions	839	1,493	12,474	8,048
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	(36)	360	(22,974)	18,878

Net increase in net assets resulting from operations	836	1,955	8,508	60,244

Distributions to Shareholders:
Net investment income:
Institutional Class	(5)	—	(2,785)	(3,357)
Y Class	(30)	—	(7,449)	(8,079)
Investor Class	(1)	—	(4,871)	(16,592)
A Class	(6)	—	(2,232)	(5,141)
C Class	—	—	(1,668)	(3,428)
Net realized gain from investments:
Institutional Class	(24)	(164)	(2,661)	(972)
Y Class	(139)	(294)	(7,970)	(2,323)
Investor Class	(35)	(633)	(5,265)	(5,955)
A Class	(67)	(295)	(2,460)	(1,827)
C Class	(23)	(104)	(2,175)	(1,418)

Net distributions to shareholders	(330)	(1,490)	(39,536)	(49,092)

Capital Share Transactions:
Proceeds from sales of shares	3,747	17,920	269,740	375,899
Reinvestment of dividends and distributions	315	1,393	35,179	43,082
Cost of shares redeemed	(3,862)	(9,930)	(122,951)	(256,624)
Redemption fees	—	—	62	52

Net increase in net assets from capital share transactions	200	9,383	182,030	162,409

Net increase in net assets	706	9,848	151,002	173,561

Net Assets:
Beginning of period	19,141	9,293	691,699	518,138

End of Period *	$19,847	$19,141	$842,701	$691,699

* Includes undistributed (or over distribution of) net investment income	$31	$67	$(672)	$(1,578)

See accompanying notes

32

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of thirty-one Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon The London Income Equity Fund, the American Beacon Zebra Global Equity Fund, the American Beacon Zebra Small Cap Equity Fund, and the SiM High Yield Opportunities Fund, (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing directly or through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Funds adopted this ASU for the fiscal year ended August 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended February 28, 2015 were as follows (in thousands):

33

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
The London Company Income Equity	0.38%	$692	$602	$90
Zebra Global Equity	0.39%	13	11	2
Zebra Small Cap Equity	0.59%	57	52	5
SiM High Yield Opportunities	0.45%	1,635	1,454	181

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Zebra Small Cap Equity Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is included in Income derived from securities lending and management and investment advisory fees on the Statements of Operations. During the six months ended February 28, 2015, securities lending fees paid to the Manager were $5,733 for the Zebra Small Cap Equity Fund.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisor hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of the Funds’ shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Classes and 1.00% of the average daily net assets of the C Classes of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of Y Class, 0.15% of the average daily net assets of the A and C Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

34

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended February 28, 2015, the Zebra Small Cap Equity Fund borrowed $32,284 for 1 day at a rate of 0.71% with interest charges of $1. This amount is recorded within “Other expense” on the accompanying Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. During the six months ended February 28, 2015, the Manager reimbursed expenses as follows:

Fund	Class	Expense Cap	Reimbursed or (Recovered) Expenses	Expiration of Reimbursed Expenses
The London Company Income Equity	Institutional	0.79%	$(6,044)	2018
The London Company Income Equity	Y	0.89%	(24,686)	2018
The London Company Income Equity	Investor	1.17%	(11,398)	2018
The London Company Income Equity	A	1.19%	(6,911)	2018
The London Company Income Equity	C	1.94%	(9,853)	2018
Zebra Global Equity	Institutional	0.79%	6,808	2018
Zebra Global Equity	Y	0.89%	7,171	2018
Zebra Global Equity	Investor	1.17%	6,234	2018
Zebra Global Equity	A	1.19%	41,377	2018
Zebra Global Equity	C	1.94%	9,997	2018
Zebra Small Cap Equity	Institutional	0.99%	5,362	2018
Zebra Small Cap Equity	Y	1.09%	27,523	2018
Zebra Small Cap Equity	Investor	1.37%	7,193	2018
Zebra Small Cap Equity	A	1.39%	14,849	2018
Zebra Small Cap Equity	C	2.14%	4,877	2018
SiM High Yield Opportunities	Institutional	0.84%	12,660	2018
SiM High Yield Opportunities	Y	0.94%	(28,129)	2018
SiM High Yield Opportunities	A	1.24%	(3,913)	2018
SiM High Yield Opportunities	C	1.99%	(5,647)	2018

Of these amounts, $9,159 and $7,773 are receivable from the Manager to the Zebra Global Equity and Zebra Small Cap Equity Funds, respectively, and $58,892 and $35,492 is payable from The London Company Income Equity and the SiM High Yield Opportunities Funds, respectively as of February 28, 2015. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2018. The other Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expired Expenses	Expiration of Reimbursed Expenses
The London Company Income Equity	$24,192	$88,426	$—	2015
The London Company Income Equity	28,777	110,165	—	2016
The London Company Income Equity	5,923	16,889	—	2017
Zebra Global Equity	—	127,264	39,277	2015
Zebra Global Equity	—	162,423	—	2016
Zebra Global Equity	—	124,025	—	2017
Zebra Small Cap Equity	—	116,155	39,477	2015
Zebra Small Cap Equity	—	122,920	—	2016
Zebra Small Cap Equity	—	94,922	—	2017
SiM High Yield Opportunities	17,908	42,367	71,532	2015
SiM High Yield Opportunities	19,781	133,845	—	2016
SiM High Yield Opportunities	—	24,496	—	2017

35

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

The Manager recovered expenses from The London Company Income Equity and SiM High Yield Opportunities Funds during the six months ended February 28, 2015 as follows:

Fund	Class	Recovered Expense	Expiration
The London Company Income Equity	Institutional	$6,044	2015
The London Company Income Equity	Y	5,298	2015
The London Company Income Equity	Y	15,702	2016
The London Company Income Equity	Y	3,686	2017
The London Company Income Equity	Investor	3,807	2015
The London Company Income Equity	Investor	7,591	2016
The London Company Income Equity	A	5,411	2015
The London Company Income Equity	A	1,500	2016
The London Company Income Equity	C	3,632	2015
The London Company Income Equity	C	3,984	2016
The London Company Income Equity	C	2,237	2017
SiM High Yield Opportunities	Y	8,348	2015
SiM High Yield Opportunities	Y	19,781	2016
SiM High Yield Opportunities	A	3,913	2015
SiM High Yield Opportunities	C	5,647	2015

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended February 28, 2015, Foreside collected $87,282, $411, and $25,186 in sales commissions from the sale of A Class shares for The London Company Income Equity, Zebra Small Cap Equity, and SiM High Yield Opportunities Funds, respectively.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended February 28, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended February 28, 2015 CDSC fees of $11,603, $608 and $7,623 were collected for The London Company Income Equity, Zebra Small Cap Equity, and SiM High Yield Opportunities Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

36

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates to fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

37

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments are are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

38

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the year ended February 28, 2015, there were no transfers between levels. As of February 28, 2015, the investments were classified as described below (in thousands):

39

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

The London Company Income Equity(1)	Level 1		Level 2	Level 3	Total
Preferred Stock	$9,109		$—	$—	$9,109
Common Stock	491,853		—	—	491,853
Short-Term Investments - Money Market Fund	48,030		—	—	48,030

Total Investments in Securities	$548,992		$—	$—	$548,992

Financial Derivative Instruments - Liabilities
Futures Contracts	$(34)		$—	$—	$(34)

Zebra Global Equity(1)	Level 1		Level 2	Level 3	Total
Foreign Common Stock	$2,846		$—	$—	$2,846
Foreign Preferred Stock	56		—	—	56
Domestic Common Stock	3,487		—	—	3,487
Short-Term Investments - Money Market Fund	193		—	—	193

Total Investments in Securities	$6,582		$—	$—	$6,582

Financial Derivative Instruments - Assets
Futures Contracts	$6		$—	$—	$6

Zebra Small Cap Equity(1)	Level 1		Level 2	Level 3	Total
Common Stock	$19,504		$—	$—	$19,504
Securities Lending Collateral Invested in Money Market Funds	374		—	—	374
Short-Term Investments - Money Market Fund	522		—	—	522

Total Investments in Securities	$20,400		$—	$—	$20,400

Financial Derivative Instruments - Assets
Futures Contracts	$—	(2)	$—	$—	$—	(2)

SiM High Yield Opportunities(1)	Level 1		Level 2	Level 3	Total
Common Stock	$23,174		$—	$—	$23,174
Domestic Bank Loan Obligations	—		8,719	—	8,719
Domestic Convertible Obligations	—		21,730	—	21,730
Domestic Obligations	—		638,371	—	638,371
Foreign Convertible Obligations	—		3,068	1,415	4,483
Foreign Obligations	—		92,805	—	92,805
U.S. Agency Obligations	—		10,839	—	10,839
U.S. Treasury Obligations	—		1,457	—	1,457
Short-Term Investments - Money Market Fund	27,045		—	—	27,045

Total Investments in Securities	$50,219		$776,989	$1,415	$828,623

Financial Derivative Instruments - Assets
Swap Agreements	$—		$875	$—	$875
Futures Contracts	6,892		—	—	6,892

	$6,892		$875	$—	$7,767

(1)	Refer to the Schedules of Investments for industry or country information.
(2)	Amount less than $500 but greater than $0.

The following is a reconciliation of Level 3 assets of the SiM High Yield Opportunities Fund, for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

40

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Foreign Convertible Obligations
Beginning Balance as of 8/31/2014	$1,661
Net Purchases	—
Net Sales	—
Accrued Discounts/(Premiums)	—
Realized Gain/(Loss)	—
Net Change in Unrealized Appreciation/(Depreciation)	(246)
Transfers into Level 3	—
Transfers out of Level 3	—

Ending Balance 2/28/2015	$1,415

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 2/28/2015(3)	$(246)

The following is a summary of significant unobservable inputs used in the fair valuation of the asset categorized within Level 3 of the fair value hierarchy:

Security Type	Fair Value At 2/28/2015	Valuation Technique	Unobservable Inputs	Input Assumptions(4)		Fair Value at 2/28/2015 per share
Foreign Convertible Obligations	$1,415	Discounted Cash Flow Analysis	Cash Flows	125mm of a 20 year Super Senior Security with a 15% coupon		9.00 EUR/ $10.07
				400mm of a 10 year Senior Security with a 3% coupon
				300mm of a 15 year Junior Security with a 1% coupon
				300mm of a 20 year Subordinated Security zero coupon
			Discount Factor	Super Senior	8.00%
				Senior	10.00%
				Junior	12.00%
				Subordinated	15.00%
				Additional Timing Discount	25.00%

(3)	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statement of Operations.
(4)	The key assumptions used in the discounted cash flow analysis are the future expected payments to be received, timing of the expected cash flows, and the discount rates used to present value the expected cash flows. The valuation estimate will change if one of the key assumptions either increase or decrease, keeping all other assumptions constant. For example, if the expected cash flows increase/decrease, the valuation estimate will increase/decrease. If the discount rates used decrease / increase, the valuation estimate will increase /decrease.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

41

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expense and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statement of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds, except for SiM High Yield Opportunities Fund, have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Redemption Fees

The SiM High Yield Opportunities Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund prorata based on their respective net assets.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

42

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

4. Securities and other Investments

Global Depositary Receipts (“GDRs”) and American Depositary Receipts (“ADRs”)

GDRs are in bearer form and traded in both the U.S. and European securities Markets. ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Inflation-Indexed Bonds

The SiM High Yield Opportunities Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

In-Kind Securities

The SiM High Yield Opportunities Fund may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Reg S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended February 28, 2015 are disclosed in the Notes to the Schedules of Investments.

43

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Master Agreements

The SiM High Yield Opportunities Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

44

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Swap Agreements

The SiM High Yield Opportunities Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

45

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of February 28, 2015 for which the Fund is the seller of protection is disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

46

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

For the six months ended February 28, 2015, the SiM High Yield Opportunities Fund entered into credit default swaps primarily for return enhancement, hedging, and exposing cash to markets.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarters end (in thousands).

Credit Default Swap Notional Amounts Outstanding
Fund	Year ended February 28, 2015
SiM High Yield Opportunities	$ 12,000

Over-the-Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation pursuant to procedures approved by the Board. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or the Manager using a series of techniques, including simulation pricing models. The pricing models are inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair valuation hierarchy.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or depreciation until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended February 28, 2015, the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

The Funds’ futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

47

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Number of Futures Contracts Outstanding
Fund	Year ended February 28, 2015
The London Company Income Equity	119
Zebra Global Equity	4
Zebra Small Cap Equity	6
SiM High Yield Opportunities	630

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of February 28, 2015 (000’s):

		The London Company Income Equity	Zebra Global Equity	Zebra Small Cap Equity
Liabilities	Derivative
Payable for variation margin from open futures contracts	Equity Contracts	$89	$1	$2

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended February 28, 2015 (000’s):

Statements of Operations
Net realized gain or (loss) from futures contracts	Equity Contracts	$1,434	$2	$14
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(120)	(2)	(10)

		$1,314	$—	$4

SiM High Yield Opportunities

Fair values of financial derivative instruments on the Statements of Assets and Liabilities as of February 28, 2015 (000’s):

	Derivatives not accounted for as hedging instruments
Assets:	Credit contracts	Foreign exchange contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts	$—	$6,895	$—	$—	$6,895
Unrealized appreciation of swap agreements	1,547	—	—	—	1,547

	$1,547	$6,895	$—	$—	$8,442

The effect of financial derivative instruments on the Statement of Operations for the six months ended February 28, 2015 (000’s):

	Derivatives not accounted for as hedging instruments
	Credit contracts	Foreign exchange contracts	Equity contracts	Total
Realized gain or (loss) from derivatives recognized as a result from operations:
Net realized gain or (loss) from futures contracts	$—	$8,420	$—	$8,420
Net realized gain or (loss) from swap agreements	—	—	—	—

	$—	$8,420	$—	$8,420

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation of futures contracts	$—	$4,356	$—	$4,356
Change in net unrealized appreciation of swap agreements	(390)	—	—	(390)

	$(390)	$4,356	$—	$3,966

(1) See Note 3 in the Notes to Financial Statements for additional information.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform

48

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

(credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The SiM High Yield Opportunities Fund will be exposed to credit risk with respect to issuers of portfolio securities. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of issuers. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

49

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Similar to credit risk, the SiM High Yield Opportunities Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The SiM High Yield Opportunities Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the SiM High Yield Opportunities Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

50

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of February 28, 2015 (in thousands).

The London Company Income Equity

Offsetting of Financial Liabilities and Derivative Liabilities as of February 28, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$89	$—	$89

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty as of February 28, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$89	$—	$—	$89

Zebra Global Equity

Offsetting of Financial Liabilities and Derivative Liabilities as of February 28, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$1	$—	$1

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty as of February 28, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$1	$—	$—	$1

Zebra Small Cap Equity

Offsetting of Financial Liabilities and Derivative Liabilities as of February 28, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts (1)	$2	$—	$2
Securities Lending	511	—	511

	$513	$—	$513

51

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(2)	Net Amount
Citigroup Global Markets	$56	$—	$(56)	$—
Deutsche Bank Securities	220	—	(220)	—
Goldman Sachs & Co.(1)	2	—	—	2
JP Morgan Clearing Corp.	115	—	(115)	—
SG Americas Securities, LLC	120	—	(120)	—

	$513	$—	$(511)	$2

SiM High Yield Opportunities

Offsetting of Financial Assets and Derivative Assets as of February 28, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Credit Default Swaps	$1,547	$—	$1,547
Futures Contracts (1)	6,895	—	6,895

	$8,442	$—	$8,442

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Archer Financial Services, Inc.(1)	$6,895	$—	$—	$6,895
Credit Suisse	508	—	—	508
Goldman Sachs Bank USA	511	—	—	511
JP Morgan Chase Bank, N.A.	528	—	—	528

	$8,442	$—	$—	$8,442

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.
(2)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $522 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognized interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

52

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

The tax character of distributions paid were as follows (in thousands):

	The London Company Income Equity		Zebra Global Equity
	Six months ended February 28, 2015	Year Ended August 31, 2014	Six months ended February 28, 2015	Year Ended August 31, 2014
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$814	$1,201	$31	$91
Y Class	2,078	1,703	36	21
Investor Class	184	333	24	88
A Class	416	450	191	419
C Class	473	386	46	56
Capital gain
Institutional Class	410	109	51	93
Y Class	1,154	154	60	21
Investor Class	101	37	39	84
A Class	252	54	307	425
C Class	430	57	75	62

Total distributions paid	$6,312	$4,484	$860	$1,360

	Zebra Small Cap Equity		SiM High Yield Opportunities
	Six months ended February 28, 2015	Year Ended August 31, 2014	Six months ended February 28, 2015	Year Ended August 31, 2014
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$9	$97	$4,071	$3,754
Y Class	51	175	11,299	9,029
Investor Class	6	375	7,415	19,007
A Class	16	175	3,421	5,884
C Class	4	62	2,719	4,004
Capital gain
Institutional Class	20	67	1,375	574
Y Class	118	120	4,119	1,373
Investor Class	30	257	2,721	3,540
A Class	57	120	1,272	1,085
C Class	19	42	1,124	842

Total distributions paid	$330	$1,490	$39,536	$49,092

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of February 28, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	The London Company Income Equity	Zebra Global Equity	Zebra Small Cap Equity	SiM High Yield Opportunities
Cost basis of investments for federal income tax purposes	$487,531	$6,091	$18,570	$832,701
Unrealized appreciation	66,417	786	2,367	18,818
Unrealized depreciation	(4,956)	(223)	(1,059)	(33,349)

Net unrealized appreciation or (depreciation)	61,461	563	1,308	(14,531)
Undistributed ordinary income	1,240	22	483	—
Accumulated gain or (loss)	958	—	352	4,844
Other temporary differences	—	—	—	(1,626)

Distributable earnings or (deficits)	$63,659	$585	$2,143	$(11,313)

53

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or(losses) on certain derivative instruments and the reclassification of income from real estate investment securities, royalty trusts, and publicly traded partnerships, and the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency, paydown reclasses, reclassifications of income from real estate investment securities, publicly traded partnerships, and royalty trusts, gains or (losses) from sales of investments in passive foreign investment companies, and dividends that have been reclassified as of February 28, 2015 (in thousands):

	The London Company Income Equity	Zebra Global Equity	Zebra Small Cap Equity	SiM High Yield Opportunities
Paid-in-capital	$—	$—	$(1)	$—
Undistributed net investment income	—	(12)	(27)	903
Accumulated net realized gain or (loss)	—	10	28	(903)
Unrealized appreciation or (depreciation) of investments, futures contracts, and swap agreements	—	2	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of February 28, 2015, the Funds did not have capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the six months ended February 28, 2015 were (in thousands):

	Purchases	Sales
The London Company Income Equity Fund	$218,516	$13,854
Zebra Global Equity	1,619	2,436
Zebra Small Cap Equity	8,374	8,110
SiM High Yield Opportunities (non-U.S. Government Securities)	273,090	115,555
SiM High Yield Opportunities (U.S. Government Securities)	—	—

9. Securities Lending

The Zebra Small Cap Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

54

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, as designated by the Manager.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 28, 2015, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fund	Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
Zebra Small Cap Equity Fund	$511	$—	$522

Cash collateral is listed on the Zebra Small Cap Equity Fund’s Schedule of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities lending fees paid to the Manager, is included in Income derived from securities lending on the Statements of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statements of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

55

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

For the Six Months ended February 28, 2015

	Institutional Class		Y Class		Investor Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,490	$36,580	9,819	$141,621	427	$6,231
Reinvestment of dividends	80	1,164	60	862	18	264
Shares redeemed	(166)	(2,421)	(1,338)	(19,530)	(280)	(3,999)

Net increase in shares outstanding	2,404	$35,323	8,541	$122,953	165	$2,496

	A Class		C Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,223	$32,484	3,555	$51,275
Reinvestment of dividends	21	310	13	189
Shares redeemed	(454)	(6,563)	(245)	(3,522)

Net increase in shares outstanding	1,790	$26,231	3,323	$47,942

	Institutional Class		Y Class		Investor Class
Zebra Global Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	24	$295	8	$94
Reinvestment of dividends	7	83	9	96	6	63
Shares redeemed	(8)	(94)	(18)	(201)	(31)	(382)

Net increase (decrease) in shares outstanding	(1)	$(11)	15	$190	(17)	$(225)

	A Class		C Class
Zebra Global Equity Fund	Shares	Amount	Shares	Amount
Shares sold	9	$103	4	$44
Reinvestment of dividends	39	436	11	120
Shares redeemed	(61)	(719)	(7)	(77)

Net increase (decrease) in shares outstanding	(13)	$(180)	8	$87

	Institutional Class		Y Class		Investor Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13	$186	188	$2,740	24	$341
Reinvestment of dividends	2	30	11	166	3	35
Shares redeemed	(16)	(229)	(120)	(1,714)	(75)	(1,062)

Net increase (decrease) in shares outstanding	(1)	$(13)	79	$1,192	(48)	$(686)

	A Class		C Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	20	$280	15	$200
Reinvestment of dividends	4	65	1	19
Shares redeemed	(47)	(677)	(13)	(180)

Net increase (decrease) in shares outstanding	(23)	$(332)	3	$39

	Institutional Class		Y Class		Investor Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,365	$92,054	9,921	$99,174	5,483	$54,038
Redemption Fees	—	9	—	24	—	16
Reinvestment of dividends	538	5,273	1,392	13,627	1,023	9,994
Shares redeemed	(1,416)	(13,917)	(4,612)	(45,568)	(3,791)	(38,161)

Net increase in shares outstanding	8,487	$83,419	6,701	$67,257	2,715	$25,887

56

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

	A Class		C Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,514	$15,055	940	$9,419
Redemption Fees	—	7	—	6
Reinvestment of dividends	347	3,402	293	2,883
Shares redeemed	(1,827)	(18,261)	(707)	(7,044)

Net increase in shares outstanding	34	$203	526	$5,264

For the Year ended August 31, 2014

	Institutional Class		Y Class		Investor Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,861	$23,942	7,625	$98,479	968	$12,613
Reinvestment of dividends	95	1,226	36	467	27	348
Shares redeemed	(1,621)	(20,277)	(1,384)	(18,019)	(571)	(7,735)

Net increase in shares outstanding	335	$4,891	6,277	$80,927	424	$5,226

	A Class		C Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,610	$20,758	2,786	$35,549
Reinvestment of dividends	18	233	9	118
Shares redeemed	(408)	(5,305)	(134)	(1,734)

Net increase in shares outstanding	1,220	$15,686	2,661	$33,933

	Institutional Class		Y Class		Investor Class
Zebra Global Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22	$308	64	$802	44	$552
Reinvestment of dividends	15	170	4	42	15	171
Shares redeemed	(31)	(381)	(39)	(482)	(96)	(1,275)

Net increase (decrease) in shares outstanding	6	$97	29	$362	(37)	$(552)

	A Class		C Class
Zebra Global Equity Fund	Shares	Amount	Shares	Amount
Shares sold	71	$905	53	$681
Reinvestment of dividends	57	673	10	115
Shares redeemed	(110)	(1,455)	(2)	(24)

Net increase in shares outstanding	18	$123	61	$772

	Institutional Class		Y Class		Investor Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	65	$911	548	$7,861	283	$4,077
Reinvestment of dividends	12	163	20	286	44	631
Shares redeemed	(76)	(1,077)	(127)	(1,811)	(359)	(5,080)

Net increase (decrease) in shares outstanding	1	$(3)	441	$6,336	(32)	$(372)

	A Class		C Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	280	$4,011	75	$1,060
Reinvestment of dividends	16	230	6	83
Shares redeemed	(108)	(1,559)	(28)	(403)

Net increase in shares outstanding	188	$2,682	53	$740

57

American Beacon FundsSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

	Institutional Class		Y Class		Investor Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,682	$48,431	17,585	$181,305	9,097	$93,455
Redemption Fees	—	5	—	12	—	22
Reinvestment of dividends	389	3,989	801	8,201	2,181	22,257
Shares redeemed	(2,268)	(23,347)	(3,126)	(32,139)	(16,463)	(169,250)

Net increase (decrease) in shares outstanding	2,803	$29,078	15,260	$157,379	(5,185)	$(53,516)

	A Class		C Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	3,017	$31,114	2,087	$21,594
Redemption Fees	—	7	—	6
Reinvestment of dividends	475	4,861	367	3,774
Shares redeemed	(2,012)	(20,738)	(1,079)	(11,150)

Net increase in shares outstanding	1,480	$15,244	1,375	$14,224

11. Subsequent Event

Agreement and Plan of Merger

On November 20, 2014, Lighthouse Holdings Parent, Inc. (“LHPI”), the indirect parent company of American Beacon Advisors, Inc., the Trusts’ investment manager, entered into an Agreement and Plan of Merger pursuant to which LHPI agreed to be acquired by investment funds managed by Kelso & Company, L.P. and Estancia Capital Management, LLC, both of which are private equity firms (“Transaction”). The Transaction is expected to close in the second calendar quarter of 2015, subject to customary closing conditions, including obtaining necessary client consents and approval from the Funds’ shareholders. There can be no assurance that the Transaction will be consummated as contemplated or that necessary conditions will be satisfied.

This change in control is deemed to be an “assignment” under the Investment Company Act of 1940 (the “1940 Act”) of the Trusts’ existing investment management agreement with the Manager and the sub-advisory agreements between the Trusts, the Manager, and each sub-advisor to the Funds and will result in automatic termination of each agreement. A new investment management agreement has been submitted to the Funds’ shareholders for approval and the Funds’ Board of Trustees approved new agreements with each sub-advisor under substantially the same terms as the current agreements.

The Transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund’s investment objectives or policies.

58

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59

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class						Y Class
	Six Months Ended Feb. 28, 2015		Year Ended August 31,		May 29 to Aug. 31, 2012		Six Months Ended Feb. 28, 2015		Year Ended August 31,		May 29 to Aug. 31, 2012
			2014	2013					2014	2013
	(unaudited)						(unaudited)
Net asset value, beginning of period	$14.12		$11.80	$10.49	$10.00		$14.06		$11.75	$10.49	$10.00

Income from investment operations:
Net investment income	0.15		0.30	0.31	0.06		0.15		0.28	0.33	0.05
Net gains (losses) on investments (both realized and unrealized)	1.11		2.39	1.30	0.47		1.10		2.39	1.26	0.48

Total income (loss) from investment operations	1.26		2.69	1.61	0.53		1.25		2.67	1.59	0.53

Less distributions:
Dividends from net investment income	(0.15)		(0.28)	(0.29)	(0.04)		(0.15)		(0.27)	(0.32)	(0.04)
Distributions from net realized gains	(0.12)		(0.09)	(0.01)	—		(0.12)		(0.09)	(0.01)	—

Total distributions	(0.27)		(0.37)	(0.30)	(0.04)		(0.27)		(0.36)	(0.33)	(0.04)

Net asset value, end of period	$15.11		$14.12	$11.80	$10.49		$15.04		$14.06	$11.75	$10.49

Total return A	9.05	%B	23.13%	15.55%	5.31	%B	8.98	%B	23.05%	15.45%	5.31	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$98,686		$58,277	$44,731	$10,331		$259,753		$122,715	$28,814	$551
Ratios to average net assets:
Expenses, before reimbursements	0.77	%C	0.82%	1.13%	7.28	%C	0.85	%C	0.89%	1.09%	10.59	%C
Expenses, net of reimbursements	0.79	%C	0.79%	0.79%	0.79	%C	0.88	%C	0.89%	0.89%	0.89	%C
Net investment income (loss), before expense reimbursements	2.37	%C	2.31%	2.32%	(3.99	)%C	2.31	%C	2.24%	2.22%	(7.30	)%C
Net investment income, net of reimbursements	2.35	%C	2.33%	2.66%	2.50	%C	2.28	%C	2.25%	2.42%	2.40	%C
Portfolio turnover rate	4	%B	10%	15%	6	%D	4	%B	10%	15%	6	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from May 29 through August 31, 2012, and is annualized.

60

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class						A Class						C Class
Six Months Ended Feb. 28, 2015		Year Ended August 31,		May 29 to Aug. 31, 2012		Six Months Ended Feb. 28, 2015		Year Ended August 31,		May 29 to Aug. 31, 2012		Six Months Ended Feb. 28, 2015		Year Ended August 31,		May 29 to Aug. 31, 2012
		2014	2013					2014	2013					2014	2013
(unaudited)						(unaudited)						(unaudited)
$14.08		$11.76	$10.48	$10.00		$14.00		$11.70	$10.47	$10.00		$13.93		$11.66	$10.46	$10.00

0.14		0.26	0.27	0.05		0.13		0.24	0.31	0.05		0.09		0.15	0.24	0.04
1.08		2.39	1.29	0.47		1.10		2.37	1.23	0.46		1.07		2.35	1.21	0.46

1.22		2.65	1.56	0.52		1.23		2.61	1.54	0.51		1.16		2.50	1.45	0.50

(0.13)		(0.24)	(0.27)	(0.04)		(0.13)		(0.22)	(0.30)	(0.04)		(0.08)		(0.14)	(0.24)	(0.04)
(0.12)		(0.09)	(0.01)	—		(0.12)		(0.09)	(0.01)	—		(0.12)		(0.09)	(0.01)	—

(0.25)		(0.33)	(0.28)	(0.04)		(0.25)		(0.31)	(0.31)	(0.04)		(0.20)		(0.23)	(0.25)	(0.04)

$15.05		$14.08	$11.76	$10.48		$14.98		$14.00	$11.70	$10.47		$14.89		$13.93	$11.66	$10.46

8.78	%B	22.83%	15.14%	5.21	%B	8.85	%B	22.58%	14.99%	5.11	%B	8.38	%B	21.69%	14.05%	5.01	%B

$20,188		$16,550	$8,840	$2,073		$60,594		$31,579	$12,109	$647		$99,352		$46,639	$8,015	$274
1.03	%C	1.06%	1.54%	10.14	%C	1.15	%C	1.28%	1.59%	11.94	%C	1.90	%C	2.02%	2.26%	13.83	%C
1.17	%C	1.10%	1.17%	1.17	%C	1.19	%C	1.27%	1.29%	1.29	%C	1.93	%C	2.01%	2.04%	2.04	%C
2.08	%C	2.06%	1.86%	(6.99	)%C	1.98	%C	1.85%	1.93%	(8.87	)%C	1.25	%C	1.11%	1.09%	(10.65	)%C
1.94	%C	2.02%	2.23%	1.99	%C	1.95	%C	1.86%	2.23%	1.78	%C	1.22	%C	1.12%	1.31%	1.14	%C
4	%B	10%	15%	6	%D	4	%B	10%	15%	6	%D	4	%B	10%	15%	6	%D

61

American Beacon Zebra Global Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended Feb. 28,		Year Ended August 31,				June 1 to Aug. 31,

	2015		2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.71		$13.33	$12.57	$11.46	$10.10	$10.00

Income from investment operations:
Net investment income (loss)	0.09		0.14	0.46	0.39	0.23	0.05
Net gains (losses) from investments (both realized and unrealized)	0.08		2.15	1.51	0.84	1.41	0.05

Total income from investment operations	0.17		2.29	1.97	1.23	1.64	0.10

Less distributions:
Dividends from net investment income	(0.12)		(0.13)	(0.35)	(0.12)	(0.17)	—
Distributions from net realized gains	(1.47)		(2.78)	(0.86)	—	(0.11)	—

Total distributions	(1.59)		(2.91)	(1.21)	(0.12)	(0.28)	—

Net asset value, end of period	$11.29		$12.71	$13.33	$12.57	$11.46	$10.10

Total return A	1.60	%B	19.17%	16.75%	10.85%	16.19%	1.00	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$619		$706	$656	$899	$1,776	$1,005
Ratios to average net assets:
Expenses, before reimbursements	2.91	%C	2.55%	2.56%	1.84%	2.38%	6.33	%C
Expenses, net of reimbursements	0.79	%C	0.79%	0.79%	0.79%	0.77%	0.79	%C
Net investment income (loss), before reimbursements	(0.80	)%C	(0.25)%	0.59%	0.62%	(0.16)%	(3.63	)%C
Net investment income, net of reimbursements	1.32	%C	1.51%	2.37%	1.67%	1.45%	1.91	%C
Portfolio turnover rate	24	%B	63%	164%	66%	24%	—	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from June 1 through August 31, 2010 and is not annualized.
E	Based on average shares outstanding.

62

American Beacon Zebra Global Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended Feb. 28,		Year Ended August 31,				June 1 To Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,				June 1 To Aug. 31,

2015		2014	2013	2012	2011	2010		2015		2014	2013	2012	2011	2010
(unaudited)								(unaudited)
$12.80		$13.45	$12.68	$11.58	$10.10	$10.00		$12.71		$13.46	$12.64	$11.53	$10.08	$10.00

0.01		(0.04)	0.44	0.38	0.13	0.02	E	0.20		0.34	0.35	0.18	0.09	0.03	E
0.15		2.34	1.54	0.84	1.51	0.08		(0.05)		1.92	1.59	1.02	1.51	0.05

0.16		2.30	1.98	1.22	1.64	0.10		0.15		2.26	1.94	1.20	1.60	0.08

(0.12)		(0.17)	(0.35)	(0.12)	(0.05)	—		(0.12)		(0.23)	(0.26)	(0.09)	(0.04)	—
(1.47)		(2.78)	(0.86)	—	(0.11)	—		(1.47)		(2.78)	(0.86)	—	(0.11)	—

(1.59)		(2.95)	(1.21)	(0.12)	(0.16)	—		(1.59)		(3.01)	(1.12)	(0.09)	(0.15)	—

$11.37		$12.80	$13.45	$12.68	$11.58	$10.10		$11.27		$12.71	$13.46	$12.64	$11.53	$10.08

1.58	%B	19.08%	16.60%	10.68%	16.18%	1.00	%B	1.44	%B	18.80%	16.24%	10.47%	15.86%	0.80	%B

$680		$575	$210	$285	$768	$84		$531		$818	$1,365	$2,159	$4,160	$114
2.90	%C	2.50%	2.58%	1.91%	2.57%	6.00	%C	3.48	%C	2.87%	2.90%	2.25%	2.45%	6.12	%C
0.89	%C	0.89%	0.89%	0.89%	0.86%	0.89	%C	1.17	%C	1.17%	1.17%	1.17%	1.14%	0.93	%C
(0.81	)%C	(0.05)%	0.60%	0.53%	(0.42)%	(3.24	)%C	(1.36	)%C	(0.48)%	0.28%	0.17%	(0.23)%	(3.86	)%C
1.21	%C	1.55%	2.29%	1.54%	1.29%	1.87	%C	0.94	%C	1.22%	2.01%	1.26%	1.08%	1.33	%C
24	%B	63%	164%	66%	24%	—	%D	24	%B	63%	164%	66%	24%	—	%D

63

American Beacon Zebra Global Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class								C Class
	Six Months Ended Feb. 28,		Year Ended August 31,				June 1 To Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,

	2015		2014	2013	2012	2011	2010		2015		2014	2013	2012	2011
	(unaudited)								(unaudited)
Net asset value, beginning of period	$12.81		$13.47	$12.65	$11.54	$10.08	$10.00		$12.71		$13.36	$12.52	$11.46	$10.32

Income from investment operations:
Net investment income (loss)	0.07		0.15	0.37	0.14	0.03	0.03		0.02		(0.03)	0.18	0.06	0.02
Net gains (losses) from investments (both realized and unrealized)	0.08		2.11	1.55	1.04	1.56	0.05		0.08		2.17	1.63	1.03	1.25

Total income from investment operations	0.15		2.26	1.92	1.18	1.59	0.08		0.10		2.14	1.81	1.09	1.27

Less distributions:
Dividends from net investment income	(0.12)		(0.14)	(0.24)	(0.07)	(0.02)	—		(0.12)		(0.01)	(0.11)	(0.03)	(0.02)
Distributions from net realized gains	(1.47)		(2.78)	(0.86)	—	(0.11)	—		(1.47)		(2.78)	(0.86)	—	(0.11)

Total distributions	(1.59)		(2.92)	(1.10)	(0.07)	(0.13)	—		(1.59)		(2.79)	(0.97)	(0.03)	(0.13)

Net asset value, end of period	$11.37		$12.81	$13.47	$12.65	$11.54	$10.08		$11.22		$12.71	$13.36	$12.52	$11.46

Total return A	1.50	%B	18.71%	16.08%	10.33%	15.74%	0.80	%B	1.01	%B	17.76%	15.24%	9.50%	12.24%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,768		$4,410	$4,390	$9,945	$7,369	$1		$991		$1,015	$261	$447	$437
Ratios to average net assets:
Expenses, before reimbursements	3.29	%C	3.02%	2.93%	2.40%	2.26%	7.17	%C	4.03	%C	3.71%	3.74%	3.18%	3.92%
Expenses, net of reimbursements	1.19	%C	1.27%	1.29%	1.29%	1.25%	1.32	%C	1.94	%C	2.02%	2.04%	2.04%	1.96%
Net investment income (loss), before reimbursements	(1.18	)%C	(0.63)%	0.28%	0.13%	(0.11)%	(4.53	)%C	(1.92	)%C	(1.22)%	(0.55)%	(0.67)%	(1.76)%
Net investment income, net of reimbursements	0.93	%C	1.12%	1.93%	1.24%	0.90%	1.33	%C	0.17	%C	0.47%	1.16%	0.47%	0.21%
Portfolio turnover rate	24	%B	63%	164%	66%	24%	—	%D	24	%B	63%	164%	66%	24%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from June 1 through August 31, 2010 and is not annualized.
E	Based on average shares outstanding.

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65

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended Feb. 28, 2015		Year Ended August 31,				June 1 to August 31, 2010
			2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.36		$13.66	$12.40	$11.30	$9.63	$10.00

Income from investment operations:
Net investment income (loss)	0.04		0.14	0.46	0.27	0.17	0.03
Net gains (losses) from investments (both realized and unrealized)	0.64		2.12	2.79	1.15	1.66	(0.40)

Total income (loss) from investment operations	0.68		2.26	3.25	1.42	1.83	(0.37)

Less distributions:
Dividends from net investment income	(0.04)		—	(1.17)	(0.10)	(0.11)	—
Distributions from net realized gains	(0.21)		(1.56)	(0.82)	(0.22)	(0.05)	—

Total distributions	(0.25)		(1.56)	(1.99)	(0.32)	(0.16)	—

Net asset value, end of period	$14.79		$14.36	$13.66	$12.40	$11.30	$9.63

Total return A	4.79	%B	16.67%	29.81%	12.78%	18.93%	(3.70	)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,636		$1,606	$1,522	$923	$1,325	$959
Ratios to average net assets:
Expenses, before reimbursements	1.66	%C	1.64%	2.77%	3.18%	3.24%	18.32	%C
Expenses, net of reimbursements	1.00	%C	0.99%	0.99%	0.99%	0.99%	0.99	%C
Net investment income (loss), before reimbursements	(0.03	)%C	0.33%	(0.28)%	(0.71)%	(1.16)%	(16.04	)%C
Net investment income (loss), net of reimbursements	0.63	%C	0.99%	1.50%	1.48%	1.09%	1.28	%C
Portfolio turnover rate	43	%B	76%	89%	103%	66%	1	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from June 1 through August 31, 2010 and is not annualized.
E	Based on average shares outstanding.

66

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended Feb. 28, 2015		Year Ended August 31,				June 1 to August 31, 2010		Six Months Ended Feb. 28, 2015		Year Ended August 31,				June 1 to August 31, 2010
		2014	2013	2012	2011					2014	2013	2012	2011
(unaudited)								(unaudited)
$14.50		$13.79	$12.46	$11.36	$9.62	$10.00		$14.39		$13.73	$12.44	$11.31	$9.62	$10.00

0.04		0.56	0.37	0.06	0.15	0.03		(0.07)		0.10	0.53	0.17	0.06	0.01	E
0.63		1.71	2.89	1.37	1.66	(0.41)		0.72		2.12	2.68	1.22	1.71	(0.39)

0.67		2.27	3.26	1.43	1.81	(0.38)		0.65		2.22	3.21	1.39	1.77	(0.38)

(0.04)		—	(1.11)	(0.11)	(0.02)	—		(0.01)		—	(1.10)	(0.04)	(0.03)	—
(0.21)		(1.56)	(0.82)	(0.22)	(0.05)	—		(0.21)		(1.56)	(0.82)	(0.22)	(0.05)	—

(0.25)		(1.56)	(1.93)	(0.33)	(0.07)	—		(0.22)		(1.56)	(1.92)	(0.26)	(0.08)	—

$14.92		$14.50	$13.79	$12.46	$11.36	$9.62		$14.82		$14.39	$13.73	$12.44	$11.31	$9.62

4.68	%B	16.59%	29.65%	12.78%	18.81%	(3.80	)%B	4.52	%B	16.27%	29.30%	12.45%	18.34%	(3.80	)%B

$9,592		$8,168	$1,693	$1,174	$255	$1		$2,377		$3,004	$3,302	$1,670	$2,207	$24
1.71	%C	1.65%	2.79%	3.39%	3.08%	183.72	%C	1.95	%C	1.86%	3.07%	3.60%	3.18%	55.64	%C
1.09	%C	1.09%	1.09%	1.09%	1.09%	1.09	%C	1.38	%C	1.37%	1.37%	1.37%	1.36%	1.36	%C
(0.09	)%C	0.19%	(0.23)%	(0.81)%	(1.25)%	(181.45	)%C	(0.31	)%C	0.15%	(0.60)%	(1.14)%	(1.21)%	(53.84	)%C
0.53	%C	0.75%	1.47%	1.49%	0.75%	1.18	%C	0.27	%C	0.64%	1.11%	1.08%	0.61%	0.43	%C
43	%B	76%	89%	103%	66%	1	%D	43	%B	76%	89%	103%	66%	1	%D

67

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class								C Class
	Six Months Ended Feb. 28, 2015		Year Ended August 31,				June 1 to Aug. 31, 2010		Six Months Ended Feb. 28, 2015		Year Ended August 31,
			2014	2013	2012	2011					2014	2013	2012	2011
	(unaudited)								(unaudited)
Net asset value, beginning of period	$14.40		$13.75	$12.46	$11.32	$9.61	$10.00		$14.08		$13.57	$12.28	$11.24	$9.94

Income from investment operations:
Net investment income (loss)	0.00		0.48	0.18	0.13	0.02	0.02		(0.03)		0.33	0.24	0.03	(0.02)
Net gains (losses) from investments (both realized and unrealized)	0.65		1.73	3.02	1.24	1.76	(0.41)		0.61		1.74	2.84	1.23	1.38

Total income (loss) from investment operations	0.65		2.21	3.20	1.37	1.78	(0.39)		0.58		2.07	3.08	1.26	1.36

Less distributions:
Dividends from net investment income	(0.02)		—	(1.09)	(0.01)	(0.02)	—		—		—	(0.97)	—	(0.01)
Distributions from net realized gains	(0.21)		(1.56)	(0.82)	(0.22)	(0.05)	—		(0.21)		(1.56)	(0.82)	(0.22)	(0.05)

Total distributions	(0.23)		(1.56)	(1.91)	(0.23)	(0.07)	—		(0.21)		(1.56)	(1.79)	(0.22)	(0.06)

Net asset value, end of period	$14.82		$14.40	$13.75	$12.46	$11.32	$9.61		$14.45		$14.08	$13.57	$12.28	$11.24

Total return AB	4.52	%B	16.17%	29.07%	12.28%	18.48%	(3.90	)%B	4.14	%B	15.29%	28.20%	11.35%	13.64%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,690		$4,894	$2,081	$2,232	$2,451	$1		$1,552		$1,469	$695	$507	$410
Ratios to average net assets:
Expenses, before reimbursements	2.04	%C	2.05%	3.22%	3.71%	3.20%	186.19	%C	2.78	%C	2.81%	3.95%	4.48%	4.35%
Expenses, net of reimbursements	1.40	%C	1.47%	1.49%	1.49%	1.47%	1.49	%C	2.15	%C	2.22%	2.24%	2.24%	2.22%
Net investment income (loss), before reimbursements	(0.41	)%C	(0.14)%	(0.62)%	(1.26)%	(1.29)%	(183.90	)%C	(1.17	)%C	(0.89)%	(1.38)%	(2.02)%	(2.44)%
Net investment income (loss), net of reimbursements	0.23	%C	0.45%	1.11%	0.97%	0.43%	0.80	%C	(0.53	)%C	(0.30)%	0.33%	0.23%	(0.31)%
Portfolio turnover rate	43	%B	76%	89%	103%	66%	1	%D	43	%B	76%	89%	103%	66%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from June 1 through August 31, 2010 and is not annualized.
E	Based on average shares outstanding.

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69

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class							Y Class
	Six Months Ended Feb. 28,		Year Ended August 31,			Feb. 14 to Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,			Feb. 14 to Aug. 31,

	2015		2014	2013	2012	2011		2015		2014	2013	2012	2011
	(unaudited)							(unaudited)
Net asset value, beginning of period	$10.35		$10.16	$9.93	$9.42	$10.00		$10.34		$10.14	$9.92	$9.41	$10.00

Income from investment operations:
Net investment income	0.30		0.64	0.75	0.77	0.37		0.28		0.64	0.73	0.76	0.36
Net gains (losses) from investments (both realized and unrealized)	(0.20)		0.47	0.26	0.51	(0.58)		(0.19)		0.46	0.25	0.51	(0.59)

Total income (loss) from investment operations	0.10		1.11	1.01	1.28	(0.21)		0.09		1.10	0.98	1.27	(0.23)

Less distributions:
Dividends from net investment income	(0.28)		(0.69)	(0.75)	(0.77)	(0.37)		(0.27)		(0.67)	(0.73)	(0.76)	(0.36)
Distributions from net realized gains	(0.29)		(0.23)	(0.03)	—	—		(0.29)		(0.23)	(0.03)	—	—

Total distributions	(0.57)		(0.92)	(0.78)	(0.77)	(0.37)		(0.56)		(0.90)	(0.76)	(0.76)	(0.36)

Redemption fees added to beneficial interests A	—		—	—	—	—		—		—	—	—	—

Net asset value, end of period	$9.88		$10.35	$10.16	$9.93	$9.42		$9.87		$10.34	$10.14	$9.92	$9.41

Total return B	1.03	%C	11.34%	10.29%	14.19%	(2.24	)%C	0.98	%C	11.33%	10.08%	14.09%	(2.44	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$155,867		$75,389	$45,471	$62,790	$9,839		$302,132		$247,179	$87,639	$19,129	$378
Ratios to average net assets:
Expenses, before reimbursements	0.86	%D	0.86%	0.93%	1.06%	2.62	%D	0.92	%D	0.94%	0.99%	1.09%	5.04	%D
Expenses, net of reimbursements	0.84	%D	0.84%	0.84%	0.84%	0.82	%D	0.94	%D	0.94%	0.93%	0.94%	0.92	%D
Net investment income, before reimbursements	5.54	%D	5.88%	7.11%	7.90%	5.03	%D	5.47	%D	5.77%	6.77%	7.92%	2.87	%D
Net investment income, net of reimbursements	5.56	%D	5.90%	7.20%	8.12%	6.83	%D	5.45	%D	5.77%	6.82%	8.07%	6.99	%D
Portfolio turnover rate	16	%C	38%	65%	43%	20	%E	16	%C	38%	65%	43%	20	%E

A	Amounts represent less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from February 14, 2011, the inception date, through August 31, 2011 and is not annualized.

70

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class							A Class							C Class
Six Months Ended Feb. 28,		Year Ended August 31,			Feb. 14 to Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,			Feb. 14 to Aug. 31,		Six Months Ended Feb. 28,		Year Ended August 31,			Feb. 14 to Aug. 31,

2015		2014	2013	2012	2011		2015		2014	2013	2012	2011		2015		2014	2013	2012	2011
(unaudited)							(unaudited)							(unaudited)
$10.32		$10.12	$9.90	$9.38	$10.00		$10.36		$10.15	$9.92	$9.41	$10.00		$10.40		$10.16	$9.94	$9.42	$10.00

0.27		0.56	0.71	0.73	0.35		0.26		0.57	0.69	0.72	0.34		0.22		0.49	0.62	0.65	0.30
(0.19)		0.52	0.25	0.52	(0.62)		(0.18)		0.49	0.26	0.51	(0.59)		(0.18)		0.50	0.25	0.52	(0.58)

0.08		1.08	0.96	1.25	(0.27)		0.08		1.06	0.95	1.23	(0.25)		0.04		0.99	0.87	1.17	(0.28)

(0.26)		(0.65)	(0.71)	(0.73)	(0.35)		(0.26)		(0.62)	(0.69)	(0.72)	(0.34)		(0.22)		(0.52)	(0.62)	(0.65)	(0.30)
(0.29)		(0.23)	(0.03)	—	—		(0.29)		(0.23)	(0.03)	—	—		(0.29)		(0.23)	(0.03)	—	—

(0.55)		(0.88)	(0.74)	(0.73)	(0.35)		(0.55)		(0.85)	(0.72)	(0.72)	(0.34)		(0.51)		(0.75)	(0.65)	(0.65)	(0.30)

—		—	—	—	—		—		—	—	—	—		—		—	—	—	—

$9.85		$10.32	$10.12	$9.90	$9.38		$9.89		$10.36	$10.15	$9.92	$9.41		$9.93		$10.40	$10.16	$9.94	$9.42

0.84	%C	11.08%	9.84%	13.92%	(2.85	)%C	0.83	%C	10.87%	9.74%	13.63%	(2.61	)%C	0.46	%C	10.12%	8.81%	12.90%	(2.88	)%C

$217,218		$199,534	$248,052	$150,396	$4,894		$89,178		$93,061	$76,146	$42,832	$4,932		$78,306		$76,536	$60,830	$26,679	$1,239
1.19	%D	1.11%	1.15%	1.23%	2.78	%D	1.23	%D	1.33%	1.41%	1.53%	2.92	%D	1.97	%D	2.08%	2.15%	2.26%	4.03	%D
1.19	%D	1.11%	1.17%	1.19%	1.19	%D	1.24	%D	1.32%	1.35%	1.34%	1.31	%D	1.99	%D	2.07%	2.09%	2.09%	2.07	%D
5.20	%D	5.68%	6.81%	7.74%	5.14	%D	5.16	%D	5.44%	6.53%	7.44%	4.98	%D	4.42	%D	4.68%	5.76%	6.70%	3.98	%D
5.20	%D	5.68%	6.79%	7.78%	6.73	%D	5.15	%D	5.45%	6.60%	7.62%	6.60	%D	4.40	%D	4.69%	5.82%	6.87%	5.94	%D
16	%C	38%	65%	43%	20	%E	16	%C	38%	65%	43%	20	%E	16	%C	38%	65%	43%	20	%E

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By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 202-551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter for the Zebra Funds and twenty days after the end of each month for the other Funds.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended August 31 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling

1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund, American Beacon Zebra Global Equity Fund, American Beacon Zebra Small Cap Equity Fund, and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

SAR 2/15

American Beacon®
FUNDS

2015

SEMI-ANNUAL REPORT

FEBRUARY 28, 2015

FLEXIBLE BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Important Information: Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Investments in high yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Although the Fund has a flexible approach to investing, diversification does not ensure against loss. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2015

Dear Shareholders,

In fourth quarter 2014, while most of the globe was easing monetary policy, the U.S. Federal Reserve (“the Fed”) was considering its first tightening in eight years. Interest rates remained low at the start of 2015, and the Fed has said it’s in no hurry to raise short-term rates. Long-term interest rates declined over the past year due to worries about a global slowdown and deflation in Europe.

For the six-month period under review, the Barclays Capital U.S. Aggregate Index – a benchmark for investment-grade bonds invested in the U.S. -returned 2.25%. In contrast, the Bank of America Merrill Lynch 1-3 Year Government/Corporate Index returned 0.44%, the Bank of America Merrill Lynch 3-Month LIBOR Index returned 0.11%, the Bank of America Merrill Lynch

U.S. High Yield Master II Index returned -0.15% and the JPMorgan Global High-Yield Index returned -1.23%.

Our American Beacon Flexible Bond Fund is designed to provide current income, stability, diversification and flexibility. Our investment approach allocates investments across a wide range of global investment opportunities in an effort to achieve positive total returns over a full market cycle regardless of market conditions. This flexibility includes investing in a number of geographic regions or countries, including emerging markets; allocating to fixed-income instruments without restrictions on their credit quality, although high-yield bonds are limited to 35% of the net exposure; and using foreign currencies or currency-derivative instruments and other derivative instruments.

•	For the six months ended February 28, 2015, the American Beacon Flexible Bond Fund (Investor Class) returned -0.20%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

      Best Regards,

      Gene L. Needles, Jr.

      President

      American Beacon Funds

American Beacon Flexible Bond Fund SM

Performance Overview

February 28, 2015 (Unaudited)

The Investor Class of the American Beacon Flexible Bond Fund (the “Fund”) returned negative 0.20% for the six months ended February 28, 2015. Prior to the deduction of expenses, the Fund outperformed the Bank of America Merrill Lynch 3-Month LIBOR Index (the “Index”) return of 0.11% during the same period. The performance objective of the Fund is to generate positive total returns over a full market cycle.

Total Returns for the Period ended 2/28/2015

	6 Months*	1 Year	3 Years	Since Inception (7/5/2011)
Institutional Class (1,2,4)	(0.03)%	2.14%	2.61%	3.05%
Y Class (1,2,4)	(0.09)%	2.03%	2.48%	2.96%
Investor Class(1,2,4)	(0.20)%	1.89%	2.24%	2.80%
A Class with sales charge (1,2,4)	(5.00)%	(3.13)%	0.49%	1.24%
A Class without sales charge (1,2,4)	(0.29)%	1.74%	2.12%	2.60%
C Class with sales charge (1,2,4)	(1.67)%	(0.01)%	1.34%	2.01%
C Class without sales charge (1,2,4)	(0.67)%	0.99%	1.34%	2.01%
BofA Merrill Lynch 3 Month LIBOR Index (3)	0.11%	0.23%	0.32%	0.31%
Barclays Capital U.S. Aggregate Index (3)	2.25%	5.05%	2.76%	3.82%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	A portion of the fees charged to each Class of the Fund has been waived and/or reimbursed since inception. Performance prior to waiving and/or reimbursing fees was lower than the actual returns shown since inception.
3.	The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The Barclays Capital Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed, and asset-backed fixed-rate debt securities of all maturities.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.25%, 1.30%, 1.44%, 1.69%, and 2.44%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The high quality nature of the Fund’s holdings proved beneficial during the period. Investment grade securities, those with a credit rating of BBB or higher, accounting for 79.6% of the assets, had a favorable impact on performance. Positions in bonds with a credit rating of BB also contributed positively to the Fund. However, this was partially offset by a negative return in securities not rated by Standard & Poor’s.

The most significant contribution to the Fund’s return by sector was generated through the Foreign Sovereign allocation. During the period, Foreign Sovereign securities represented 29.6% of the assets and gained 5.6%. Additionally, positions in U.S. Treasuries and the Finance sector had a positive impact on the Fund’s return. Bonds held by the Fund within the Energy and Asset-Backed Securities sectors both detracted from returns.

The Fund has the flexibility to utilize derivative instruments and will do so to enhance return, hedge risk, gain efficient exposure to an asset class, or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage. During the period, the Fund experienced negative performance from the use of futures, options, and swaps; however, this was offset slightly by positive returns from derivatives in foreign currency transactions.

Looking forward, the Fund’s investment managers will continue to allocate investments across a wide range of global investment opportunities, seeking to achieve the Fund’s goal of positive total returns regardless of market conditions over a full market cycle.

American Beacon Flexible Bond Fund SM

Performance Overview

February 28, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Note/Bond, 1.625%, Due 7/31/2019		8.2
U.S. Treasury Note/Bond, 2.500%, Due 5/15/2024		5.1
U.S. Treasury Note/Bond, 1.500%, Due 7/31/2016		1.9
Mexican Bonos Desarrollo, 7.750%, Due 11/13/2042		1.7
U.S. Treasury Note/Bond, 3.625%, Due 2/15/2021		1.4
Mexican Bonos Desarrollo, 8.50%, Due 5/31/2029		1.3
U.S. Treasury Note/Bond, 1.875%, Due 6/30/2020		1.3
Brazil Government Bond, 10.000%, Due 1/1/2023		1.3
Mexican Bonos Desarrollo, 8.50%, Due 11/18/2038		1.3
Ford Motor Credit Co. LLC, 1.037%, Due 1/17/2017		1.2
Total Fund Holdings	407

Sector Allocation (% Investments)
U.S. Treasury Notes/Bonds	23.5
Sovereign Obligations	21.2
Finance	18.7
Short-Term Investments	11.4
Asset-Backed Obligations	4.7
Service	4.5
Manufacturing	3.9
Collateralized Mortgage Obligations	3.5
U.S. Agency Mortgage-Backed Obligations	3.3
Energy	1.6
Foreign Collateralized Mortgage Obligations	1.4
Telecommunication	1.1
Utilities	0.5
Consumer	0.4
Transportation	0.2
U.S. Agency Obligations	0.1

Country Allocation (% Investments)
United States	57.1
United Kingdom	4.6
Mexico	4.5
Brazil	3.6
Spain	3.0
South Korea	2.3
Australia	2.1
Netherlands	2.1
South Africa	1.9
Cayman Islands	1.9
Italy	1.5
Indonesia	1.5
Portugal	1.4
Hungary	1.3
Ireland	1.1
New Zealand	1.0
Switzerland	1.0
Malaysia	0.7
Chile	0.7
Germany	0.7
Poland	0.7
Slovenia	0.7
British Virgin Islands	0.6
France	0.5
Norway	0.5
Supranational	0.4
Jersey	0.3
United Arab Emirates	0.3
Singapore	0.2
Luxembourg	0.2
Bulgaria	0.2
Japan	0.2
Canada	0.2
Greece	0.1
Austria	0.1
Namibia	0.1
Hong Kong	0.1
Bermuda	0.1
Kazakhstan	0.1
Turkey	0.1
Thailand	0.1
Marshall Islands	0.1
Belgium	0.1

American Beacon Flexible Bond Fund SM

Fund Expenses

February 28, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on shares purchased and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2014 through February 28, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

Flexible Bond Fund

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period 9/1/2014- 2/28/2015*
Institutional Class
Actual	$1,000.00	$999.68	$4.46
Hypothetical**	$1,000.00	$1,020.33	$4.51
Y Class
Actual	$1,000.00	$999.13	$4.91
Hypothetical**	$1,000.00	$1,019.88	$4.96
Investor Class
Actual	$1,000.00	$998.04	$6.29
Hypothetical**	$1,000.00	$1,018.50	$6.36
A Class
Actual	$1,000.00	$997.13	$6.39
Hypothetical**	$1,000.00	$1,018.38	$6.46
C Class
Actual	$1,000.00	$993.31	$10.08
Hypothetical**	$1,000.00	$1,014.66	$10.19

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 0.99%, 1.27%, 1.29%, and 2.04% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—0.87%
FINANCE—0.87%
Banks—0.87%
HSBC USA, Inc., 1.00%, Due 12/31/2049A B	6,150	$143
Lloyds Banking Group PLC,
6.413%, Due 1/29/2049B C D E	470,000	530
6.657%, Due 12/31/2049B C D E	540,000	607
RBS Capital Funding Trust V, 5.90%, Due	13,000	322
RBS Capital Funding Trust VII, 6.08%, Due 12/31/2049	6,900	172
UBS Preferred Funding Trust IV, 1.00%, Due 12/31/2049A B	4,000	79
US Bancorp, 1.00%, Due 12/31/2049A B F	7,500	165

Total Finance		2,018

Total Preferred Stock (Cost $1,867)		2,018

	Par AmountP
	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS—0.64%
Consumer—0.06%
HJ Heinz Co. Term Loan B 2, 3.50%, Due 6/5/2020 G	$131	131

Service—0.58%
Grifols Worldwide Operations USA, Inc., 3.17%, Due 2/27/2021B G	397	396
Hilton Worldwide Finance LLC, 3.50%, Due 10/26/2020B G H	965	963

		1,359

Total Domestic Bank Loan Obligations (Cost $1,489)		1,490

DOMESTIC CONVERTIBLE OBLIGATIONS—1.19%
Energy—0.07%
Premier Oil Finance Jersey Ltd., 2.50%, Due 7/27/2018	200	161

Finance—0.30%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/2018	325	310
Anthem, Inc., 2.75%, Due 10/15/2042	90	177
National Bk Of Abu Dhabi Sr Unsecured 03/18 1, Reg S, 1.00%, Due 3/12/2018Q	200	211

		698

Gas—0.12%
Enn Energy Holdings Ltd., 0.01%, Due 2/26/2018	250	268

Manufacturing—0.35%
Electronic Arts, Inc., 0.75%, Due 7/15/2016	31	56
Intel Corp., 3.25%, Due 8/1/2039	138	228
Siemens Financieringsmaatschappij N.V., 1.05%, Due 8/16/2017	500	562

		846

Service—0.35%
CP Foods Holdings Ltd., 0.50%, Due 1/15/2019	200	198
DP World Ltd., 1.75%, Due 6/19/2024	200	213
Hologic, Inc., 2.00%, Due 12/15/2037B	46	67
Illumina, Inc., 0.01%, Due 6/15/2019E	104	118
Priceline Group, Inc., 1.00%, Due 3/15/2018	154	217

		813

Total Domestic Convertible Obligations (Cost $2,601)		2,786

DOMESTIC OBLIGATIONS—30.72%
Consumer—0.27%
BAT International Finance PLC, 1.125%, Due 3/29/2016C	300	300
BRF—Brasil Foods S.A., 5.875%, Due 6/6/2022E F	200	216
Land O’Lakes Capital Trust I Ltd., 7.45%, Due 3/15/2028E	100	106

		622

Energy—1.45%
Basic Energy Services, Inc., 7.75%, Due 2/15/2019	100	79
Chesapeake Energy Corp., 3.503%, Due 4/15/2019B	100	98
CNOOC Finance 2013 Ltd., 3.00%, Due 5/9/2023	200	195

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountP	Fair Value
	(000’s)	(000’s)
Denbury Resources, Inc., 5.50%, Due 5/1/2022	$100	$94
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.,
6.75%, Due 2/1/2022H	100	105
6.875%, Due 2/15/2023H	88	94
Kinder Morgan Energy Partners LP, 3.50%, Due 9/1/2023I	210	208
Millennium Offshore Services Superholdings LLC, 9.50%, Due 2/15/2018H	200	179
Petrobras Global Finance BV, 3.25%, Due 3/17/2017	200	186
Regency Energy Partners LP / Regency Energy Finance Corp., 5.75%, Due 9/1/2020I	150	163
Reliance Holding USA, Inc., 4.50%, Due 10/19/2020	250	266
Sabine Pass Liquefaction LLC, 5.75%, Due 5/15/2024H	800	818
Sabine Pass LNG LP, 7.50%, Due 11/30/2016I	150	159
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, Due 5/17/2017	200	204
3.90%, Due 5/17/2022	200	209
Sinopec Group Overseas Development 2014 Ltd., 4.375%, Due 4/10/2024	200	217
Trinidad Drilling Ltd., 7.875%, Due 1/15/2019E	100	94

		3,368

Finance—17.64%
2013-2 Aviation Loan Trust, 2.351%, Due 12/15/2022B E F	85	79
ABN AMRO Bank N.V., 1.056%, Due 10/28/2016B E	1,400	1,409
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 2.75%, Due 5/15/2017E	550	551
AGFC Capital Trust I Limited, 6.00%, Due 1/15/2067B E F	300	231
Agile Property Holdings Ltd., 8.875%, Due 4/28/2017	100	100
Albaraka Turk Katilim Bankasi AS, 6.25%, Due 6/30/2019	200	200
Ally Financial, Inc.,
4.625%, Due 6/26/2015	1,100	1,112
3.50%, Due 7/18/2016	200	202
Ambank M BHD, 3.125%, Due 7/3/2019	200	202
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, Due 2/6/2019H I	105	100
Banco Bilbao Vizcaya Argentaria S.A., 9.00%, Due 5/29/2049B	600	654
Banco Santander Brasil S.A., 4.25%, Due 1/14/2016E F	400	407
Banco Santander Chile S.A., 1.152%, Due 4/11/2017B E	880	876
Bank of America Corp.,
5.75%, Due 12/1/2017	60	66
5.65%, Due 5/1/2018	700	778
1.293%, Due 1/15/2019B	700	709
1.125%, Due 4/1/2019B	1,115	1,123
7.625%, Due 6/1/2019	100	121
Bank of America NA, 5.30%, Due 3/15/2017	250	268
Banque Federative du Credit Mutuel S.A., 2.50%, Due 10/29/2018E	350	356
Carrington Holding Co. LLC, 1.00%, Due 1/15/2026H J K	168	61
China Overseas Land & Investment Ltd., 6.375%, Due 10/29/2043	200	217
CIT Group, Inc., 5.00%, Due 5/15/2017	100	104
Citigroup, Inc.,
0.778%, Due 3/10/2017B	575	574
0.963%, Due 11/24/2017B	500	501
6.125%, Due 5/15/2018	760	857
Country Garden Holdings Co. Ltd, 10.50%, Due 8/11/2015	100	103
Credit Suisse/New York NY,
0.943%, Due 1/29/2018B	300	301
3.625%, Due 9/9/2024	1,000	1,040
Deutsche Bank AG/London,
0.868%, Due 2/13/2017B	1,115	1,118
0.938%, Due 2/13/2018B	300	301
Development Bank of Kazakhstan JSC, 5.50%, Due 12/20/2015	200	203
Digital Realty Trust LP,
5.875%, Due 2/1/2020I	140	158
3.625%, Due 10/1/2022I	125	125
Dresdner Bank AG, 7.25%, Due 9/15/2015	180	185
Dresdner Funding Trust I, 8.151%, Due 6/30/2031E	430	525
EPR Properties, 5.75%, Due 8/15/2022	225	246
General Electric Capital Corp., 0.872%, Due 1/9/2020B	500	501
Goldman Sachs Group, Inc.,
1.357%, Due 11/15/2018B	1,645	1,662

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountP	Fair Value
	(000’s)	(000’s)
7.50%, Due 2/15/2019	$332	$397
1.277%, Due 10/23/2019B	500	505
1.417%, Due 4/23/2020B	300	304
HBOS PLC, 0.935%, Due 9/6/2017B C	995	989
HSBC USA, Inc., 0.868%, Due 11/13/2019B	500	499
ING Bank N.V., 0.945%, Due 10/1/2019E	1,200	1,202
International Lease Finance Corp.,
4.875%, Due 4/1/2015	300	300
6.75%, Due 9/1/2016E F	600	637
7.125%, Due 9/1/2018E	130	148
JP Morgan Chase Capital XXIII Ltd., 1.257%, Due 5/15/2077B	330	259
JPMorgan Chase & Co.,
1.156%, Due 1/25/2018B	640	648
1.212%, Due 1/23/2020B	500	506
4.40%, Due 7/22/2020	10	11
JPMorgan Chase Bank NA, 6.00%, Due 10/1/2017	300	333
JPMorgan Chase Capital XXI, 1.205%, Due 1/15/2087B	400	331
Lloyds Bank PLC,
6.375%, Due 1/21/2021C	550	665
0.60%, Due 6/29/2049B C	110	71
0.438%, Due 11/29/2049B C	350	223
Macquarie Bank Ltd.,
5.00%, Due 2/22/2017	500	534
1.045%, Due 3/24/2017B E	500	502
0.886%, Due 10/27/2017B E	610	610
Macquarie Group Ltd., 1.255%, Due 1/31/2017B E	1,070	1,076
Morgan Stanley,
0.975%, Due 1/5/2018B	500	501
1.536%, Due 4/25/2018B	2,695	2,744
7.30%, Due 5/13/2019	300	358
1.396%, Due 1/27/2020B	200	203
3.875%, Due 4/29/2024	500	526
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, Due 5/1/2021I	200	216
NASDAQ OMX Group, Inc.,
5.55%, Due 1/15/2020	140	156
4.25%, Due 6/1/2024	100	105
Navient Corp.,
6.25%, Due 1/25/2016H	416	430
6.00%, Due 1/25/2017H	200	212
Nomura Holdings, Inc., 2.00%, Due 9/13/2016	300	303
Royal Bank of Canada, 1.20%, Due 9/19/2018	160	160
Royal Bank of Scotland Group PLC,
2.55%, Due 9/18/2015C	850	858
7.648%, Due 12/31/2049B C	560	700
Royal Bank of Scotland PLC, 9.50%, Due 3/16/2022A C	300	339
Shinhan Bank, 0.901%, Due 4/8/2017B E	1,430	1,433
Springleaf Finance Corp., 5.75%, Due 9/15/2016	100	104
Standard Bank PLC, 8.125%, Due 12/2/2019C	100	108
Standard Chartered PLC, 3.85%, Due 4/27/2015C E	576	579
State Street Capital Trust IV, 1.241%, Due 6/1/2077B	60	50
Swire Properties MTN Financing Ltd., 4.375%, Due 6/18/2022	200	214
Temasek Financial I Ltd., 3.375%, Due 7/23/2042	250	237
UBS AG,
5.875%, Due 12/20/2017	175	195
5.125%, Due 5/15/2024	900	935

		40,742

Manufacturing—3.35%
Ainsworth Lumber Co. Ltd, 7.50%, Due 12/15/2017E	100	104
ArcelorMittal, 4.50%, Due 8/5/2015	210	212
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 3.241%, Due 12/15/2019B C E	200	197
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018E	100	97
CDW LLC / CDW Finance Corp., 5.00%, Due 9/1/2023H	100	100
D.R. Horton, Inc., 3.75%, Due 3/1/2019	120	122
Fidelity National Information Services, Inc., 5.00%, Due 3/15/2022	150	159

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountP	Fair Value
	(000’s)	(000’s)
FMG Resources August 2006 Property Ltd., 8.25%, Due 11/1/2019E	$100	$95
Ford Motor Credit Co. LLC,
4.207%, Due 4/15/2016H	450	464
1.037%, Due 1/17/2017B H	2,860	2,864
General Motors Financial Co. Inc., 2.75%, Due 5/15/2016	400	406
Glencore Funding, LLC, 1.421%, Due 5/27/2016B H	500	500
Heathrow Funding Ltd., 2.50%, Due 6/25/2017E	200	200
Montell Finance Co., 8.10%, Due 3/15/2027E	150	207
Nitrogenmuvek Vegyipari Zrt, 7.875%, Due 5/21/2020E	200	192
Reynolds Group Issuer Inc.,
7.125%, Due 4/15/2019	100	104
7.875%, Due 8/15/2019	100	106
Rock-Tenn Co., 3.50%, Due 3/1/2020	100	102
SanDisk Corp., 0.50%, Due 10/15/2020	190	205
Schaeffler Holding Finance BV, 6.875%, Due 8/15/2018E F K	800	838
Seagate HDD Cayman, 3.75%, Due 11/15/2018	125	128
Tech Data Corp., 3.75%, Due 9/21/2017	100	103
Toll Brothers Finance Corp., 4.00%, Due 12/31/2018	150	154
Vale S.A., 5.625%, Due 9/11/2042	100	89

		7,748

Service—3.57%
ADT Corp., 6.25%, Due 10/15/2021	170	184
AMC Networks, Inc., 7.75%, Due 7/15/2021	100	110
AutoNation, Inc.,
6.75%, Due 4/15/2018	160	180
5.50%, Due 2/1/2020	100	109
Bed Bath & Beyond, Inc., 3.749%, Due 8/1/2024	200	208
Best Buy Co. Inc, 5.00%, Due 8/1/2018	120	125
Biomet, Inc., 6.50%, Due 8/1/2020	100	107
CBS Corp., 3.50%, Due 1/15/2025	100	101
Coach, Inc., 4.25%, Due 4/1/2025	100	100
DISH DBS Corp., 4.625%, Due 7/15/2017	680	695
Forest Laboratories, Inc., 4.375%, Due 2/1/2019E	240	255
FTI Consulting, Inc., 6.75%, Due 10/1/2020	190	201
GameStop Corp., 5.50%, Due 10/1/2019E	100	103
HCA, Inc.,
6.50%, Due 2/15/2016	850	889
3.75%, Due 3/15/2019	115	117
6.50%, Due 2/15/2020	800	910
Host Hotels & Resorts LP, 3.75%, Due 10/15/2023I	200	202
IAC/InterActiveCorp, 4.875%, Due 11/30/2018	365	378
MGM Resorts International,
6.625%, Due 7/15/2015	1,200	1,222
7.50%, Due 6/1/2016	100	106
Roche Holdings, Inc., 0.597%, Due 9/30/2019B E	1,000	1,001
Sirius XM Radio, Inc., 5.25%, Due 8/15/2022E	100	107
Tencent Holdings Ltd., 2.875%, Due 2/11/2020E	200	201
Tenet Healthcare Corp., 6.25%, Due 11/1/2018	125	136
Total System Services, Inc., 3.75%, Due 6/1/2023	215	213
United Rentals North America, Inc., 8.25%, Due 2/1/2021	100	109
Wyndham Worldwide Corp., 4.25%, Due 3/1/2022	170	177

		8,246

Sovereign—2.45%
Brazil, Petrobras Global Finance BV, 2.603%, Due 3/17/2017B	1,295	1,178
Corporacion Andina de Fomento, 0.803%, Due 1/29/2018B	880	884
Hungary, Magyar Export Import Bank, 5.50%, Due 2/12/2018	240	256
Namibia, Republic of Namibia, 5.50%, Due 11/3/2021	200	215
Norway, Eksportfinans ASA,
2.375%, Due 5/25/2016	100	100
5.50%, Due 5/25/2016	100	104
5.50%, Due 6/26/2017	600	640
Norway, KommunalBanken AS, 1.375%, Due 6/8/2017	200	202
Slovenia Government Bond,
4.75%, Due 5/10/2018	1,100	1,182

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountP		Fair Value
	(000’s)		(000’s)
4.125%, Due 2/18/2019		$200	$212
5.85%, Due 5/10/2023		100	118
South Korea, Export-Import Bank of Korea, 5.00%, Due 4/11/2022		200	230
South Korea, Korea Housing Finance Corp., 1.625%, Due 9/15/2018		350	345

			5,666

Telecommunications—1.23%
British Telecommunications PLC, 1.25%, Due 2/14/2017C		500	499
Sprint Nextel Corp., 7.00%, Due 8/15/2020		100	103
Verizon Communications, Inc.,
1.771%, Due 9/15/2016B		730	744
2.50%, Due 9/15/2016		137	140
1.991%, Due 9/14/2018B		200	208
3.65%, Due 9/14/2018		300	318
1.013%, Due 6/17/2019B		340	343
5.15%, Due 9/15/2023		200	229
West Corp., 5.375%, Due 7/15/2022E		170	165
Windstream Corp., 7.75%, Due 10/15/2020		100	103

			2,852

Transportation—0.19%
Kansas City Southern de Mexico SA de CV, 2.35%, Due 5/15/2020		240	234
Transnet Soc Ltd., 4.50%, Due 2/10/2016		210	215

			449

Utilities—0.57%
CGN Meiya Power Holdings Co. Ltd, 4.00%, Due 8/19/2018		200	205
Electricite de France S.A., 1.15%, Due 1/20/2017E		500	501
SP PowerAssets Ltd., 2.70%, Due 9/14/2022		200	200
Star Energy Geothermal Wayang Windu Ltd., 6.125%, Due 3/27/2020		200	204
State Grid Overseas Investment 2014 Ltd., 4.125%, Due 5/7/2024		200	217

			1,327

Total Domestic Obligations (Cost $70,586)			71,020

FOREIGN CONVERTIBLE OBLIGATIONS—0.86%
Finance—0.10%
Great Portland Estates Capital Jersey Ltd., 1.00%, Due 9/10/2018C	GBP	100	184
Immofinanz AG, 4.25%, Due 3/8/2018	EUR	806	44

			228

Manufacturing—0.63%
Aabar Investments PJSC, 4.00%, Due 5/27/2016	EUR	200	310
Bekaert N.V., 0.75%, Due 6/18/2018	EUR	100	111
Camfin 2012 SpA, 5.625%, Due 10/26/2017	EUR	100	143
Faurecia, 3.25%, Due 1/1/2018L	EUR	605	278
Indra Sistemas S.A., 1.75%, Due 10/17/2018	EUR	100	104
Shenzhou International Group Holdings Ltd., 0.50%, Due 6/18/2019	HKD	2,000	270
Volkswagen International Finance N.V., 5.50%, Due 11/9/2015	EUR	100	146
Yaskawa Electric Corp., 0.01%, Due 3/16/2017	JPY	5,000	62

			1,424

Service—0.13%
FF Group Finance Luxembourg, 1.75%, Due 7/3/2019	EUR	100	96
OHL Investments S.A., 4.00%, Due 4/25/2018	EUR	200	212

			308

Total Foreign Convertible Obligations (Cost $2,109)			1,960

FOREIGN OBLIGATIONS—23.41%
Consumer—0.13%
Imperial Tobacco Group PLC, 8.375%, Due 2/17/2016 C	EUR	250	301

Energy—0.09%
Gazprom OAO Via Gaz Capital S.A., 3.755%, Due 3/15/2017	EUR	100	105
Petrobras Global Finance BV, 3.75%, Due 1/14/2021	EUR	100	97

			202

Finance—1.73%
AIB Mortgage Bank, 2.625%, Due 7/28/2017	EUR	100	116
Banco Bilbao Vizcaya Argentaria S.A., 7.00%, Due 12/29/2049B	EUR	200	231

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountP		Fair Value
	(000’s)		(000’s)
Banco Popolare SC, 3.50%, Due 3/14/2019	EUR$	100	$120
Banco Popular Español S.A., 11.50%, Due 10/29/2049B	EUR	200	261
Bank of America Corp. Inflation Indexed, 3.958%, Due 10/21/2025B F M	MXN	3,000	223
BPE Financiaciones S.A., 2.50%, Due 2/1/2017	EUR	100	115
Credit Logement S.A., 1.232%, Due 3/29/2049B	EUR	100	95
Henderson UK Finance PLC, 7.25%, Due 3/24/2016C	GBP	100	161
JP Morgan Chase Bank NA, 0.761%, Due 5/31/2017A B	EUR	750	839
LCR Finance PLC, 4.50%, Due 12/7/2028C	GBP	200	387
Lloyds Bank PLC, 10.375%, Due 2/12/2024B C	EUR	150	218
Morgan Stanley, 7.60%, Due 8/8/2017	NZD	430	347
Novo Banco S.A.,
5.00%, Due 4/23/2019	EUR	200	233
5.00%, Due 5/23/2019	EUR	100	116
Royal Bank of Scotland PLC,
6.934%, Due 4/9/2018B C	EUR	100	129
1.595%, Due 6/14/2022B C	EUR	100	100
Santander International, 3.16%, Due 12/1/2015	GBP	200	313

			4,004

Service—0.56%
Tesco PLC,
6.00%, Due 12/14/2029C	GBP	160	266
5.50%, Due 1/13/2033C	GBP	200	308
5.20%, Due 3/5/2057C	GBP	200	279
WPP PLC, 6.00%, Due 4/4/2017C	GBP	250	422

			1,275

Sovereign—20.90%
Australia, Queensland Treasury Corp., 5.75%, Due 7/22/2024	AUD	1,975	1,891
Austria, Heta Asset Resolution AG,
2.75%, Due 8/12/2015	CHF	100	76
2.375%, Due 12/13/2022	EUR	100	121
Brazil, Letra Tesouro Nacional, 0.01%, Due 7/1/2018	BRL	5,397	1,284
Brazil, Nota Do Tesouro Nacional,
10.00%, Due 1/1/2017L	BRL	2,500	857
6.00%, Due 8/15/2022L	BRL	1,000	904
10.00%, Due 1/1/2023L	BRL	9,325	2,986
10.00%, Due 1/1/2025	BRL	770	242
Bulgaria Government Bond, 2.95%, Due 9/3/2024	EUR	313	372
Chile, Republic of Chile,
3.00%, Due 1/1/2017	CLP	233,180	396
3.00%, Due 7/1/2017	CLP	196,362	338
Greece, Hellenic Republic Government International Bond,
3.80%, Due 8/8/2017	JPY	30,000	196
3.00%, Due 2/24/2041B N	EUR	100	61
Hungary Government Bond,
7.00%, Due 6/24/2022	HUF	180,000	847
6.00%, Due 11/24/2023	HUF	370,000	1,694
Indonesia Government Bond,
8.375%, Due 3/15/2024	IDR	9,800,000	831
9.00%, Due 3/15/2029	IDR	13,500,000	1,219
8.75%, Due 2/15/2044	IDR	14,500,000	1,259
Irish Treasury Bond,
3.40%, Due 3/18/2024	EUR	330	453
5.40%, Due 3/13/2025	EUR	340	545
2.40%, Due 5/15/2030	EUR	175	227
2.00%, Due 2/18/2045	EUR	90	106
Italy, Buoni Poliennali Del Tesoro,
5.25%, Due 11/1/2029	EUR	340	550
5.00%, Due 8/1/2039	EUR	905	1,537
5.00%, Due 9/1/2040	EUR	500	850
4.75%, Due 9/1/2044E	EUR	100	170
Malaysia Government Bond,
4.048%, Due 9/30/2021	MYR	1,205	340
3.48%, Due 3/15/2023	MYR	4,080	1,104

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountP		Fair Value
	(000’s)		(000’s)
Mexican Bonos Desarr,
8.50%, Due 5/31/2029L	MXN$	36,700	$3,041
8.50%, Due 11/18/2038L	MXN	34,010	2,904
7.75%, Due 11/13/2042L	MXN	48,470	3,870
Mexico Government International Bond, 2.375%, Due 4/9/2021	EUR	100	120
New Zealand Government Bond,
6.00%, Due 5/15/2021	NZD	2,245	1,957
5.50%, Due 4/15/2023	NZD	405	354
Poland Government Bond, 5.25%, Due 10/25/2020	PLN	4,850	1,542
Portugal, Obrigacoes do Tesouro,
4.75%, Due 6/14/2019E	EUR	500	654
4.95%, Due 10/25/2023E	EUR	1,525	2,166
South Africa Government Bond,
8.00%, Due 12/21/2018	ZAR	10,000	888
6.75%, Due 3/31/2021	ZAR	7,800	655
6.50%, Due 2/28/2041	ZAR	30,105	2,103
8.75%, Due 2/28/2048	ZAR	4,870	440
South Korea Treasury Bond,
5.75%, Due 9/10/2018	KRW	2,310,000	2,366
3.375%, Due 9/10/2023	KRW	727,000	716
Spain, Bonos Y Obligaciones del Estado,
5.85%, Due 1/31/2022	EUR	391	583
2.75%, Due 10/31/2024E F	EUR	400	507
5.15%, Due 10/31/2028E F	EUR	140	222
Supranational, European Investment Bank, 6.00%, Due 12/7/2028	GBP	37	83
UK Treasury Bond, 3.25%, Due 1/22/2044	GBP	933	1,666

			48,293

Total Foreign Obligations (Cost $57,026)			54,075

ASSET-BACKED OBLIGATIONS—4.93%
ACE Securities Corp Home Equity Loan Trust, 0.326%, Due 8/25/2036, 2006 OP2 A1B		984	826
Carrington Mortgage Loan Trust, 0.431%, Due 2/25/2037, 2007 FRE1 AC3B		500	355
Chase Funding Trust, 5.323%, Due 2/26/2035, 2004-2 1A4		201	202
Citigroup Mortgage Loan Trust, Inc.,
0.541%, Due 1/25/2036, 2006 WFH1 M2		100	90
0.251%, Due 1/25/2037, 2007 AMC2 A3A		190	128
Countrywide Asset-Backed Certificates Trust,
0.318%, Due 1/25/2037, 2006 13 3AV2B		234	221
0.331%, Due 3/25/2037, 2006 18 2A2		381	343
Fremont Home Loan Trust, 0.341%, Due 2/25/2036, 2006 2 2A3B		353	299
GoldenTree Loan Opportunities VII Ltd., 1.406%, Due 4/25/2025 E		500	491
GSAMP Trust, 0.291%, Due 12/25/2036, 2007 FM1 A2B		1,648	858
Madison Park Funding Ltd., CLO, 0.467%, Due 3/22/2021, 2007 4A A1AB E F		1,455	1,436
Master Specialized Loan Trust, 0.431%, Due 2/25/2036, 2006 2 AB E F		981	868
Morgan Stanley ABS Capital I Inc. Trust,
0.221%, Due 7/25/2036, 2006 A2FPB		81	48
0.321%, Due 11/25/2036, 2007 HE1 A2CB		542	342
Nomura Home Equity Loan Inc Home Equity Loan Trust, 0.501%, Due 10/25/2036, 2006 AF1 A4		1,161	466
Oak Hill Credit Partners, 1.351%, Due 4/20/2025, 2013 8A AE		500	492
Oakwood Mortgage Investors, Inc., 6.61%, Due 6/15/2031, 2001 C A3		321	172
RAAC Series Trust, 0.571%, Due 9/25/2045, 2006 SP1 M1B		800	642
Residential Asset Securities Corp. Trust,
0.751%, Due 7/25/2033, 2003 KS5 AIIBB		8	7
0.611%, Due 1/25/2036, 2005 KS12 M1B		175	162
Structured Asset Investment Loan Trust,
0.331%, Due 5/25/2036, 2006 BNC2 A5		947	756
0.321%, Due 9/25/2036, 2006 BNC3 A3		579	458
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 0.341%, Due 12/25/2036, 2006 BC5 A4B		1,348	1,151
Tralee CDO Ltd., 1.607%, Due 7/20/2026, 2014 3A A2E		600	592

Total Asset-Backed Obligations (Cost $11,103)			11,405

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountP	Fair Value
	(000’s)	(000’s)
COLLATERALIZED MORTGAGE OBLIGATIONS—3.81%
Adjustable Rate Mortgage Trust, 2.756%, Due 9/25/2035, 2005 5 2A1	$80	$72
American Home Mortgage Investment Trust,
2.069%, Due 10/25/2034, 2004 3 5AB	56	56
1.858%, Due 9/25/2045, 2005 2 4A1B	7	7
Banc of America Alternative Loan Trust, 0.571%, Due 5/25/2035, 2005 4 CB6B	58	44
Banc of America Funding Corporation,
0.384%, Due 4/20/2047, 2007 B A1	685	506
0.474%, Due 5/20/2047, 2007 C 7A5B	321	267
Banc of America Mortgage Securities, Inc., 3.323%, Due 7/20/2032, 2002 G1A3B	21	21
Bear Stearns Adjustable Rate Mortgage Trust,
2.748%, Due 11/25/2030, 2000 2 A1	37	35
2.434%, Due 8/25/2033, 2003 5 2A1B	87	88
2.695%, Due 8/25/2033, 2003 5 1A1B	53	52
2.625%, Due 4/25/2034, 2004 1 22A1B	47	47
3.014%, Due 11/25/2034, 2004 9 22A1B	22	22
2.43%, Due 10/25/2035, 2005 9 A1B	54	53
Bear Stearns Alt-A Trust,
2.612%, Due 11/25/2036, 2006 6 32A1	128	87
5.178%, Due 12/25/2046, 2006 7 23A1	1,089	801
Chase Mortgage Finance Corp.,
5.50%, Due 11/25/2035, 2005 S3 A10	200	197
2.527%, Due 2/25/2037, 2007 A1 1A5	41	40
2.592%, Due 3/25/2037, 2007 A1 12M3B	276	231
Citigroup Mortgage Loan Trust, Inc.,
2.564%, Due 8/25/2035, 2005 3 2A2A	47	46
1.93%, Due 9/25/2035, 2005 6 A3B	43	42
Countrywide Alternative Loan Trust,
0.621%, Due 8/25/2033, 2003 15T2 A2B	0	0
5.50%, Due 10/25/2033, 2003 20CB 1A4	181	186
6.00%, Due 10/25/2033, 2003 J2 A1	23	24
0.341%, Due 11/25/2036,	426	394
0.451%, Due 2/25/2037, 2005 81 A1B	18	14
0.384%, Due 7/20/2046, 2006 OA9 2A1AB	13	9
0.361%, Due 9/25/2046, 2006 OA11 A1BB	17	14
Countrywide Home Loan Mortgage Pass Through Trust,
2.537%, Due 6/25/2033, 2003 27 A1B	41	40
0.931%, Due 9/25/2034, 2004 16 1A4AB	45	42
0.461%, Due 4/25/2035, 2005 3 2A1B	209	172
0.401%, Due 5/25/2035, 2005 9 1A3B	145	123
5.75%, Due 5/25/2037, 2007 5 A51	78	76
Credit Suisse First Boston Mortgage Securities Corp., 2.471%, Due 9/25/2034, 2004 AR8 2A1	29	29
Credit Suisse Mortgage-Backed Trust, 6.00%, Due 7/25/2036, 2006 6 1A4	567	465
Deutsche Alt-A Securities Mortgage Loan Trust, 0.321%, Due 3/25/2037, 2007 AR2 A1	760	548
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044, 2004 T3 CL 1A1	14	16
Fannie Mae REMIC, 0.371%, Due 10/27/2037, 2007-114 A6	600	592
First Horizon Asset Securities, Inc., 2.531%, Due 2/25/2034, 2004 AR1 2A1B	55	54
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	3	3
2.095%, Due 6/25/2034, 2004 7 3A1	38	37
4.964%, Due 11/25/2035, 2005 AR7 6A1B	34	33
JP Morgan Alternative Loan Trust, 5.680%, Due 5/26/2037, 2008 R3 3A1E F	289	262
Morgan Stanley Mortgage Loan Trust, 2.121%, Due 6/25/2036, 2006 8AR 5A4B	25	24
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2	11	7
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2E F	110	117
Prime Mortgage Trust, 0.671%, Due 2/25/2035, 2006 CL1 A1B	87	83
Residential Accredit Loans, Inc., 0.271%, Due 5/25/2037, 2007 QA3 A1B	340	264
Residential Asset Securitization Trust, 2.462%, Due 12/25/2034, 2004 IP2 4A	85	84
Structured Adjustable Rate Mortgage Loan Trust,
2.432%, Due 5/25/2034, 2004 5 3A2	61	60
2.464%, Due 7/25/2034, 2004 8 3AB	61	61

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Par AmountP		Fair Value
	(000’s)		(000’s)
Structured Asset Mortgage Investments II Trust,
1.594%, Due 2/25/2036, 2005 ARB A2B		$945	$826
0.401%, Due 5/25/2045, 2005 AR2 2A1B		98	86
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 5.50%, Due 5/25/2035, 2005 6 2A14		112	115
WaMu Mortgage Pass Through Certificates,
2.025%, Due 2/25/2033, 2003 AR1 2AB		4	4
2.396%, Due 3/25/2035, 2005 AR3 A1		43	42
5.50%, Due 11/25/2035, 2005 9 2A2		269	249
0.331%, Due 2/25/2037, 2007 HY1 A2AB		321	222
2.349%, Due 3/25/2037, 2007 HY3 4A1B		185	175
1.744%, Due 12/19/2039, 2001 AR5 1A		88	86
0.461%, Due 10/25/2045, 2005 AR13 A1A1		330	302
Wells Fargo Mortgage Backed Securities Trust, 2.601%, Due 3/25/2035, 2005 AR3 2A1B		81	82

Total Collateralized Mortgage Obligations (Cost $8,314)			8,736

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS—0.00% (Cost $16)
LB-UBS Commercial Mortgage Trust, 0.271%, Due 9/15/2045 2007 C7 XW		1,239	9

FOREIGN COLLATERALIZED MORTGAGE OBLIGATIONS—1.54%
Fondo de Titulizacion de Activos, 0.232%, Due 6/16/2049, 16 A2	EUR	1,069	1,073
IM Pastor 4 Fondo de Titulizacion de Activos, 0.219%, Due 3/22/2044, 4 A	EUR	1,203	1,210
Rural Hipotecario IX Fondo de Titulizacion de Activos, 0.188%, Due 2/17/2050, 9 A2	EUR	460	501
TDA CAM Fondo de Titulizacion de Activos, 0.174%, Due 2/26/2049, 8 A	EUR	834	856

Total Foreign Collateralized Mortgage Obligations (Cost $4,360)			3,640

U.S. AGENCY MORTGAGE BACKED OBLIGATIONS—3.58%
Fannie Mae TBA,
4.50%, Due 3/12/2045 O		3,300	3,587
4.00%, Due 4/14/2045 O		4,400	4,695

Total U.S. Agency Mortgage Backed Obligations (Cost $8,256)			8,282

U.S. AGENCY OBLIGATIONS—0.13% (Cost $273)
Fannie Mae Notes, 3.15%, Due 12/27/2027 B N		300	299

U.S. TREASURY OBLIGATIONS—25.89%
U.S. Treasury Inflation Protected Securities—3.84%
0.125%, Due 7/15/2022 M R		1,634	1,651
0.125%, Due 7/15/2024 M		2,572	2,573
0.25%, Due 1/15/2025 M		694	699
2.375%, Due 1/15/2025 M R		1,283	1,558
2.00%, Due 1/15/2026 M R		59	70
2.375%, Due 1/15/2027 M		443	548
3.875%, Due 4/15/2029 M R		483	711
0.625%, Due 2/15/2043 M		958	944
1.75%, Due 1/15/2028, M		112	131

			8,885

U.S. Treasury Floating Rate Note—1.86%
0.090%, Due 7/31/2016 B		4,310	4,310

U.S. Treasury Notes/Bonds—20.19%
1.625%, Due 7/31/2019 R		18,900	19,058
1.875%, Due 6/30/2020		3,000	3,048
2.125%, Due 1/31/2021		2,000	2,048
3.625%, Due 2/15/2021		3,000	3,329
2.25%, Due 3/31/2021		2,000	2,061
2.25%, Due 4/30/2021		2,500	2,576
1.875%, Due 11/30/2021		1,500	1,506
2.50%, Due 5/15/2024 R		11,200	11,685
3.125%, Due 8/15/2044		1,200	1,328

			46,639

Total U.S. Treasury Obligations (Cost $59,528)			59,834

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS—12.59%
JPMorgan U.S. Government Money Market Fund, Capital Class	$29,090,144	$29,090

U.S. Treasury Bills—0.00%
U.S. Treasury Bill , 0.055%, Due 4/16/2015R	10	10

Total Short-Term Investments (Cost 29,100)		29,100

TOTAL INVESTMENTS —110.16% (Cost $256,628)		254,654
PURCHASED OPTIONS – 1.78% (Cost $4,769)		4,115
WRITTEN OPTIONS—(1.75%) (Premiums $3,633)		(4,050)
LIABILITIES, NET OF OTHER ASSETS—(10.19%)		(23,581)

TOTAL NET ASSETS—100.00%		$231,138

Percentages are stated as a percent of net assets.

A	Variable rate.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	PLC - Public Limited Company.
D	Non-income producing security.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $24,532 or 10.62% of net assets. The Fund has no right to demand registration of these securities.
F	Illiquid.
G	Term Loan.
H	LLC - Limited Liability Company.
I	LP - Limited Partnership.
J	Fair valued pursuant to procedures approved by the Board of Trustees. At the period end, the amount of fair valued securities was $61 or 0.03% of net assets.
K	PIK - Payment in Kind.
L	Par value represents units rather than shares.
M	Inflation-Indexed Note.
N	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
O	To Be Announced.
P	In U.S. Dollars unless stated otherwise.
Q	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
R	This security or a piece there of is held as segregated collateral for interest rate and credit default swaps.

Futures Contracts open on February 28, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
10-Year Japanese Bond March Futures	Short	3	March, 2015	$(3,709,091)	$1,508
90-Day Euro December Futures	Long	61	December, 2015	15,132,575	7,128
90-Day Euro December Futures	Short	61	December, 2016	(15,003,712)	(26,286)
90-Day Euro June Futures	Short	6	June, 2015	(1,494,375)	(377)
Canadian 10-Year Bond June Futures	Short	35	June, 2015	(4,021,598)	(37,874)
Euro 3Mo EURIBOR December Futures	Long	32	December, 2015	8,952,401	25,566
Euro 3Mo EURIBOR December Futures	Short	32	December, 2016	(8,948,820)	(46,199)
Euro BOBL March Futures	Short	8	March, 2015	(1,174,376)	(6,750)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Euro BTP March Futures	Short	11	March, 2015	$(1,734,293)	$(56,349)
Euro BUND June Futures	Short	10	June, 2015	(1,734,293)	(3,700)
Euro BUND March Futures	Short	6	March, 2015	(1,070,662)	1,514
Euro BUND March Futures	Short	66	March, 2015	(11,777,287)	(477,925)
Euro BUXL 30-Year Bond June Futures	Short	8	June, 2015	(1,481,801)	(5,921)
Euro BUXL 30-Year Bond March Futures	Short	16	March, 2015	(2,984,731)	(16,685)
Euro OAT March Futures	Short	5	March, 2015	(840,742)	(2,815)
Euro OAT March Futures	Short	38	March, 2015	(6,389,642)	(224,675)
Long GILT June Futures	Short	23	June, 2015	(4,210,251)	2,553
U.S. Long Bond June Futures	Short	1	June, 2015	(161,844)	(164)
U.S. Treasury 10-Year Note June Futures	Short	96	June, 2015	(12,268,500)	(5,464)
U.S. Treasury 10-Year Note June Futures	Long	22	June, 2015	2,811,531	9,937
U.S. Treasury 5-Year Note June Futures	Short	90	June, 2015	(10,735,312)	19,023
U.S. Ultra Bond June Futures	Short	8	June, 2015	(1,346,250)	(446)
U.S. Ultra Bond June Futures	Long	13	June, 2015	2,187,656	1,271

				$62,003,417	$(843,131)

Centrally cleared swap agreements outstanding on February 28, 2015:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month JPY-LIBOR	0.3325	8/22/2016	JPY	166,139	$—	$3,960	$3,960
Pay	3-Month USD-LIBOR	1.0000	5/18/2017	USD	5,900	(17,287)	(6,735)	(24,022)
Pay	3-Month USD-LIBOR	0.2533	7/15/2017	USD	7,100	(14,615)	7,234	(7,381)
Pay	3-Month USD-LIBOR	0.2426	12/17/2017	USD	22,600	(40,791)	(179,113)	(219,904)
Receive	6-Month EUR-EURIBOR	1.3120	4/11/2018	EUR	9,025	—	110,543	110,543
Pay	6-Month JPY-LIBOR	1.0000	8/22/2018	JPY	335,681	—	(24,702)	(24,702)
Receive	3-Month USD-LIBOR	2.9300	12/19/2018	USD	2,721	—	47,917	47,917
Pay	3-Month USD-LIBOR	0.2356	2/26/2019	USD	972	—	(6,567)	(6,567)
Pay	3-Month USD-LIBOR	0.2376	3/9/2019	USD	975	—	(9,886)	(9,886)
Receive	3-Month USD-LIBOR	2.8430	8/14/2019	USD	1,820	—	21,773	21,773
Receive	3-Month USD-LIBOR	2.7500	8/21/2019	USD	1,818	—	18,378	18,378
Receive	3-Month USD-LIBOR	2.7700	10/10/2019	USD	2,358	—	23,352	23,352
Receive	3-Month USD-LIBOR	2.6900	10/16/2019	USD	1,596	—	13,283	13,283
Receive	6-Month GBP-LIBOR	1.9920	11/9/2019	GBP	870	—	18,604	18,604
Receive	6-Month GBP-LIBOR	1.9400	11/10/2019	GBP	435	—	7,921	7,921
Pay	3-Month USD-LIBOR	0.2426	12/17/2019	USD	44,700	(1,169,961)	(154,188)	(1,324,149)
Pay	6-Month GBP-LIBOR	0.6850	1/22/2020	GBP	400	16	(4,248)	(4,232)
Pay	6-Month EUR-EURIBOR	1.0000	4/11/2020	EUR	5,076	—	(227,023)	(227,023)
Receive	6-Month GBP-LIBOR	3.0250	5/14/2020	GBP	887	—	42,444	42,444
Receive	6-Month GBP-LIBOR	3.0500	5/15/2020	GBP	1,773	—	86,858	86,858
Receive	6-Month GBP-LIBOR	3.1300	5/21/2020	GBP	947	—	30,129	30,129
Receive	6-Month GBP-LIBOR	3.1500	5/22/2020	GBP	1,871	—	60,597	60,597
Receive	6-Month GBP-LIBOR	3.0300	5/29/2020	GBP	893	—	25,725	25,725
Pay	6-Month EUR-EURIBOR	1.0000	6/5/2020	EUR	1,421	—	(59,538)	(59,538)
Pay	6-Month EUR-EURIBOR	1.0000	6/9/2020	EUR	704	—	(29,584)	(29,584)
Receive	6-Month GBP-LIBOR	3.2000	6/14/2020	GBP	470	—	15,787	15,787
Receive	6-Month GBP-LIBOR	3.2150	6/20/2020	GBP	463	—	15,760	15,760
Receive	6-Month GBP-LIBOR	3.1490	6/25/2020	GBP	783	—	25,033	25,033
Receive	6-Month GBP-LIBOR	3.0750	6/27/2020	GBP	584	—	17,432	17,432
Receive	6-Month GBP-LIBOR	2.5762	8/5/2020	GBP	726	—	49,573	49,573
Receive	6-Month GBP-LIBOR	2.5280	8/7/2020	GBP	743	—	47,980	47,980
Receive	6-Month GBP-LIBOR	2.4555	8/10/2020	GBP	379	(10,620)	32,952	22,332
Receive	6-Month JPY-LIBOR	1.1200	8/22/2020	JPY	169,543	—	21,272	21,272
Receive	3-Month USD-LIBOR	4.0900	11/26/2020	USD	4,271	—	128,574	128,574
Receive	3-Month USD-LIBOR	4.0600	11/27/2020	USD	2,095	—	61,806	61,806
Receive	3-Month USD-LIBOR	4.0610	11/27/2020	USD	1,922	—	56,736	56,736

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month USD-LIBOR	4.1100	11/27/2020	USD	2,920	$—	$88,837	$88,837
Receive	3-Month USD-LIBOR	4.0620	11/29/2020	USD	1,915	—	56,595	56,595
Receive	3-Month USD-LIBOR	4.1075	11/29/2020	USD	1,915	—	58,204	58,204
Receive	3-Month USD-LIBOR	4.0570	11/29/2020	USD	1,915	—	56,422	56,422
Receive	3-Month USD-LIBOR	4.1225	12/3/2020	USD	1,816	—	55,553	55,553
Receive	1-Month MXN-TIIE	5.6100	7/7/2021	MXN	7,800	(2,939)	6,965	4,026
Pay	6-Month EUR-EURIBOR	1.0000	9/17/2021	EUR	1,135	—	(20,445)	(20,445)
Pay	3-Month USD-LIBOR	1.0000	9/22/2021	USD	4,575	—	(184,714)	(184,714)
Pay	3-Month USD-LIBOR	1.0000	10/10/2021	USD	5,705	—	(59,059)	(59,059)
Receive	1-Month MXN-TIIE	5.6300	10/11/2021	MXN	1,200	410	117	527
Pay	3-Month USD-LIBOR	1.0000	10/15/2021	USD	3,975	—	(38,030)	(38,030)
Receive	1-Month MXN-TIIE	5.6600	11/5/2021	MXN	8,700	—	4,521	4,521
Pay	6-Month GBP-LIBOR	1.0000	11/7/2021	GBP	3,723	—	(54,688)	(54,688)
Receive	1-Month MXN-TIIE	5.6600	11/9/2021	MXN	2,000	—	1,028	1,028
Receive	1-Month MXN-TIIE	5.5800	11/10/2021	MXN	1,600	—	309	309
Pay	6-Month GBP-LIBOR	1.0000	11/11/2021	GBP	1,859	—	(25,257)	(25,257)
Receive	3-Month USD-LIBOR	2.5000	12/17/2021	USD	15,100	596,676	12,858	609,534
Receive	6-Month JPY-LIBOR	0.6410	2/6/2022	JPY	206,666	—	2,152	2,152
Receive	6-Month JPY-LIBOR	0.6410	2/6/2022	JPY	206,666	—	2,152	2,152
Pay	6-Month GBP-LIBOR	1.0000	3/18/2022	GBP	1,000	(9,955)	(20,134)	(30,089)
Pay	3-Month USD-LIBOR	1.0000	5/4/2022	USD	978	—	19,074	19,074
Pay	6-Month GBP-LIBOR	1.0000	5/13/2022	GBP	4,081	—	(150,665)	(150,665)
Pay	6-Month GBP-LIBOR	1.0000	5/14/2022	GBP	2,034	—	(74,409)	(74,409)
Receive	6-Month GBP-LIBOR	3.8025	9/13/2022	GBP	294	—	36,275	36,275
Receive	6-Month GBP-LIBOR	3.5463	10/7/2022	GBP	741	—	77,360	77,360
Receive	3-Month USD-LIBOR	4.1650	12/11/2022	USD	769	—	59,115	59,115
Receive	3-Month USD-LIBOR	4.1410	12/12/2022	USD	1,153	—	87,315	87,315
Pay	6-Month EUR-EURIBOR	0.1310	2/10/2023	EUR	1,375	—	(155,279)	(155,279)
Pay	6-Month EUR-EURIBOR	0.1310	2/10/2023	EUR	232	—	(26,055)	(26,055)
Pay	6-Month EUR-EURIBOR	0.1290	2/11/2023	EUR	232	—	(25,571)	(25,571)
Receive	6-Month GBP-LIBOR	3.3140	5/21/2023	GBP	538	—	44,362	44,362
Receive	6-Month EUR-EURIBOR	2.2100	9/17/2023	EUR	1,893	—	44,087	44,087
Receive	3-Month USD-LIBOR	3.3367	10/10/2023	USD	3,021	—	33,921	33,921
Receive	3-Month USD-LIBOR	3.3200	10/14/2023	USD	2,109	—	23,194	23,194
Pay	6-Month GBP-LIBOR	1.0000	10/15/2023	GBP	554	—	(64,908)	(64,908)
Pay	3-Month USD-LIBOR	1.0000	11/26/2023	USD	5,080	—	(172,222)	(172,222)
Pay	3-Month USD-LIBOR	0.2426	12/18/2023	USD	2,000	(30,811)	(125,854)	(156,665)
Pay	6-Month GBP-LIBOR	1.0000	1/10/2024	GBP	273	—	(31,912)	(31,912)
Pay	6-Month JPY-LIBOR	1.0000	2/7/2024	JPY	349,073	—	(836)	(836)
Pay	6-Month JPY-LIBOR	1.0000	2/7/2024	JPY	349,073	—	(911)	(911)
Pay	3-Month USD-LIBOR	0.2356	2/29/2024	USD	653	—	(44,401)	(44,401)
Pay	3-Month USD-LIBOR	0.2376	3/9/2024	USD	721	—	(57,964)	(57,964)
Pay	6-Month EUR-EURIBOR	1.0000	3/28/2024	EUR	1,591	—	(153,382)	(153,382)
Receive	6-Month EUR-EURIBOR	2.3340	4/11/2024	EUR	910	—	110,536	110,536
Pay	6-Month GBP-LIBOR	1.0000	5/22/2024	GBP	2,111	—	(78,715)	(78,715)
Pay	6-Month GBP-LIBOR	1.0000	5/22/2024	GBP	1,057	—	(39,404)	(39,404)
Pay	6-Month GBP-LIBOR	1.0000	5/23/2024	GBP	1,072	—	(39,739)	(39,739)
Pay	6-Month GBP-LIBOR	1.0000	5/23/2024	GBP	533	—	(19,724)	(19,724)
Pay	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	968	—	(33,420)	(33,420)
Pay	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	525	—	(17,861)	(17,861)
Pay	6-Month GBP-LIBOR	1.0000	5/31/2024	GBP	840	—	(28,695)	(28,695)
Pay	6-Month GBP-LIBOR	1.0000	6/3/2024	GBP	1,053	—	(38,745)	(38,745)
Receive	6-Month EUR-EURIBOR	2.8250	6/6/2024	EUR	958	—	32,767	32,767
Pay	6-Month GBP-LIBOR	1.0000	6/13/2024	GBP	877	—	(32,075)	(32,075)
Pay	6-Month GBP-LIBOR	1.0000	6/13/2024	GBP	631	—	(22,581)	(22,581)
Pay	6-Month GBP-LIBOR	1.0000	6/16/2024	GBP	430	—	(15,438)	(15,438)
Receive	6-Month EUR-EURIBOR	1.2600	6/16/2024	EUR	911	—	(298)	(298)
Receive	6-Month EUR-EURIBOR	2.8925	6/17/2024	EUR	591	—	21,025	21,025
Pay	3-Month USD-LIBOR	0.2426	6/18/2024	USD	9,900	(118,883)	(667,349)	(786,232)
Pay	6-Month GBP-LIBOR	1.0000	6/18/2024	GBP	1,817	—	(67,017)	(67,017)
Receive	6-Month GBP-LIBOR	3.5120	6/19/2024	GBP	211	—	18,737	18,737
Pay	6-Month GBP-LIBOR	1.0000	6/20/2024	GBP	1,086	—	(39,123)	(39,123)
Pay	6-Month GBP-LIBOR	1.0000	6/20/2024	GBP	588	—	(20,601)	(20,601)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	6-Month GBP-LIBOR	1.0000	6/20/2024	GBP	788	$—	$(29,437)	$(29,437)
Receive	6-Month EUR-EURIBOR	2.8840	6/20/2024	EUR	972	—	34,383	34,383
Receive	6-Month GBP-LIBOR	3.5320	6/20/2024	GBP	211	—	19,025	19,025
Receive	6-Month EUR-EURIBOR	2.8060	6/23/2024	EUR	581	—	19,556	19,556
Pay	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	885	—	(31,521)	(31,521)
Pay	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	443	—	(15,966)	(15,966)
Pay	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	317	—	(10,827)	(10,827)
Pay	6-Month GBP-LIBOR	1.0000	6/27/2024	GBP	660	—	(22,472)	(22,472)
Pay	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	637	—	(17,935)	(17,935)
Pay	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	636	—	(17,497)	(17,497)
Pay	6-Month GBP-LIBOR	1.0000	8/8/2024	GBP	637	—	(15,967)	(15,967)
Pay	3-Month USD-LIBOR	1.0000	8/13/2024	USD	934	—	(36,138)	(36,138)
Pay	3-Month USD-LIBOR	1.0000	8/20/2024	USD	929	—	(31,676)	(31,676)
Pay	6-Month GBP-LIBOR	1.0000	9/26/2024	GBP	597	—	(33,988)	(33,988)
Pay	6-Month GBP-LIBOR	1.0000	10/7/2024	GBP	627	—	(29,487)	(29,487)
Pay	6-Month GBP-LIBOR	1.0000	10/10/2024	GBP	642	—	(12,148)	(12,148)
Receive	6-Month EUR-EURIBOR	2.1930	10/10/2024	EUR	789	—	15,186	15,186
Pay	3-Month USD-LIBOR	0.2567	10/22/2024	USD	4,000	—	(199,078)	(199,078)
Receive	6-Month GBP-LIBOR	2.8850	10/24/2024	GBP	618	—	27,002	27,002
Receive	3-Month USD-LIBOR	3.3500	10/27/2024	USD	5,532	—	91,183	91,183
Receive	6-Month GBP-LIBOR	2.9090	10/28/2024	GBP	619	—	28,036	28,036
Receive	3-Month USD-LIBOR	3.3000	10/31/2024	USD	617	—	17,595	17,595
Receive	3-Month USD-LIBOR	3.4100	10/31/2024	USD	2,355	—	42,593	42,593
Receive	3-Month USD-LIBOR	3.3150	10/31/2024	USD	623	—	18,171	18,171
Receive	3-Month USD-LIBOR	3.2925	10/31/2024	USD	617	—	17,395	17,395
Receive	3-Month USD-LIBOR	3.2700	11/3/2024	USD	313	—	8,458	8,458
Receive	3-Month USD-LIBOR	3.2250	11/3/2024	USD	637	—	15,963	15,963
Receive	3-Month USD-LIBOR	3.3200	11/3/2024	USD	3,505	—	55,011	55,011
Receive	3-Month USD-LIBOR	3.3200	11/3/2024	USD	1,726	—	27,094	27,094
Receive	3-Month USD-LIBOR	3.3250	11/4/2024	USD	896	—	26,344	26,344
Receive	3-Month USD-LIBOR	3.2500	11/4/2024	USD	623	—	16,298	16,298
Receive	3-Month USD-LIBOR	3.3900	11/4/2024	USD	1,739	—	30,340	30,340
Receive	3-Month USD-LIBOR	3.3000	11/5/2024	USD	642	—	18,162	18,162
Receive	3-Month USD-LIBOR	3.2800	11/6/2024	USD	657	—	18,013	18,013
Receive	3-Month USD-LIBOR	3.2750	11/6/2024	USD	637	—	17,340	17,340
Receive	3-Month USD-LIBOR	3.3900	11/8/2024	USD	3,763	—	65,587	65,587
Receive	6-Month GBP-LIBOR	2.9400	11/8/2024	GBP	930	—	23,498	23,498
Receive	6-Month GBP-LIBOR	2.9000	11/10/2024	GBP	463	—	10,950	10,950
Receive	3-Month USD-LIBOR	3.3125	11/12/2024	USD	807	—	23,216	23,216
Receive	3-Month USD-LIBOR	3.3200	11/12/2024	USD	634	—	18,441	18,441
Receive	3-Month USD-LIBOR	3.2600	11/14/2024	USD	1,346	—	35,669	35,669
Pay	3-Month USD-LIBOR	0.2426	12/17/2024	USD	1,300	(14,745)	(89,158)	(103,903)
Pay	3-Month USD-LIBOR	0.2566	1/20/2025	USD	1,000	—	(21,206)	(21,206)
Receive	6-Month EUR-EURIBOR	1.1200	2/17/2025	EUR	352	—	77	77
Receive	6-Month EUR-EURIBOR	1.1100	2/17/2025	EUR	350	—	(117)	(117)
Pay	6-Month EUR-EURIBOR	1.0000	3/18/2025	EUR	400	(23,381)	(1,783)	(25,164)
Pay	6-Month GBP-LIBOR	1.0000	8/5/2025	GBP	463	—	(65,489)	(65,489)
Pay	6-Month GBP-LIBOR	1.0000	8/7/2025	GBP	479	—	(63,172)	(63,172)
Pay	6-Month GBP-LIBOR	1.0000	8/10/2025	GBP	250	—	(30,253)	(30,253)
Receive	3-Month USD-LIBOR	4.5000	10/29/2025	USD	674	—	39,891	39,891
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	372	—	22,017	22,017
Receive	3-Month USD-LIBOR	4.5000	10/31/2025	USD	372	—	22,017	22,017
Receive	3-Month USD-LIBOR	4.4750	11/1/2025	USD	674	—	39,293	39,293
Receive	3-Month USD-LIBOR	4.5700	11/5/2025	USD	777	—	47,665	47,665
Receive	3-Month USD-LIBOR	4.8200	11/15/2025	USD	784	—	54,597	54,597
Receive	3-Month USD-LIBOR	3.4750	6/20/2026	USD	634	—	58,345	58,345
Pay	3-Month USD-LIBOR	1.0000	10/28/2026	USD	12,854	—	(144,859)	(144,859)
Pay	3-Month USD-LIBOR	1.0000	10/31/2026	USD	5,530	—	(67,038)	(67,038)
Pay	3-Month USD-LIBOR	1.0000	11/4/2026	USD	8,786	—	(92,150)	(92,150)
Pay	3-Month USD-LIBOR	1.0000	11/4/2026	USD	4,321	—	(45,535)	(45,535)
Pay	3-Month USD-LIBOR	1.0000	11/4/2026	USD	4,348	—	(51,450)	(51,450)
Pay	3-Month USD-LIBOR	1.0000	11/7/2026	USD	9,395	—	(110,567)	(110,567)
Receive	6-Month EUR-EURIBOR	2.3287	11/11/2026	EUR	7,406	—	132,016	132,016

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	3-Month USD-LIBOR	1.0000	12/19/2026	USD	688	$—	$(103,039)	$(103,039)
Receive	6-Month JPY-LIBOR	1.2334	2/6/2027	JPY	94,939	—	(1,324)	(1,324)
Receive	6-Month JPY-LIBOR	1.2334	2/6/2027	JPY	94,939	—	(1,324)	(1,324)
Pay	6-Month GBP-LIBOR	1.0000	8/5/2027	GBP	850	—	(61,946)	(61,946)
Pay	6-Month GBP-LIBOR	1.0000	8/26/2027	GBP	880	—	(50,920)	(50,920)
Pay	6-Month GBP-LIBOR	1.0000	9/13/2028	GBP	611	—	(69,782)	(69,782)
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	949	—	(96,519)	(96,519)
Pay	6-Month GBP-LIBOR	1.0000	10/9/2028	GBP	525	—	(53,129)	(53,129)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,976	—	(78,307)	(78,307)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	1,976	—	(78,307)	(78,307)
Pay	3-Month USD-LIBOR	1.0000	10/31/2028	USD	3,423	—	(135,007)	(135,007)
Pay	3-Month USD-LIBOR	1.0000	11/3/2028	USD	3,446	—	(134,563)	(134,563)
Pay	3-Month USD-LIBOR	1.0000	11/5/2028	USD	4,038	—	(162,314)	(162,314)
Pay	3-Month USD-LIBOR	1.0000	11/14/2028	USD	4,000	—	(182,242)	(182,242)
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	492	—	(76,480)	(76,480)
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	745	—	(118,196)	(118,196)
Pay	3-Month USD-LIBOR	1.0000	11/27/2028	USD	542	—	(83,933)	(83,933)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(76,886)	(76,886)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(78,305)	(78,305)
Pay	3-Month USD-LIBOR	1.0000	11/29/2028	USD	496	—	(76,711)	(76,711)
Pay	3-Month USD-LIBOR	1.0000	12/3/2028	USD	454	—	(72,322)	(72,322)
Receive	6-Month GBP-LIBOR	4.0000	3/23/2029	GBP	1,340	—	75,495	75,495
Pay	3-Month USD-LIBOR	1.0000	4/27/2029	USD	5,109	—	(160,569)	(160,569)
Pay	6-Month GBP-LIBOR	1.0000	5/20/2029	GBP	941	—	(79,195)	(79,195)
Pay	6-Month GBP-LIBOR	1.0000	6/19/2029	GBP	502	—	(43,276)	(43,276)
Pay	6-Month GBP-LIBOR	1.0000	6/20/2029	GBP	502	—	(43,292)	(43,292)
Pay	6-Month EUR-EURIBOR	1.0000	9/17/2029	EUR	1,455	—	(52,343)	(52,343)
Pay	6-Month GBP-LIBOR	1.0000	10/24/2029	GBP	892	—	(40,141)	(40,141)
Pay	3-Month USD-LIBOR	1.0000	10/27/2029	USD	1,612	—	(25,850)	(25,850)
Receive	3-Month USD-LIBOR	3.5600	10/27/2029	USD	2,321	—	36,720	36,720
Pay	3-Month USD-LIBOR	1.0000	10/28/2029	USD	394	—	(6,234)	(6,234)
Pay	6-Month GBP-LIBOR	1.0000	10/28/2029	GBP	894	—	(41,596)	(41,596)
Pay	3-Month USD-LIBOR	1.0000	10/31/2029	USD	1,825	—	(52,938)	(52,938)
Pay	3-Month USD-LIBOR	1.0000	10/31/2029	USD	932	—	(27,282)	(27,282)
Pay	3-Month USD-LIBOR	1.0000	10/31/2029	USD	912	—	(25,482)	(25,482)
Receive	3-Month USD-LIBOR	3.5920	10/31/2029	USD	1,010	—	16,673	16,673
Pay	3-Month USD-LIBOR	1.0000	11/3/2029	USD	933	—	(25,143)	(25,143)
Pay	3-Month USD-LIBOR	1.0000	11/3/2029	USD	1,897	—	(47,903)	(47,903)
Pay	3-Month USD-LIBOR	1.0000	11/4/2029	USD	1,281	—	(33,436)	(33,436)
Pay	3-Month USD-LIBOR	1.0000	11/4/2029	USD	911	—	(24,122)	(24,122)
Pay	3-Month USD-LIBOR	1.0000	11/4/2029	USD	791	—	(13,192)	(13,192)
Pay	3-Month USD-LIBOR	1.0000	11/5/2029	USD	948	—	(26,846)	(26,846)
Pay	3-Month USD-LIBOR	1.0000	11/6/2029	USD	969	—	(26,422)	(26,422)
Pay	3-Month USD-LIBOR	1.0000	11/6/2029	USD	935	—	(24,989)	(24,989)
Pay	6-Month EUR-EURIBOR	1.0000	11/11/2029	EUR	10,428	—	(290,131)	(290,131)
Pay	3-Month USD-LIBOR	1.0000	11/12/2029	USD	1,186	—	(33,254)	(33,254)
Pay	3-Month USD-LIBOR	1.0000	11/12/2029	USD	1,874	—	(53,771)	(53,771)
Pay	3-Month USD-LIBOR	1.0000	11/14/2029	USD	1,985	—	(52,757)	(52,757)
Pay	6-Month EUR-EURIBOR	1.0000	2/17/2030	EUR	377	—	1,221	1,221
Pay	6-Month EUR-EURIBOR	1.0000	2/17/2030	EUR	370	—	1,249	1,249
Pay	6-Month GBP-LIBOR	1.0000	3/23/2031	GBP	1,282	—	(113,056)	(113,056)
Receive	6-Month JPY-LIBOR	2.7200	6/14/2032	JPY	47,517	—	14,588	14,588
Receive	6-Month JPY-LIBOR	2.6800	6/14/2032	JPY	48,655	—	14,156	14,156
Receive	6-Month JPY-LIBOR	2.7050	6/19/2032	JPY	45,786	—	13,738	13,738
Receive	3-Month USD-LIBOR	4.4300	10/31/2033	USD	988	—	53,540	53,540
Receive	3-Month USD-LIBOR	4.4300	10/31/2033	USD	988	—	53,540	53,540
Receive	3-Month USD-LIBOR	4.4200	10/31/2033	USD	1,696	—	91,381	91,381
Receive	3-Month USD-LIBOR	4.4100	11/1/2033	USD	1,708	—	91,285	91,285
Receive	3-Month USD-LIBOR	4.4400	11/5/2033	USD	2,026	—	110,386	110,386
Receive	3-Month USD-LIBOR	4.6800	11/14/2033	USD	2,066	—	129,107	129,107
Pay	3-Month USD-LIBOR	1.0000	12/11/2033	USD	629	—	(86,484)	(86,484)
Pay	3-Month USD-LIBOR	1.0000	12/12/2033	USD	946	—	(128,831)	(128,831)
Receive	6-Month GBP-LIBOR	3.8590	3/23/2034	GBP	212	—	27,135	27,135

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	6-Month EUR-EURIBOR	1.0000	5/30/2034	EUR	331	$—	$(48,182)	$(48,182)
Receive	6-Month GBP-LIBOR	3.7910	6/19/2034	GBP	302	—	22,029	22,029
Receive	6-Month GBP-LIBOR	3.7800	6/20/2034	GBP	303	—	21,879	21,879
Receive	6-Month GBP-LIBOR	3.4425	8/5/2034	GBP	302	—	59,983	59,983
Receive	6-Month GBP-LIBOR	3.2175	8/27/2034	GBP	310	—	12,646	12,646
Receive	6-Month EUR-EURIBOR	2.6275	9/17/2034	EUR	592	—	29,775	29,775
Pay	3-Month USD-LIBOR	1.0000	9/30/2034	USD	1,036	—	(66,152)	(66,152)
Pay	3-Month USD-LIBOR	1.0000	10/2/2034	USD	1,031	—	(63,103)	(63,103)
Pay	3-Month USD-LIBOR	1.0000	10/10/2034	USD	529	—	(28,687)	(28,687)
Pay	3-Month USD-LIBOR	1.0000	10/10/2034	USD	792	—	(41,872)	(41,872)
Pay	3-Month USD-LIBOR	1.0000	10/24/2034	USD	510	—	(25,017)	(25,017)
Receive	3-Month USD-LIBOR	3.5500	10/27/2034	USD	2,242	—	54,241	54,241
Receive	3-Month USD-LIBOR	3.5390	10/29/2034	USD	542	—	12,975	12,975
Pay	3-Month USD-LIBOR	1.0000	10/31/2034	USD	1,017	—	(54,594)	(54,594)
Receive	3-Month USD-LIBOR	3.5900	10/31/2034	USD	1,302	—	33,401	33,401
Receive	3-Month USD-LIBOR	3.5377	11/3/2034	USD	673	—	16,014	16,014
Receive	3-Month USD-LIBOR	3.4906	11/3/2034	USD	1,369	—	30,467	30,467
Receive	3-Month USD-LIBOR	3.4795	11/5/2034	USD	4,370	—	95,827	95,827
Receive	3-Month USD-LIBOR	3.4845	11/5/2034	USD	2,135	—	47,156	47,156
Receive	3-Month USD-LIBOR	3.5775	11/5/2034	USD	1,084	—	27,251	27,251
Receive	3-Month USD-LIBOR	3.5703	11/5/2034	USD	2,157	—	53,712	53,712
Receive	3-Month USD-LIBOR	3.5400	11/7/2034	USD	4,667	—	111,524	111,524
Receive	6-Month EUR-EURIBOR	2.4520	11/11/2034	EUR	3,432	—	142,806	142,806
Receive	3-Month USD-LIBOR	3.5800	11/13/2034	USD	1,336	—	33,669	33,669
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	54,732	—	(10,067)	(10,067)
Pay	6-Month JPY-LIBOR	1.0000	6/14/2037	JPY	56,015	—	(9,173)	(9,173)
Pay	6-Month JPY-LIBOR	1.0000	6/19/2037	JPY	53,144	—	(8,595)	(8,595)
Receive	3-Month USD-LIBOR	4.0885	4/27/2039	USD	4,782	—	525,171	525,171
Pay	6-Month GBP-LIBOR	1.0000	7/28/2039	GBP	653	—	(32,466)	(32,466)
Receive	3-Month USD-LIBOR	3.6190	7/30/2039	USD	1,111	—	29,104	29,104
Pay	6-Month GBP-LIBOR	1.0000	9/15/2039	GBP	502	—	(21,132)	(21,132)
Receive	3-Month USD-LIBOR	3.7350	9/17/2039	USD	933	—	27,522	27,522
Pay	3-Month USD-LIBOR	1.0000	10/27/2039	USD	1,340	—	(28,257)	(28,257)
Pay	3-Month USD-LIBOR	1.0000	10/30/2039	USD	321	—	(6,641)	(6,641)
Pay	3-Month USD-LIBOR	1.0000	11/3/2039	USD	3,873	—	(76,027)	(76,027)
Pay	3-Month USD-LIBOR	1.0000	11/3/2039	USD	1,865	—	(36,610)	(36,610)
Pay	3-Month USD-LIBOR	1.0000	11/6/2039	USD	638	—	(13,899)	(13,899)
Pay	3-Month USD-LIBOR	1.0000	11/6/2039	USD	1,899	—	(40,816)	(40,816)
Pay	3-Month USD-LIBOR	1.0000	11/7/2039	USD	4,114	—	(84,276)	(84,276)
Pay	6-Month GBP-LIBOR	1.0000	8/23/2043	GBP	183	—	(21,047)	(21,047)
Pay	6-Month GBP-LIBOR	0.6825	1/22/2044	GBP	318	—	(123,335)	(123,335)
Pay	6-Month GBP-LIBOR	0.6825	1/22/2044	GBP	335	—	(129,056)	(129,056)
Pay	6-Month GBP-LIBOR	0.6841	1/22/2044	GBP	161	—	(64,041)	(64,041)
Pay	3-Month USD-LIBOR	1.0000	4/27/2044	USD	2,650	—	(368,136)	(368,136)
Pay	3-Month USD-LIBOR	0.2426	6/18/2044	USD	50	(733)	(13,028)	(13,761)
Receive	6-Month GBP-LIBOR	3.2123	7/28/2044	GBP	736	—	30,603	30,603
Pay	3-Month USD-LIBOR	1.0000	7/30/2044	USD	1,313	—	(27,716)	(27,716)
Pay	6-Month EUR-EURIBOR	1.0000	8/7/2044	EUR	132	—	(16,560)	(16,560)
Receive	6-Month GBP-LIBOR	3.0910	9/15/2044	GBP	594	—	21,469	21,469
Pay	3-Month USD-LIBOR	1.0000	9/17/2044	USD	1,127	—	(27,787)	(27,787)
Receive	3-Month USD-LIBOR	3.5375	9/29/2044	USD	1,490	—	69,017	69,017
Receive	3-Month USD-LIBOR	3.5000	10/2/2044	USD	1,459	—	64,562	64,562
Receive	3-Month USD-LIBOR	3.4125	10/10/2044	USD	741	—	29,293	29,293
Receive	3-Month USD-LIBOR	3.4025	10/10/2044	USD	1,112	—	43,356	43,356
Receive	3-Month USD-LIBOR	3.3625	10/24/2044	USD	714	—	36,328	36,328
Receive	3-Month USD-LIBOR	3.4250	10/31/2044	USD	1,457	—	58,681	58,681
Pay	6-Month EUR-EURIBOR	1.0000	3/18/2045	EUR	400	(1,501)	(91,743)	(93,244)
Receive	6-Month GBP-LIBOR	1.8030	8/3/2045	GBP	164	—	(23,577)	(23,577)
Receive	6-Month GBP-LIBOR	1.7720	8/3/2045	GBP	166	—	(25,736)	(25,736)
Pay	3-Month USD-LIBOR	1.0000	6/20/2046	USD	322	—	(73,928)	(73,928)

						$(859,120)	$(4,135,120)	$(4,994,240)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

OTC Swap Agreements Outstanding on February 28, 2015:

Credit Default Swaps on Corporate and Sovereign Securities—Buy Protection (1)

Reference Entity	Counter party/ Currency	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/28/2015(3)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
JC Penny Corporation, Inc.	BNP/USD	1.0000	12/20/2015	4.2289	75	$2,857	$(4,133)	$(1,276)
Radioshack Corporation	CBK/USD	1.0000	6/20/2016	5.0000	30	12,124	13,725	25,849
Astaldi, SpA	DUB/EUR	1.0000	9/20/2016	1.9122	340	3,308	1,267	4,575
Radioshack Corporation	DUB/USD	1.0000	9/20/2016	5.0000	60	26,069	25,628	51,697
Radioshack Corporation	DUB/USD	1.0000	9/20/2016	5.0000	110	48,467	46,311	94,778
Royal Bank of Scotland, PLC	DUB/EUR	1.0000	12/20/2016	0.7911	300	(14,858)	(13,218)	(28,076)
Fed Republic of Brazil	BRC/USD	1.0000	12/20/2016	1.5428	800	8,118	712	8,830
Rallye, S.A.	BNP/EUR	1.0000	3/20/2017	1.0598	15	(439)	(991)	(1,430)
Rallye, S.A.	BNP/EUR	1.0000	3/20/2017	1.0598	25	(771)	(1,612)	(2,383)
Unisys Corporation	BNP/USD	1.0000	9/20/2017	1.2556	130	(10,708)	(1,959)	(12,667)
Volkswagen AG	UAG/EUR	1.0000	3/20/2018	0.3468	50	1,395	(2,402)	(1,007)
Renault, S.A.	BRC/EUR	1.0000	3/20/2018	0.4442	320	(264)	(6,675)	(6,939)
Safeway, Inc.	BRC/USD	1.0000	3/20/2018	1.6405	375	2,621	2,844	5,465
Sainsbury, PLC	DUB/EUR	1.0000	3/20/2018	0.8569	650	(1,376)	(3,603)	(4,979)
JC Penny Corporation, Inc.	BRC/USD	1.0000	6/20/2018	6.1814	25	2,556	(1,865)	691
JC Penny Corporation, Inc.	BNP/USD	1.0000	6/20/2018	6.1814	100	7,123	(4,361)	2,762
Electricite de France, S.A.	FBF/EUR	1.0000	9/20/2018	0.3532	200	(2,587)	(2,928)	(5,515)
Nationwide Building Society	BNP/EUR	1.0000	9/20/2018	0.3980	200	1,723	(7,108)	(5,385)
Nationwide Building Society	BNP/EUR	1.000	9/20/2018	0.3980	500	3,279	(16,741)	(13,462)
JC Penny Corporation, Inc.	BRC/USD	1.000	9/20/2018	6.3993	100	7,192	(3,572)	3,620
Republic of Turkey	DUB/USD	1.000	9/20/2018	1.6372	500	13,053	(2,753)	10,300
Republic of Turkey	JPM/USD	1.000	9/20/2018	1.6372	500	12,892	(2,592)	10,300
Staples, Inc.	DUB/USD	1.000	9/20/2018	1.1609	270	5,409	(4,187)	1,222
Diamond Offshore Drilling Inc.	MSC/USD	1.000	12/20/2018	2.6940	340	22,196	(3,676)	18,520
Kingfisher, PLC	FBF/EUR	1.000	12/20/2018	0.4324	150	(972)	(3,094)	(4,066)
Kingfisher, PLC	BNP/EUR	1.000	12/20/2018	0.4324	100	(723)	(1,988)	(2,711)
Intesa Sanpaolo, SpA	BRC/EUR	1.000	12/20/2018	0.6038	100	(3,816)	(6,622)	(10,438)
Kingfisher, PLC	BNP/EUR	1.000	12/20/2018	0.4324	150	(1,156)	(2,910)	(4,066)
Daimler AG	BNP/EUR	1.000	12/20/2018	0.2585	100	140	(3,438)	(3,298)
Rite Aid Corporation	DUB/USD	1.000	12/20/2018	1.8449	50	(3,953)	(1,929)	(5,882)
Rite Aid Corporation	DUB/USD	1.000	12/20/2018	1.8449	125	(9,695)	(5,009)	(14,704)
Hewlett-Packard Co.	BRC/USD	1.000	3/20/2019	0.6265	100	(1,616)	20	(1,596)
Hewlett-Packard Co.	BRC/USD	1.000	3/20/2019	0.6265	170	(2,545)	(168)	(2,713)
Canadian Natural Resources Ltd.	CBK/USD	1.000	3/20/2019	1.2567	30	959	(757)	202
Reed Elsevier, PLC	DUB/EUR	1.000	3/20/2019	0.3249	250	(6,685)	(1,803)	(8,488)
Reed Elsevier, PLC	BRC/EUR	1.000	3/20/2019	0.3223	250	(6,724)	(1,764)	(8,488)
Republic Of Korea	JPM/USD	1.000	3/20/2019	0.4185	200	(2,399)	(2,528)	(4,927)
Republic of South Africa	BRC/USD	1.000	3/20/2019	1.7228	1000	51,682	(27,984)	23,698
Ford Motor Credit Co. LLC	BRC/USD	1.0000	3/20/2019	0.5883	120	(17,636)	(3,421)	(21,057)
HCA Inc.	JPM/USD	1.0000	6/20/2019	1.9522	115	(13,922)	(682)	(14,604)
Ford Motor Credit Co. LLC	BRC/USD	1.0000	6/20/2019	0.6261	120	(20,359)	(1,667)	(22,026)
Royal Bank of Scotland, PLC	CBK/EUR	1.0000	9/20/2019	1.1558	150	(33,392)	1,361	(32,031)
Royal Bank Of Scotland, PLC	CBK/EUR	1.0000	9/20/2019	1.1558	90	(19,709)	491	(19,218)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Reference Entity	Counter party/ Currency	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/28/2015(3)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Royal Bank of Scotland, PLC	DUB/EUR	1.0000	9/20/2019	1.1558	300	$(67,338)	$3,276	$(64,062)
Lloyds Bank, PLC	DUB/EUR	1.0000	9/20/2019	1.0368	400	(96,219)	6,768	(89,451)
Republic of Korea	BNP/USD	1.0000	9/20/2019	0.4780	250	(4,753)	(1,235)	(5,988)
Republic of Korea	BRC/USD	1.0000	9/20/2019	0.4780	250	(4,697)	(1,290)	(5,987)
Freescale Semiconductor Inc.	CBK/USD	1.0000	12/20/2019	1.8142	160	(14,836)	(8,438)	(23,274)
Lowe’s Companies Inc.	CBK/USD	1.0000	12/20/2019	0.2187	340	(12,072)	(1,103)	(13,175)
Lowe’s Companies Inc.	CBK/USD	1.0000	12/20/2019	0.2187	340	(12,404)	(771)	(13,175)
United Parcel Service Inc.	MSC/USD	1.0000	12/20/2019	0.1728	130	(4,992)	(137)	(5,129)
United Parcel Service Inc.	MSC/USD	1.0000	12/20/2019	0.1728	190	(7,113)	(87)	(7,200)
Autozone Inc.	CBK/USD	1.0000	12/20/2019	0.3934	330	(9,015)	(848)	(9,863)
ThyssenKrupp AG	BRC/EUR	1.0000	3/20/2020	1.4321	140	5,092	(2,249)	2,843
ThyssenKrupp AG	BRC/EUR	1.0000	3/20/2020	1.4321	70	2,691	(1,270)	1,421
Koninklijke KPN N.V.	BRC/EUR	1.0000	3/20/2020	0.6425	150	(1,343)	(1,831)	(3,174)
Finmeccanica, SpA	BRC/EUR	1.0000	3/20/2020	1.1091	30	(6,060)	(467)	(6,527)
Finmeccanica, SpA	BRC/EUR	1.0000	3/20/2020	1.1091	50	(10,172)	(707)	(10,879)
Finmeccanica, SpA	BRC/EUR	1.0000	3/20/2020	1.1091	60	(12,244)	(811)	(13,055)
Johnson Controls, Inc.	BRC/USD	1.0000	3/20/2020	0.4561	80	(2,104)	(117)	(2,221)
Marsh & McLennan Cos., Inc.	CBK/USD	1.0000	3/20/2020	0.2072	170	(6,773)	(218)	(6,991)
Johnson Controls, Inc.	CBK/USD	1.0000	3/20/2020	0.4561	100	(2,334)	(442)	(2,776)
Pernod Ricard, S.A.	FBF/EUR	1.0000	3/20/2020	0.4932	200	(4,566)	(1,489)	(6,055)
State of Illinois	CBK/USD	1.0000	3/20/2023	2.3089	300	16,674	4,610	21,284
State of Illinois	CBK/USD	1.0000	6/20/2023	2.3424	200	9,902	4,849	14,751
Republic of South Africa	JPM/USD	1.0000	9/20/2023	2.4688	200	23,651	(3,869)	19,782
State of Illinois	CBK/USD	1.0000	12/20/2023	2.4055	1,100	77,170	9,867	87,037

						$(86,997)	$(55,790)	$(142,787)

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (2)

Reference Entity	Counter- party/ Currency	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/28/2015(3)	Notional Amount (4)	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Radioshack Corporation	CBK/USD	5.0000	6/20/2015	5.0000	30	$(5,319)	$(20,530)	$(25,849)
Radioshack Corporation	DUB/USD	5.0000	6/20/2015	5.0000	60	(11,231)	(40,466)	(51,697)
Radioshack Corporation	DUB/USD	5.0000	6/20/2015	5.0000	110	(20,979)	(73,799)	(94,778)
Novo Banco, S.A.	GST/EUR	5.0000	12/20/2015	2.7074	200	—	4,091	4,091
General Motors Co.	BRC/USD	5.0000	3/20/2017	0.8462	260	22,309	276	22,585
Rallye, S.A.	BNP/EUR	1.0000	3/20/2018	1.4620	25	(2,820)	2,560	(260)
Rallye, S.A.	BNP/EUR	1.0000	3/20/2018	1.4620	15	(1,695)	1,539	(156)
General Motors Co.	GLM /USD	5.0000	3/20/2019	1.1317	120	17,895	346	18,241
Safeway, Inc.	BRC/USD	1.0000	3/20/2019	2.3877	375	(10,007)	(7,526)	(17,533)
Sainsbury, PLC	DUB/EUR	1.0000	3/20/2019	1.1398	700	(6,117)	4,761	(1,356)
General Motors Co.	BRC/USD	5.0000	6/20/2019	1.1750	120	16,704	2,236	18,940
Astaldi, SpA	DUB/EUR	1.0000	9/20/2019	4.2443	340	(38,921)	(10,181)	(49,102)
Staples, Inc.	DUB/USD	1.0000	9/20/2019	1.6997	270	(13,391)	5,900	(7,491)
Unisys Corporation	DUB/USD	5.0000	9/20/2019	2.3771	130	11,093	3,831	14,924
United Mexican States	MYC/USD	1.0000	12/20/2019	0.9726	1,100	4,914	(3,531)	1,383
People’s Republic of China	CBK/USD	1.0000	12/20/2019	0.7848	2,900	20,395	8,180	28,575
Diamond Offshore Drilling Inc.	MSC/USD	1.0000	12/20/2019	3.5290	330	(33,780)	3,769	(30,011)
Hewlett-Packard Co.	BRC/USD	1.0000	3/20/2020	0.9237	170	1,223	(251)	972
Hewlett-Packard Co.	BRC/USD	1.0000	3/20/2020	0.9237	100	911	(339)	572
Glencore International AG	BRC/EUR	1.0000	3/20/2020	1.4597	140	(6,193)	2,930	(3,263)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Reference Entity	Counter- party/ Currency	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/28/2015(3)	Notional Amount (4)	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Glencore International AG	BRC/EUR	1.0000	3/20/2020	1.4597	70	$(3,339)	$1,707	$(1,632)
Renault, S.A.	BRC/EUR	1.0000	12/20/2020	0.8361	320	(14,268)	17,685	3,417
Canadian Natural Resources Ltd.	CBK/USD	1.0000	3/20/2022	2.1596	30	(2,547)	974	(1,573)

						$(75,163)	$(95,838)	$(171,001)

Credit Default Swaps on Credit Indices—Buy Protection (1)

Index	Counter- party	Fixed Pay Rate (%)	Expiration Date	Curr	Notional Amounts4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value (5)
Markit ITRX EUR	DUB	1.0000	12/20/2018	EUR	1,400	$(260,824)	$3,423	$(257,401)
Markit ABX	FBF	1.0000	5/25/2046	USD	629	181,965	(56,501)	125,464
Markit ABX	GST	1.0000	5/25/2046	USD	1,259	307,930	(57,002)	250,928
Markit CMBX	BRC	1.0000	12/13/2049	USD	400	117,894	(40,261)	77,633
Markit CMBX	DUB	1.0000	5/11/2063	USD	375	33,730	(37,519)	(3,789)

						$380,695	$(187,860)	$192,835

Credit Default Swaps on Credit Indices—Sell Protection (1)

Index	Counter- party	Fixed Pay Rate (%)	Expiration Date	Curr	Notional Amounts4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value (5)
Markit CDX HY	DEU	5.0000	12/20/2019	USD	297	$17,266	$5,300	$22,566
Markit CDX IG	FOB	1.0000	12/20/2019	USD	7,300	116,869	13,246	130,115
Markit CMBX	GST	0.1000	10/2/2052	USD	167	(542)	419	(123)

						$133,593	$18,965	$152,558

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month NZD-BBR	DUB	4.5450	3/19/2016	NZD	3,017	$—	$(44,093)	$(44,093)
Receive	3-Month NZD-BBR	DUB	4.5450	3/19/2016	NZD	3,017	—	9,753	9,753
Receive	3-Month AUD-BBSW	UAG	3.0000	6/17/2016	AUD	3,894	—	24,275	24,275
Receive	3-Month NZD-BBR	DUB	4.5375	6/22/2016	NZD	2,217	—	10,908	10,908
Receive	3-Month NZD-BBR	DUB	4.4250	6/22/2016	NZD	5,169	—	20,144	20,144
Receive	3-Month NZD-BBR	DUB	4.2400	9/1/2016	NZD	3,748	—	(33,451)	(33,451)
Receive	3-Month AUD-BBSW	JPM	2.8600	11/20/2016	AUD	3,410	—	10,529	10,529
Receive	3-Month AUD-BBSW	GLM	2.8400	11/20/2016	AUD	1,011	—	25,863	25,863
Receive	3-Month AUD-BBSW	GLM	2.8400	11/20/2016	AUD	1,671	—	(80)	(80)
Receive	3-Month SEK-STIBOR	FBF	1.9100	1/24/2017	SEK	2,390	—	2,164	2,164
Receive	3-Month SEK-STIBOR	FBF	1.9100	1/26/2017	SEK	2,380	—	21,443	21,443
Receive	3-Month NZD-BBR	DUB	4.7000	4/13/2017	NZD	2,060	—	(25,171)	(25,171)
Receive	3-Month SEK-STIBOR	BRC	2.9300	9/16/2017	SEK	15,949	—	(104,423)	(104,423)
Receive	1-Month MXN-TIIE	MSC	5.8175	9/22/2017	MXN	15,071	—	28,245	28,245
Receive	1-Month MXN-TIIE	MSC	5.8100	9/22/2017	MXN	5,000	2,067	(63,741)	(61,674)
Receive	1-Month MXN-TIIE	JPM	5.8700	9/25/2017	MXN	25,177	—	(26,318)	(26,318)
Receive	3-Month NZD-BBR	UAG	4.3550	10/9/2017	NZD	1,260	—	5,787	5,787
Receive	3-Month NZD-BBR	UAG	4.3550	10/9/2017	NZD	1,335	—	15,950	15,950
Pay	3-Month KRW-CD	BRC	1.0000	10/17/2017	KRW	1,095,269	—	9,052	9,052

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	3-Month KRW-CD	UAG	1.0000	10/19/2017	KRW	1,042,394	$—	$18,762	$18,762
Receive	1-Month MXN-TIIE	BRC	5.9000	11/6/2017	MXN	7,661	—	40,810	40,810
Pay	3-Month AUD-BBSW	JPM	1.0000	11/20/2017	AUD	3,525	—	31,041	31,041
Pay	3-Month AUD-BBSW	GLM	1.0000	11/20/2017	AUD	1,043	—	(10,460)	(10,460)
Pay	3-Month AUD-BBSW	GLM	1.0000	11/20/2017	AUD	1,704	—	6,093	6,093
Pay	3-Month NZD-BBR	DUB	1.0000	3/19/2018	NZD	1,067	—	(7,084)	(7,084)
Pay	3-Month NZD-BBR	DUB	1.0000	3/19/2018	NZD	1,067	—	13,397	13,397
Pay	3-Month AUD-BBSW	UAG	1.0000	6/17/2018	AUD	3,965	—	(39,192)	(39,192)
Pay	3-Month NZD-BBR	DUB	1.0000	6/22/2018	NZD	890	—	14,591	14,591
Pay	3-Month NZD-BBR	DUB	1.0000	6/22/2018	NZD	2,070	—	3,062	3,062
Pay	3-Month NZD-BBR	DUB	1.0000	9/1/2018	NZD	1,501	—	1,252	1,252
Pay	3-Month CZK-PRIBOR	GLM	1.0000	11/19/2019	CZK	8,742	—	1,998	1,998
Pay	3-Month CZK-PRIBOR	JPM	1.0000	11/20/2019	CZK	9,041	—	(39,958)	(39,958)
Pay	3-Month SEK-STIBOR	BRC	1.0000	9/16/2020	SEK	6,727	—	(37,833)	(37,833)
Receive	3-Month ZAR-JIBAR	BRC	7.3650	3/31/2021	ZAR	474	—	3,278	3,278
Receive	6-Month CHF-LIBOR	GLM	1.1500	9/5/2021	CHF	1,714	—	103,747	103,747
Receive	3-Month ZAR-JIBAR	BRC	9.3100	2/4/2022	ZAR	638	—	(8,093)	(8,093)
Receive	3-Month ZAR-JIBAR	BRC	9.2550	2/4/2022	ZAR	638	—	(5,141)	(5,141)
Receive	1-Month MXN-TIIE	DUB	7.5850	2/17/2022	MXN	3,759	—	(31,509)	(31,509)
Receive	1-Month MXN-TIIE	DUB	7.5500	2/18/2022	MXN	765	—	(31,509)	(31,509)
Receive	1-Month MXN-TIIE	DUB	7.5675	2/21/2022	MXN	1,581	—	(32,338)	(32,338)
Receive	1-Month MXN-TIIE	MYC	7.4650	2/24/2022	MXN	1,379	—	18,713	18,713
Receive	3-Month ZAR-JIBAR	BRC	8.5600	5/29/2023	ZAR	2,847	—	46,551	46,551
Receive	3-Month ZAR-JIBAR	BRC	8.5900	5/30/2023	ZAR	3,324	—	24,009	24,009
Pay	6-Month NOK-NIBOR	GLM	1.0000	9/20/2023	NOK	2,744	—	12,474	12,474
Receive	3-Month SEK-STIBOR	JPM	3.1100	9/20/2023	SEK	3,310	—	27,799	27,799
Pay	6-Month NOK-NIBOR	MYC	1.0000	9/25/2023	NOK	3,182	—	26,434	26,434
Receive	3-Month SEK-STIBOR	BRC	3.6250	9/25/2023	SEK	3,357	30	2,837	2,867
Receive	3-Month CAD-CDOR	DUB	3.8250	10/23/2023	CAD	921	—	(65,997)	(65,997)
Pay	3-Month NZD-BBR	DUB	1.0000	10/25/2023	NZD	1,195	—	(5,595)	(5,595)
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/11/2023	NOK	2,743	—	19,735	19,735
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/13/2023	NOK	8,427	—	2,891	2,891
Pay	6-Month NOK-NIBOR	BRC	1.0000	11/19/2023	NOK	5,822	—	22,515	22,515
Receive	3-Month ZAR-JIBAR	BRC	9.4000	11/19/2023	ZAR	5,643	—	40,879	40,879
Receive	3-Month SEK-STIBOR	FBF	3.1015	11/19/2023	SEK	2,835	—	(33,505)	(33,505)
Receive	3-Month SEK-STIBOR	BNP	3.1150	11/19/2023	SEK	2,873	—	(8,054)	(8,054)
Receive	3-Month ZAR-JIBAR	BRC	9.4300	11/20/2023	ZAR	3,421	—	343	343
Receive	1-Month MXN-TIIE	DUB	8.7470	11/22/2023	MXN	5,103	—	(50,292)	(50,292)
Receive	1-Month MXN-TIIE	DUB	8.7531	11/23/2023	MXN	7,355	—	(26,545)	(26,545)
Receive	1-Month MXN-TIIE	DUB	8.4600	11/28/2023	MXN	4,707	—	(51,255)	(51,255)
Receive	1-Month MXN-TIIE	DUB	8.5980	11/29/2023	MXN	596	—	(52,098)	(52,098)
Receive	1-Month MXN-TIIE	DUB	8.6000	12/1/2023	MXN	421	—	(26,373)	(26,373)
Receive	3-Month CAD-CDOR	GLM	4.0695	1/10/2024	CAD	477	—	(41,171)	(41,171)
Receive	3-Month CAD-CDOR	GST	3.8450	4/2/2024	CAD	768	—	20,692	20,692
Receive	3-Month CAD-CDOR	DEU	3.8300	4/3/2024	CAD	430	—	21,771	21,771
Receive	3-Month CAD-CDOR	DEU	3.8300	4/3/2024	CAD	430	—	43,006	43,006
Pay	3-Month NZD-BBR	BNP	1.0000	4/4/2024	NZD	971	—	(15,352)	(15,352)
Pay	3-Month NZD-BBR	DEU	1.0000	4/8/2024	NZD	623	—	(24,454)	(24,454)
Pay	3-Month NZD-BBR	DEU	1.0000	4/8/2024	NZD	623	—	(22,412)	(22,412)
Receive	3-Month CAD-CDOR	DEU	3.7050	4/29/2024	CAD	936	—	3,170	3,170
Receive	3-Month CAD-CDOR	GST	3.7100	4/29/2024	CAD	459	—	(105,128)	(105,128)
Receive	3-Month CAD-CDOR	HUB	3.6775	4/30/2024	CAD	391	—	1,673	1,673

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	3-Month NZD-BBR	DUB	1.0000	5/1/2024	NZD	1,155	$—	$(16,269)	$(16,269)
Pay	3-Month NZD-BBR	GST	1.0000	5/1/2024	NZD	580	—	29,849	29,849
Pay	3-Month NZD-BBR	BNP	1.0000	5/2/2024	NZD	575	—	22,120	22,120
Receive	3-Month CAD-CDOR	GST	3.4840	5/16/2024	CAD	448	—	26,304	26,304
Pay	3-Month NZD-BBR	JPM	1.0000	5/20/2024	NZD	572	—	(22,164)	(22,164)
Pay	6-Month NOK-NIBOR	BRC	1.0000	6/10/2024	NOK	4,802	—	32,859	32,859
Pay	6-Month NOK-NIBOR	JPM	1.0000	6/10/2024	NOK	5,008	—	33,826	33,826
Receive	3-Month SEK-STIBOR	GLM	3.0225	6/10/2024	SEK	5,376	—	9,735	9,735
Receive	3-Month SEK-STIBOR	FBF	3.0362	6/10/2024	SEK	5,276	—	6,039	6,039
Pay	6-Month CHF-LIBOR	GLM	1.0000	9/6/2024	CHF	1,184	—	19,530	19,530
Receive	3-Month CAD-CDOR	GLM	3.2850	9/26/2024	CAD	567	—	(3,861)	(3,861)
Receive	3-Month CAD-CDOR	FBF	3.2930	9/26/2024	CAD	564	—	42,618	42,618
Receive	3-Month CAD-CDOR	JPM	3.2100	10/7/2024	CAD	994	—	10,587	10,587
Receive	3-Month ZAR-JIBAR	DUB	8.5600	11/21/2024	ZAR	5,880	—	(77)	(77)
Receive	3-Month CAD-CDOR	FBF	2.4900	1/27/2025	CAD	979	—	4,855	4,855
Pay	3-Month NZD-BBR	UAG	1.0000	1/29/2025	NZD	1,236	—	59,435	59,435
Pay	1-Month MXN-TIIE	MSC	1.0000	3/5/2025	MXN	1,815	—	6,402	6,402
Pay	3-Month NZD-BBR	DUB	1.0000	4/13/2025	NZD	562	—	14,195	14,195
Pay	1-Month MXN-TIIE	GLM	1.0000	9/18/2025	MXN	1,888	—	46,022	46,022
Pay	1-Month MXN-TIIE	DUB	1.0000	9/18/2025	MXN	1,271	—	25,488	25,488
Pay	1-Month MXN-TIIE	GLM	1.0000	9/19/2025	MXN	1,826	—	(6,404)	(6,404)
Pay	3-Month NZD-BBR	UAG	1.0000	10/9/2025	NZD	302	—	25,489	25,489
Pay	3-Month NZD-BBR	UAG	1.0000	10/9/2025	NZD	320	—	32,863	32,863
Receive	1-Month MXN-TIIE	DUB	9.8100	9/20/2028	MXN	1,095	—	21,771	21,771
Receive	3-Month ZAR-JIBAR	BRC	10.6500	11/25/2028	ZAR	9,624	—	18,778	18,778
Receive	3-Month ZAR-JIBAR	BRC	10.8500	1/23/2029	ZAR	7,799	—	(26,142)	(26,142)
Receive	3-Month ZAR-JIBAR	DUB	10.9100	1/24/2029	ZAR	2,652	—	(21,679)	(21,679)
Receive	3-Month ZAR-JIBAR	HUB	9.9000	3/11/2029	ZAR	8,386	—	(813)	(813)
Receive	3-Month ZAR-JIBAR	BRC	9.3100	1/8/2030	ZAR	7,075	—	(20,876)	(20,876)
Pay	3-Month ZAR-JIBAR	BRC	1.0000	11/14/2033	ZAR	2,663	—	4,831	4,831
Pay	3-Month ZAR-JIBAR	DUB	1.0000	11/15/2033	ZAR	1,277	—	5,912	5,912
Receive	6-Month CHF-LIBOR	BRC	2.3300	6/2/2034	CHF	375	—	(7,126)	(7,126)
Pay	6-Month JPY-LIBOR	BRC	0.1786	7/4/2043	JPY	8,910	—	49,330	49,330
Receive	6-Month CHF-LIBOR	FBF	2.0400	8/7/2044	CHF	163	—	7,557	7,557
Receive	6-Month GBP-LIBOR	MYC	3.5500	11/15/2044	GBP	20	—	3,761	3,761

							$2,097	$123,756	$125,853

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
-(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Interest Rate Swaps—Inflation—Linked

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	EUR-EXT-CPI	UAG	1.0000	3/21/2017	EUR	475	$—	$(12,452)	$(12,452)
Pay	EUR-EXT-CPI	BNP	1.0000	3/21/2017	EUR	2,351	—	(61,696)	(61,696)
Pay	EUR-EXT-CPI	DUB	1.0000	3/25/2017	EUR	764	—	(20,312)	(20,312)
Pay	EUR-EXT-CPI	UAG	1.0000	3/21/2018	EUR	712	—	(23,162)	(23,162)
Receive	USA-CPI-U	BRC	2.3200	8/7/2018	USD	677	—	6,649	6,649
Receive	USA-CPI-U	BRC	2.3200	8/7/2018	USD	677	—	6,649	6,649
Receive	USA-CPI-U	BRC	2.7150	3/21/2019	USD	287	—	17,346	17,346
Receive	USA-CPI-U	BRC	1.8350	11/28/2019	USD	698	—	8,945	8,945
Pay	EUR-EXT-CPI	GLM	1.0000	1/26/2020	EUR	1,400	(3,009)	1,752	(1,257)
Pay	EUR-EXT-CPI	JPM	1.0000	1/27/2020	EUR	349	—	(1,224)	(1,224)
Pay	EUR-EXT-CPI	BOA	1.0000	1/29/2020	EUR	900	(688)	1,447	759
Pay	EUR-EXT-CPI	CBK	1.0000	1/30/2020	EUR	400	—	(11)	(11)
Pay	EUR-EXT-CPI	MYC	1.0000	1/30/2020	EUR	100	—	345	345
Pay	EUR-EXT-CPI	GLM	1.0000	1/30/2020	EUR	1,000	(73)	3,813	3,740
Receive	USA-CPI-U	BRC	1.7025	2/5/2020	USD	309	—	(544)	(544)
Receive	USA-CPI-U	HUB	1.7100	2/5/2020	USD	320	—	(445)	(445)
Pay	USA-CPI-U	BRC	1.0000	8/7/2021	USD	741	—	(12,040)	(12,040)
Pay	USA-CPI-U	BRC	1.0000	8/7/2021	USD	741	—	(11,760)	(11,760)
Pay	USA-CPI-U	MSC	1.0000	11/26/2024	USD	1,101	—	(11,509)	(11,509)
Receive	UK-RPI	CBK	2.9450	1/12/2025	GBP	10	—	56	56
Pay	USA-CPI-U	BNP	1.0000	1/27/2025	USD	807	—	5,743	5,743
Receive	EUR-EXT-CPI	JPM	1.2365	1/27/2025	EUR	349	—	2,970	2,970
Pay	USA-CPI-U	BNP	1.0000	1/29/2025	USD	804	—	5,908	5,908
Pay	USA-CPI-U	BRC	1.0000	2/2/2025	USD	399	—	3,113	3,113
Pay	USA-CPI-U	BRC	1.0000	2/2/2025	USD	185	—	1,441	1,441
Pay	USA-CPI-U	FOB	1.0000	2/4/2025	USD	812	—	5,896	5,896
Pay	USA-CPI-U	BNP	1.0000	2/4/2025	USD	347	—	2,594	2,594
Pay	USA-CPI-U	DUB	1.0000	1/22/2026	USD	185	—	2,524	2,524
Receive	UK-RPI	GSC	3.1400	1/14/2030	GBP	300	—	409	409
Receive	UK-RPI	FBF	3.5500	11/15/2044	GBP	20	23	2,844	2,867
Receive	UK-RPI	FBF	3.4500	12/15/2044	GBP	30	(106)	2,282	2,176

							$(3,853)	$(72,429)	$(76,282)

Interest Rate Swaps—Overnight Indexed Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	1-Year BRL-CDI	HUB	12.2775	1/4/2016	BRL	3,738	$—	$(4,436)	$(4,436)
Receive	1-Year BRL-CDI	HUB	12.2100	1/4/2016	BRL	1,828	—	(2,551)	(2,551)
Receive	1-Year BRL-CDI	HUB	12.1600	1/4/2016	BRL	2,669	—	(4,130)	(4,130)
Receive	1-Year BRL-CDI	UAG	12.1900	1/4/2016	BRL	2,669	—	(3,866)	(3,866)
Receive	1-Year BRL-CDI	GLM	12.0000	1/4/2016	BRL	1,815	—	(3,222)	(3,222)
Receive	1-Year BRL-CDI	UAG	11.9650	1/4/2016	BRL	3,630	—	(6,897)	(6,897)
Receive	1-Year BRL-CDI	UAG	11.9800	1/4/2016	BRL	182	—	(333)	(333)
Receive	1-Year BRL-CDI	UAG	11.9650	1/4/2016	BRL	3,594	—	(6,781)	(6,781)
Receive	1-Year BRL-CDI	UAG	11.9250	1/4/2016	BRL	1,815	—	(3,686)	(3,686)
Receive	1-Year BRL-CDI	GLM	11.7900	1/4/2016	BRL	1,778	—	(4,473)	(4,473)
Receive	1-Year BRL-CDI	GLM	11.8200	1/4/2016	BRL	1,815	—	(4,372)	(4,372)
Receive	1-Year BRL-CDI	BRC	11.7700	1/4/2016	BRL	1,799	—	(4,657)	(4,657)
Receive	1-Year BRL-CDI	HUB	11.7150	1/4/2016	BRL	1,726	—	(4,792)	(4,792)
Receive	1-Year BRL-CDI	HUB	11.7400	1/4/2016	BRL	1,667	—	(4,427)	(4,427)
Receive	1-Year BRL-CDI	HUB	11.7450	1/4/2016	BRL	1,697	—	(4,493)	(4,493)
Receive	1-Year BRL-CDI	JPM	11.7200	1/4/2016	BRL	1,667	—	(4,549)	(4,549)
Receive	1-Year BRL-CDI	BRC	11.6750	1/4/2016	BRL	1,667	—	(4,806)	(4,806)
Receive	1-Year BRL-CDI	HUB	11.6800	1/4/2016	BRL	1,653	—	(4,736)	(4,736)
Receive	1-Year BRL-CDI	HUB	11.6800	1/4/2016	BRL	1,660	—	(4,738)	(4,738)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	1-Year BRL-CDI	GLM	11.6800	1/4/2016	BRL	2,507	$—	$(7,157)	$(7,157)
Receive	1-Year BRL-CDI	JPM	11.6800	1/4/2016	BRL	2,486	—	(7,096)	(7,096)
Receive	1-Year BRL-CDI	GLM	12.0500	1/2/2017	BRL	1,065	—	(2,781)	(2,781)
Receive	1-Year BRL-CDI	JPM	13.1800	1/2/2017	BRL	1,437	—	3,104	3,104
Receive	1-Year BRL-CDI	GLM	12.7400	1/2/2017	BRL	1,372	—	246	246
Receive	1-Year BRL-CDI	DUB	12.1800	1/2/2018	BRL	1,000	(1,389)	(8)	(1,397)
Receive	1-Year BRL-CDI	BOA	12.3600	1/2/2018	BRL	1,900	3,474	(3,023)	451
Receive	1-Year BRL-CDI	FBF	12.3600	1/2/2018	BRL	600	3,794	(3,652)	142
Receive	1-Year BRL-CDI	GLM	12.1800	1/2/2018	BRL	1,000	17	(1,556)	(1,539)
Receive	1-Year BRL-CDI	DEU	12.3600	1/2/2018	BRL	1,300	2,074	(1,766)	308
Receive	1-Year BRL-CDI	DUB	12.0550	1/4/2021	BRL	16,000	24,543	127	24,670

							$32,513	$(105,507)	$(72,994)

Purchased options outstanding on February 28, 2015:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call—OTC 10-Year IRS	BOA	3M USD-LIBOR	Pay	1.12	12/1/2015	$17,200	$42,673	$13,154	$29,519
Call—OTC 10-Year IRS	BOA	3M USD-LIBOR	Pay	1.14	12/1/2015	3,200	8,400	6,598	1,802
Call—OTC 3-Year IRS	MYC	3M USD-LIBOR	Pay	1.1125	12/16/2015	9,500	23,104	25,127	(2,023)
Call—OTC 3-Year IRS	MYC	3M USD-LIBOR	Pay	1.045	1/6/2016	7,500	14,918	17,695	(2,777)
Put—OTC 3-Year IRS	BOA	3M USD-LIBOR	Pay	2.72	1/6/2016	200	524	400	124
Put—OTC 3-Year IRS	MYC	3M USD-LIBOR	Pay	2.7	1/6/2016	11,100	29,815	23,310	6,505
Put—OTC 5-Year IRS	MYC	3M USD-LIBOR	Pay	2.7	2/18/2016	11,100	30,758	23,310	7,448
Put—OTC 30-Year IRS	BOA	3M USD-LIBOR	Pay	4.21	4/25/2016	1,800	7,700	72,000	(64,300)
Put—OTC 30-Year IRS	MYC	3M USD-LIBOR	Pay	3.55	10/27/2017	1,400	61,565	99,985	(38,420)
Put—OTC 10-Year IRS	DUB	3M USD-LIBOR	Pay	3.46	11/27/2017	300	14,908	23,000	(8,092)
Put—OTC 2-Year IRS	DUB	3M USD-LIBOR	Pay	3.55	11/27/2017	500	22,589	36,500	(13,911)
Put—OTC 30-Year IRS	DUB	3M USD-LIBOR	Pay	3.525	11/27/2017	400	18,558	34,667	(16,109)

							$275,512	$375,746	$(100,234)

European Interest Rate Swaptions
Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call—IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.0800	4/1/2015	691	$—	$21,924	$(21,924)
Call—IRS EUR	JPM	6M EUR-EURIBOR	Pay	2.0780	4/2/2015	696	—	22,982	(22,982)
Call—IRS EUR	GLM	6M EUR-EURIBOR	Pay	1.2500	4/23/2015	1,716	7,000	13,899	(6,899)
Call—IRS EUR	GLM	6M EUR-EURIBOR	Pay	0.9000	5/21/2015	3,232	897	14,894	(13,997)
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.1000	6/15/2015	1,752	75	19,018	(18,943)
Call—IRS EUR	MSC	6M EUR-EURIBOR	Pay	0.8250	7/15/2015	3,880	6,146	12,027	(5,881)
Call—IRS EUR	FBF	6M EUR-EURIBOR	Pay	1.3500	8/18/2015	7,035	63,829	72,734	(8,905)
Call—IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.2500	8/20/2015	684	1,058	9,990	(8,932)
Call—IRS EUR	BNP	6M EUR-EURIBOR	Pay	0.7750	8/26/2015	4,052	13,087	11,814	1,273
Put—IRS USD	GLM	3M USD-LIBOR	Receive	2.4000	10/1/2015	2,178	64,492	27,225	37,267
Put—IRS USD	GLM	3M USD-LIBOR	Receive	2.6000	10/1/2015	726	43,438	9,801	33,637
Call—IRS GBP	GLM	6M GBP-LIBOR	Pay	1.6000	10/12/2015	1,029	8,862	8,122	740
Call—IRS GBP	MSC	6M GBP-LIBOR	Pay	2.9000	11/5/2015	850	5,261	19,883	(14,622)
Call—IRS USD	GLM	3M USD-LIBOR	Pay	3.1000	11/5/2015	1,436	7,759	27,643	(19,884)
Call—IRS EUR	DUB	6M EUR-EURIBOR	Pay	1.7200	11/9/2015	1,332	3,340	11,240	(7,900)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.2600	1/19/2016	423	801	28,209	(27,408)
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.5000	2/15/2016	676	15,402	14,558	844
Put—IRS GBP	FBF	6M GBP-LIBOR	Pay	2.4300	2/18/2016	3,662	7,356	66,642	(59,286)
Call—IRS GBP	UAG	6M GBP-LIBOR	Pay	2.0000	2/24/2016	1,715	32,544	31,802	742

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call—IRS USD	BNP	3M USD-LIBOR	Pay	2.2500	2/25/2016	2,702	$36,694	$34,715	$1,979
Call—IRS EUR	HUB	6M EUR-EURIBOR	Pay	2.3000	4/15/2016	1,917	5,045	88,114	(83,069)
Put—IRS GBP	MSC	6M GBP-LIBOR	Receive	2.0000	6/2/2016	3,408	65,975	30,837	35,138
Call—IRS GBP	MSC	6M GBP-LIBOR	Pay	3.5500	6/24/2016	707	4,367	31,774	(27,407)
Call—IRS GBP	GLM	6M GBP-LIBOR	Pay	2.3600	8/15/2016	3,741	20,496	54,444	(33,948)
Put—IRS GBP	GLM	6M GBP-LIBOR	Pay	3.6300	11/21/2016	2,639	24,471	199,943	(175,472)
Put—IRS GBP	DUB	6M GBP-LIBOR	Pay	4.2500	1/23/2017	1,503	7,477	65,716	(58,239)
Call—IRS USD	DUB	3M USD-LIBOR	Pay	2.7500	2/13/2017	2,026	32,967	31,707	1,260
Call—IRS USD	DEU	3M USD-LIBOR	Pay	4.3000	3/27/2017	346	4,135	21,767	(17,632)
Call—IRS GBP	JPM	6M GBP-LIBOR	Pay	3.6500	6/16/2017	1,051	15,345	62,303	(46,958)
Call—IRS GBP	MSC	6M GBP-LIBOR	Pay	3.6500	6/16/2017	701	10,235	41,198	(30,963)
Put—IRS GBP	GLM	6M GBP-LIBOR	Receive	3.0000	10/30/2017	667	203,987	97,252	106,735
Put—IRS GBP	JPM	6M GBP-LIBOR	Receive	3.0000	10/30/2017	664	202,917	97,379	105,538
Put—IRS GBP	MSC	6M GBP-LIBOR	Receive	3.0000	10/30/2017	1,282	392,194	186,980	205,214
Call—IRS GBP	MSC	6M GBP-LIBOR	Pay	2.1500	11/4/2017	3,527	54,430	77,171	(22,741)
Call—IRS JPY	DUB	6M JPY-LIBOR	Pay	1.0200	11/27/2017	109,760	18,782	24,217	(5,435)
Put—IRS EUR	DUB	6M EUR-EURIBOR	Receive	0.7000	2/20/2018	3,377	54,075	50,643	3,432
Call—IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000	4/10/2018	490,429	45,218	35,881	9,337
Call—IRS USD	JPM	3M USD-LIBOR	Pay	4.4500	5/1/2018	1,370	16,561	52,897	(36,336)
Call—IRS USD	BNP	3M USD-LIBOR	Pay	4.4000	5/8/2018	675	8,587	25,541	(16,954)
Put—IRS USD	DUB	3M USD-LIBOR	Pay	4.6000	2/12/2019	1,098	25,276	98,820	(73,544)
Put—IRS JPY	BRC	6M JPY-LIBOR	Pay	1.7000	2/13/2019	122,211	6,362	33,390	(27,028)
Put—INT CAP JPY*	BRC	3M JPY-LIBOR	Receive	1.7000	2/13/2019	124,690	12,208	34,274	(22,066)
Put—IRS USD	DEU	3M USD-LIBOR	Pay	4.6000	3/5/2019	1,440	33,723	118,080	(84,357)
Call—IRS USD	JPM	3M USD-LIBOR	Pay	4.1000	5/9/2019	1,351	30,123	74,953	(44,830)
Call—IRS USD	GLM	3M USD-LIBOR	Pay	4.1000	5/13/2019	1,013	22,652	56,728	(34,076)
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	3.6000	8/7/2019	519	17,602	36,941	(19,339)
Call—INT FLR USD	GLM	3M USD-LIBOR	Receive	1.6250	8/15/2019	21,500	193,443	137,600	55,843
Put—IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/16/2020	452	20,166	79,494	(59,328)
Put—IRS USD	DUB	3M USD-LIBOR	Pay	5.5875	1/7/2021	742	13,373	38,558	(25,185)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/6/2023	583	22,313	44,599	(22,286)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	6/7/2023	399	15,274	30,524	(15,250)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.6000	7/3/2023	419	15,230	27,621	(12,391)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.5000	9/25/2023	701	27,269	59,613	(32,344)
Put—IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.0000	12/18/2023	452	29,397	75,492	(46,095)
Put—IRS JPY	FBF	6M JPY-LIBOR	Receive	2.2020	9/2/2024	94,428	62,319	51,450	10,869
Put—IRS GBP	BRC	6M GBP-LIBOR	Pay	3.8175	9/26/2028	2,803	177,061	279,464	(102,403)
Put—IRS GBP	DUB	6M GBP-LIBOR	Pay	3.7950	9/26/2028	2,103	134,297	208,614	(74,317)
Call—IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.7500	5/30/2034	1,023	60,572	70,862	(10,290)
Put—IRS USD	DUB	3M USD-LIBOR	Pay	5.5875	1/7/2021	741,500	31,576	38,558	(6,982)

							$2,423,965	$3,311,963	$(887,998)

*	Cap Transaction. A transaction in which one party pays a single or periodic fixed amount and the other party pays periodic amounts of the same currency based on the excess, if any, of a specified floating rate (in the case of an interest rate cap) or commodity price (in the case of a commodity cap) in each case that is reset periodically over a specified per annum rate (in the case of an interest rate cap) or commodity price (in the case of a commodity cap).

OTC European Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call—OTC AUD versus USD	DUB	0.8020	3/3/2015	67	$6,455	$1,339	$(5,116)
Call—OTC ECAL USD	DUB	111.5000	3/5/2015	8,000	313	—	(313)
Call—OTC ECAL USD	DUB	111.6250	3/5/2015	10,000	391	—	(391)
Call—OTC USD versus JPY	GLM	119.8000	3/10/2015	39	3,465	15,110	11,645
Call—OTC EUR versus USD / USD versus MXN	UAG	—	3/13/2015	54	6,998	—	(6,998)
Put—OTC NOK versus SEK	DUB	0.9935	3/23/2015	7,279	5,111	27	(5,084)
Put—OTC EUR versus SEK	DUB	9.2385	4/1/2015	32	6,109	—	(6,109)
Call—OTC NZD versus CAD	GLM	0.9210	4/9/2015	1,488	45,819	31,665	(14,154)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call—OTC USD versus ZAR	HUB	11.6500	4/9/2015	1,034	$24,816	$21,799	$(3,017)
Put—OTC EUR versus JPY	MSC	129.2500	4/9/2015	1,182	11,912	4,469	(7,443)
Put—OTC NZD versus CAD	GLM	0.9210	4/9/2015	1,488	41,096	5,213	(35,883)
Put—OTC USD versus ZAR	HUB	11.6500	4/9/2015	1,034	19,522	12,801	(6,721)
Call—OTC GBP versus NOK	UAG	10.6330	4/21/2015	1,026	38,133	162,153	124,020
Put—OTC GBP versus NOK	UAG	10.6330	4/21/2015	1,026	35,322	108	(35,214)
Call—OTC EUR versus USD	BRC	1.4945	4/22/2015	3,228	22,045	—	(22,045)
Call—OTC GBP versus JPY	JPM	183.9000	4/27/2015	1,034	23,833	26,900	3,067
Put—OTC GBP versus JPY	JPM	183.9000	4/27/2015	1,034	22,875	20,618	(2,257)
Call—OTC NZD versus USD	UAG	0.7500	4/28/2015	1,207	22,169	22,169	—
Put—OTC USD versus NZD	BNP	0.7500	4/28/2015	1,207	20,963	—	(20,963)
Call—OTC EUR versus GBP	UAG	0.7410	4/30/2015	56	8,857	8,836	(21)
Call—OTC EUR versus GBP	MSC	0.7407	4/30/2015	38	4,206	4,196	(10)
Call—OTC EUR versus USD	BRC	0.0000	5/7/2015	19	2,100	4,641	2,541
Put—OTC USD versus BRL	MSC	2.7000	5/14/2015	54	10,017	6,872	(3,145)
Put—OTC USD versus BRL	MSC	2.7000	5/15/2015	54	10,090	6,872	(3,218)
Put—OTC USD versus MXN	MSC	13.6000	5/28/2015	847	10,903	380	(10,523)
Put—OTC USD versus EUR	JPM	13.8000	5/29/2015	690	10,695	591	(10,104)
Put—OTC USD versus MXN	MSC	14.0000	6/4/2015	471	7,490	838	(6,652)
Put—OTC GBP versus NZD	BRC	2.0000	6/5/2015	730	19,337	12,562	(6,775)
Put—OTC GBP versus NZD	MSC	2.0000	6/5/2015	730	18,541	12,562	(5,979)
Put—OTC USD versus MXN	DUB	14.4000	6/11/2015	645	14,353	3,895	(10,458)
Put—OTC USD versus MXN	MSC	14.3000	6/12/2015	41	6,355	4,907	(1,448)
Put—OTC AUD versus USD	BRC	0.9000	6/29/2015	1,435	31,434	178,034	146,600
Put—OTC AUD versus USD	GLM	0.9000	6/29/2015	1,435	30,921	178,034	147,113
Put—OTC AUD versus USD	JPM	0.8600	6/29/2015	1,435	29,741	121,514	91,773
Put—OTC AUD versus USD	UAG	0.8600	6/29/2015	1,435	27,090	121,514	94,424
Call—OTC USD versus ZAR	DUB	11.7500	7/7/2015	652	2,177	2,422	245
Call—OTC EUR versus USD / USD versus JPY	DUB	0.0100	7/9/2015	61	3,965	221	(3,744)
Call—OTC EUR versus USD / USD versus JPY	JPM	0.0100	7/9/2015	61	4,331	239	(4,092)
Put—OTC USD versus CLP	HUB	605.0000	7/29/2015	690	6,860	7,593	733
Call—OTC EUR versus SEK	DUB	0.0000	8/6/2015	32	4,157	801	(3,356)
Call—OTC USD versus ZAR	GLM	11.8500	8/6/2015	652	2,400	2,661	261
Call—OTC NOK versus SEK	BRC	1.1000	10/16/2015	8,534	25,872	19,360	(6,512)
Put—OTC USD versus JPY	BRC	117.0500	11/10/2015	74	8,702	7,362	(1,340)
Call—OTC USD versus JPY	DUB	120.1500	11/16/2015	51	4,576	5,943	1,367
Call—OTC USD versus JPY	BRC	121.0000	12/4/2015	70	6,081	9,833	3,752
Put—OTC EUR versus NOK	BRC	8.7200	12/14/2015	1,288	25,954	50,785	24,831
Put—OTC EUR versus NOK	UAG	8.7200	12/18/2015	441	12,617	17,456	4,839
Put—OTC EUR versus NOK	DUB	8.7200	12/18/2015	315	8,781	12,469	3,688
Call—OTC USD versus CNH	FBF	6.4000	2/2/2016	417	11,491	10,890	(601)
Call—OTC USD versus CNH	FBF	7.4000	2/2/2016	417	2,612	2,288	(324)
Call—OTC USD versus CNH	BRC	6.5000	2/2/2016	417	9,105	8,475	(630)
Call—OTC USD versus CNH	BRC	7.5000	2/2/2016	417	2,466	2,081	(385)
Call—OTC USD versus ZAR	GLM	12.0000	2/8/2016	652	4,127	1,382	(2,745)
Put—OTC EUR versus USD	GLM	1.4250	4/17/2019	714	71,888	164,758	92,870

					$817,639	$1,317,638	$499,999

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call—5-Yr U.S. Treasury Future Option	120.000	3/27/2015	48	$16,500	$11,625	$(4,875)
Call—Euro Bund April Future Option	158.000	3/27/2015	17	6,943	7,419	476
Put—5-Yr U.S. Treasury Future Option	118.500	3/27/2015	44	15,985	10,313	(5,672)
Put—5-Yr U.S. Treasury Future Option	119.000	3/27/2015	27	20,039	10,758	(9,281)
Call—10-Yr U.S. Treasury Future Option	134.500	5/22/2015	60	21,562	6,562	(15,000)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put—3-Mo Euribor Interest Rate Future Option	98.875	6/15/2015	60	$41,964	$—	$(41,964)
Call—Eurodollar September Future Option	99.625	9/14/2015	52	3,250	3,900	650
Put—Eurodollar September Future Option	99.250	9/14/2015	40	33,000	4,000	(29,000)
Put—3-Mo Euribor Interest Rate Future Option	99.625	3/14/2016	160	71,620	14,548	(57,072)
Put—3-Mo Euribor Interest Rate Future Option	99.750	6/13/2016	170	30,914	26,158	(4,756)

				$261,777	$95,283	$(166,494)

European Style Credit Default Swaptions

Description	Counterparty	Exercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call—CDS USD CDX.IG	BOA	0.7000	3/18/2015	$700	$2,722	$1,610	$1,112
Put—CDS USD CDX.IG	BOA	1.7000	4/15/2015	7,300	41	730	(689)

					$2,763	$2,340	$423

Written options outstanding on February 28, 2015:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay Floating Rate	Ex-ercise Rate (%)	Expiration Date	Notional Amount	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call—OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.1500	12/1/2015	(700)	$(14,318)	$(7,607)	$(6,711)
Call—OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.3000	12/1/2015	(3,600)	(96,552)	(14,580)	(81,972)
Call—OTC 10-Year IRS	MYC	3-Month USD-LIBOR	Receive	2.0000	12/16/2015	(2,100)	(32,808)	(25,550)	(7,258)
Call—OTC 10-Year IRS	MYC	3-Month USD-LIBOR	Receive	1.7500	1/6/2016	(1,600)	(15,210)	(18,040)	2,830
Put—OTC 2-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.5000	1/15/2016	(200)	(576)	(400)	(176)
Put—OTC 2-Year IRS	MYC	3-Month USD-LIBOR	Receive	2.5000	1/15/2016	(11,100)	(31,990)	(23,310)	(8,680)
Put—OTC 10-Year IRS	MYC	3-Month USD-LIBOR	Receive	2.4950	1/29/2016	(11,100)	(33,222)	(23,310)	(9,912)
Put—OTC 5-Year IRS	CBK	3-Month USD-LIBOR	Receive	5.2000	7/29/2016	(1,500)	(623)	(18,373)	17,750
Put—OTC 5-Year IRS	MYC	3-Month USD-LIBOR	Receive	3.5500	10/27/2017	(5,900)	(66,428)	(101,293)	34,865
Put—OTC 5-Year IRS	DUB	3-Month USD-LIBOR	Receive	3.5500	11/27/2017	(2,100)	(24,530)	(36,500)	11,970
Put—OTC 5-Year IRS	DUB	3-Month USD-LIBOR	Receive	3.4600	11/27/2017	(1,300)	(16,394)	(23,730)	7,336
Put—OTC 5-Year IRS	DUB	3-Month USD-LIBOR	Receive	3.5250	11/27/2017	(1,700)	(20,286)	(35,079)	14,793

							$(352,937)	$(327,772)	$(25,165)

OTC European Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call—OTC EUR versus AUD	BOA	1.530	3/4/2015	(600)	$(4,302)	$—	$4,302
Put—OTC EUR versus AUD	BOA	1.448	3/4/2015	(600)	(4,302)	(7,957)	(3,655)
Call—OTC USD versus MXN	BOA	13.900	3/5/2015	(475)	(4,702)	(32,888)	(28,186)
Call—OTC USD versus JPY	GLM	119.800	3/10/2015	(13)	(3,870)	(5,102)	(1,232)
Put—OTC NOK versus SEK	UAG	0.994	3/23/2015	(7,279)	(9,094)	(27)	9,067
Put—OTC EUR versus SEK	BNP	9.239	4/1/2015	(24)	(7,710)	(7,692)	18

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call—OTC GBP versus NOK	JPM	11.556	4/9/2015	(690)	$(23,441)	$(30,303)	$(6,862)
Call—OTC NZD versus CAD	JPM	0.921	4/9/2015	(1,488)	(3,329)	(31,665)	(28,336)
Put—OTC EUR versus GBP	JPM	0.720	4/9/2015	(1,351)	(9,057)	(10,551)	(1,494)
Put—OTC GBP versus NOK	JPM	11.556	4/9/2015	(690)	(23,440)	(4,476)	18,964
Put—OTC NZD versus CAD	JPM	0.921	4/9/2015	(1,488)	(93,252)	(5,213)	88,039
Call—OTC EUR versus JPY	BOA	142.900	4/14/2015	(300)	(2,938)	(123)	2,815
Put—OTC EUR versus JPY	BOA	135.000	4/14/2015	(300)	(4,332)	(5,805)	(1,473)
Call—OTC EUR versus NOK	UAG	8.419	4/21/2015	(1,299)	(31,365)	(37,442)	(6,077)
Put—OTC EUR versus NOK	UAG	8.419	4/21/2015	(1,299)	(29,670)	(7,453)	22,217
Call—OTC EUR versus USD	BRC	1.450	4/22/2015	(1,614)	(22,045)	—	22,045
Call—OTC USD versus CAD	UAG	1.244	4/24/2015	(1,379)	(19,944)	(24,392)	(4,448)
Put—OTC USD versus CAD	UAG	1.244	4/24/2015	(1,379)	(19,944)	(15,168)	4,776
Call—OTC EUR versus GBP	BNP	0.735	4/28/2015	(1,379)	(19,343)	(11,426)	7,917
Put—OTC EUR versus GBP	BNP	0.735	4/28/2015	(1,379)	(20,329)	(20,030)	299
Call—OTC EUR versus CAD	BOA	1.485	5/22/2015	(284)	(2,360)	(934)	1,426
Put—OTC EUR versus CAD	BOA	1.380	5/22/2015	(284)	(2,360)	(3,575)	(1,215)
Put—OTC USD versus EUR	JPM	0.781	5/28/2015	(847)	(10,776)	(27)	10,749
Call—OTC USD versus BRL	GLM	2.650	5/29/2015	(1,551)	(47,305)	(152,970)	(105,665)
Put—OTC USD versus EUR	HUB	0.786	5/29/2015	(690)	(9,574)	(31)	9,543
Put—OTC USD versus PLN	HUB	3.295	6/4/2015	(471)	(7,669)	(158)	7,511
Call—OTC GBP versus NZD	BRC	2.152	6/5/2015	(730)	(13,593)	(9,911)	3,682
Call—OTC GBP versus NZD	MSC	2.152	6/5/2015	(730)	(13,832)	(9,911)	3,921
Put—OTC GBP versus NZD	MSC	1.910	6/5/2015	(730)	(6,142)	(3,234)	2,908
Put—OTC GBP versus NZD	BRC	1.910	6/5/2015	(730)	(5,745)	(3,235)	2,510
Put—OTC USD versus GBP	BRC	0.637	6/10/2015	(645)	(13,561)	(6,997)	6,564
Put—OTC AUD versus USD	BRC	0.860	6/29/2015	(1,435)	(17,176)	(121,514)	(104,338)
Put—OTC AUD versus USD	GLM	0.860	6/29/2015	(1,435)	(16,730)	(121,514)	(104,784)
Put—OTC AUD versus USD	UAG	0.900	6/29/2015	(1,435)	(49,704)	(178,034)	(128,330)
Put—OTC AUD versus USD	JPM	0.900	6/29/2015	(1,435)	(53,686)	(178,034)	(124,348)
Put—OTC USD versus CLP	GLM	580.000	7/29/2015	(690)	(2,020)	(2,158)	(138)
Call—OTC NOK versus SEK	BRC	1.140	10/16/2015	(8,534)	(12,353)	(8,562)	3,791
Put—OTC NOK versus SEK	BRC	1.036	10/16/2015	(8,534)	(13,519)	(11,093)	2,426
Call—OTC EUR versus NOK	GLM	10.000	12/14/2015	(1,288)	(18,876)	(5,788)	13,088
Put—OTC EUR versus NOK	BRC	8.250	12/14/2015	(1,288)	(8,731)	(16,611)	(7,880)
Call—OTC EUR versus NOK	BRC	10.000	12/18/2015	(438)	(10,326)	(2,015)	8,311
Put—OTC EUR versus NOK	DUB	8.250	12/18/2015	(315)	(3,172)	(4,110)	(938)
Put—OTC EUR versus NOK	UAG	8.250	12/18/2015	(441)	(4,008)	(5,754)	(1,746)
Call—OTC EUR versus NOK	BRC	10.000	12/21/2015	(315)	(7,030)	(1,475)	5,555
Call—OTC USD versus CNH	FBF	6.900	2/2/2016	(833)	(8,959)	(8,236)	723
Call—OTC USD versus CNH	BRC	7.000	2/2/2016	(833)	(8,380)	(7,182)	1,198
Put—OTC EUR versus USD	GLM	1.200	4/17/2019	(714)	(24,053)	(60,653)	(36,600)
Call—OTC EUR versus USD	GLM	1.565	4/19/2019	(714)	(47,835)	(6,373)	41,462

					$(795,884)	$(1,187,802)	$(391,918)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put—5-Yr U.S. Treasury Future Option	118.2500	3/27/2015	48	$(14,250)	$(8,250)	$6,000
Put—5-Yr U.S. Treasury Future Option	118.0000	3/27/2015	54	(18,563)	(6,750)	11,813
Put—5-Yr U.S. Treasury Future Option	117.5000	3/27/2015	88	(11,938)	(6,188)	5,750
Put—Euro Bund March Future Option	156.0000	3/27/2015	17	(8,370)	(5,707)	2,663
Call—10-Yr U.S. Treasury Future Option	129.0000	5/22/2015	17	(14,436)	(16,203)	(1,767)
Call—10-Yr U.S. Treasury Future Option	135.5000	5/22/2015	60	(15,001)	(4,688)	10,313
Put—10-Yr U.S. Treasury Future Option	125.0000	5/22/2015	17	(9,895)	(7,703)	2,192
Put—3-Mo Euribor Interest Rate Future Option	98.6250	6/15/2015	60	(32,732)	—	32,732
Call—Eurodollar September Future Option	99.6250	9/14/2015	52	(9,650)	(3,900)	5,750
Put—Eurodollar September Future Option	99.0000	9/14/2015	40	(25,000)	(1,250)	23,750
Put—3-Mo Euribor Interest Rate Future Option	99.3750	3/14/2016	160	(47,000)	(8,952)	38,048
Put—3-Mo Euribor Interest Rate Future Option	99.6250	6/13/2016	170	(21,402)	(20,213)	1,189

				$(228,237)	$(89,804)	$138,433

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

European Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exer- cise Rate (%)	Expiration Date	Notional Amount(4)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.000	3/23/2015	(329)	$(25,356)	$(9,682)	$(15,674)
Put—IRS EUR	DUB	6M EUR-EURIBOR	Receive	2.300	3/30/2015	(1,667)	(114,127)	(10,145)	(103,982)
Call—IRS EUR	DUB	6M EUR-EURIBOR	Pay	0.750	4/1/2015	(4,666)	(1)	(21,930)	21,929
Call—IRS EUR	JPM	6M EUR-EURIBOR	Pay	0.750	4/2/2015	(4,696)	(1)	(22,989)	22,988
Call—IRS GBP	UAG	6M GBP-LIBOR	Pay	2.050	4/22/2015	(170)	(13,238)	(7,543)	(5,695)
Call—IRS EUR	GLM	6M EUR-EURIBOR	Pay	1.750	4/23/2015	(1,716)	(551)	(4,054)	3,503
Call—IRS GBP	MSC	6M GBP-LIBOR	Pay	2.750	5/5/2015	(850)	(281)	(10,179)	9,898
Call—IRS USD	GLM	3M USD-LIBOR	Pay	2.850	5/5/2015	(1,436)	(939)	(18,524)	17,585
Call—IRS USD	JPM	3M USD-LIBOR	Pay	3.200	5/11/2015	(1,351)	(192)	(30,792)	30,600
Call—IRS USD	GLM	3M USD-LIBOR	Pay	3.200	5/12/2015	(1,013)	(150)	(23,602)	23,452
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.500	6/8/2015	(583)	(17)	(18,364)	18,347
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.500	6/8/2015	(399)	(12)	(12,768)	12,756
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.575	6/15/2015	(3,504)	(11)	(19,018)	19,007
Call—IRS GBP	JPM	6M GBP-LIBOR	Pay	3.250	6/16/2015	(701)	(119)	(21,611)	21,492
Call—IRS GBP	JPM	6M GBP-LIBOR	Pay	3.250	6/16/2015	(1,051)	(178)	(33,561)	33,383
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.600	7/1/2015	(419)	(24)	(11,927)	11,903
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.200	7/9/2015	(666)	(48,415)	(29,163)	(19,252)
Call—IRS GBP	MSC	6M GBP-LIBOR	Pay	2.200	7/13/2015	(666)	(49,139)	(35,162)	(13,977)
Call—IRS EUR	MSC	6M EUR-EURIBOR	Pay	0.650	7/15/2015	(1,940)	(6,938)	(11,239)	4,301
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.100	7/15/2015	(157)	(14,489)	(9,151)	(5,338)
Call—IRS GBP	JPM	6M GBP-LIBOR	Pay	2.100	7/15/2015	(313)	(29,477)	(17,488)	(11,989)
Call—IRS EUR	DUB	6M EUR-EURIBOR	Pay	1.500	7/21/2015	(834)	(4,449)	(7,339)	2,890
Call—IRS EUR	BNP	6M EUR-EURIBOR	Pay	1.500	7/21/2015	(834)	(4,449)	(7,339)	2,890
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	3.100	8/7/2015	(519)	(659)	(14,409)	13,750
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.400	8/13/2015	(676)	(7,888)	(7,279)	(609)
Call—IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.750	8/20/2015	(684)	(429)	(4,291)	3,862
Call—IRS GBP	UAG	6M GBP-LIBOR	Pay	1.800	8/24/2015	(1,715)	(22,993)	(21,996)	(997)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	5.050	8/24/2015	(2,020)	(30)	(16,659)	16,629
Call—IRS USD	BRC	3M USD-LIBOR	Pay	2.000	8/25/2015	(2,702)	(25,295)	(23,503)	(1,792)
Call—IRS EUR	BNP	6M EUR-EURIBOR	Pay	0.600	8/26/2015	(2,026)	(12,703)	(11,587)	(1,116)
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	3.200	8/28/2015	(1,503)	(1,992)	(23,705)	21,713
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.500	9/25/2015	(701)	(359)	(31,943)	31,584
Put—IRS USD	GLM	3M USD-LIBOR	Receive	3.000	10/1/2015	(726)	(84,674)	(23,813)	(60,861)
Put—IRS USD	GLM	3M USD-LIBOR	Receive	2.000	10/1/2015	(2,178)	(32,070)	(11,112)	(20,958)
Call—IRS GBP	GLM	6M GBP-LIBOR	Pay	3.250	11/5/2015	(707)	(1,869)	(7,788)	5,919
Call—IRS EUR	DUB	6M EUR-EURIBOR	Pay	2.220	11/9/2015	(1,332)	(1,312)	(3,264)	1,952
Call—IRS USD	DUB	3M USD-LIBOR	Pay	3.050	12/2/2015	(1,351)	(9,709)	(22,688)	12,979
Call—IRS GBP	UAG	6M GBP-LIBOR	Pay	2.750	12/3/2015	(704)	(7,285)	(13,606)	6,321
Call—IRS USD	MSC	3M USD-LIBOR	Pay	3.100	12/3/2015	(1,013)	(6,644)	(16,157)	9,513
Put—IRS USD	DUB	3M USD-LIBOR	Pay	5.265	1/7/2016	(742)	(145)	(16,312)	16,167
Put—IRS USD	FBF	3M USD-LIBOR	Pay	2.750	1/19/2016	(3,806)	(3,658)	(28,198)	24,540
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.400	2/11/2016	(757)	(20,236)	(19,142)	(1,094)
Call—IRS USD	DUB	3M USD-LIBOR	Pay	2.500	2/16/2016	(2,026)	(18,572)	(17,829)	(743)
Call—IRS GBP	DUB	6M GBP-LIBOR	Pay	2.400	4/15/2016	(4,355)	(13,166)	(73,035)	59,869
Put—IRS GBP	JPM	6M GBP-LIBOR	Receive	2.933	5/31/2016	(757)	(101,137)	(30,866)	(70,271)
Put—IRS GBP	MSC	6M GBP-LIBOR	Receive	2.928	6/2/2016	(757)	(100,684)	(30,834)	(69,850)
Call—IRS GBP	MSC	6M GBP-LIBOR	Pay	2.300	11/4/2016	(3,527)	(26,481)	(44,031)	17,550
Call—IRS JPY	DUB	6M JPY-LIBOR	Pay	0.855	11/28/2016	(109,760)	(13,507)	(18,101)	4,594
Call—IRS USD	GLM	3M USD-LIBOR	Pay	4.600	2/13/2017	(419)	(2,870)	(2,930)	60

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exer- cise Rate (%)	Expiration Date	Notional Amount(4)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Call—IRS USD	DEU	3M USD-LIBOR	Pay	4.415	3/27/2017	(1,348)	$(4,378)	$(21,776)	$17,398
Put—IRS GBP	DUB	6M GBP-LIBOR	Pay	4.000	9/26/2017	(2,803)	(20,433)	(103,173)	82,740
Put—IRS GBP	GLM	6M GBP-LIBOR	Receive	2.400	10/30/2017	(667)	(121,384)	(48,733)	(72,651)
Put—IRS GBP	GLM	6M GBP-LIBOR	Receive	2.600	10/30/2017	(667)	(145,903)	(61,985)	(83,918)
Put—IRS GBP	JPM	6M GBP-LIBOR	Receive	2.400	10/30/2017	(664)	(120,747)	(48,902)	(71,845)
Put—IRS GBP	JPM	6M GBP-LIBOR	Receive	2.600	10/30/2017	(664)	(145,137)	(61,659)	(83,478)
Put—IRS GBP	MSC	6M GBP-LIBOR	Receive	2.400	10/30/2017	(1,282)	(233,378)	(93,696)	(139,682)
Put—IRS GBP	MSC	6M GBP-LIBOR	Receive	2.600	10/30/2017	(1,282)	(280,518)	(118,763)	(161,755)
Put—IRS EUR	DUB	6M EUR-EURIBOR	Receive	1.000	2/20/2018	(1,407)	(56,577)	(51,727)	(4,850)
Call—IRS JPY	FBF	6M JPY-LIBOR	Receive	0.400	4/10/2018	(980,858)	(34,133)	(23,067)	(11,066)
Call—IRS USD	JPM	3M USD-LIBOR	Pay	4.314	5/1/2018	(5,890)	(18,317)	(52,903)	34,586
Call—IRS USD	BNP	3M USD-LIBOR	Pay	4.290	5/8/2018	(2,904)	(9,288)	(25,551)	16,263
Put—IRS USD	DUB	3M USD-LIBOR	Pay	5.045	2/12/2019	(4,152)	(26,511)	(98,857)	72,346
Put—IRS JPY	BRC	6M JPY-LIBOR	Pay	5.000	2/13/2019	(244,422)	(9,100)	(33,300)	24,200
Put—IRS JPY	BRC	6M JPY-LIBOR	Pay	5.000	2/13/2019	(249,379)	(15,476)	(34,029)	18,553
Put—IRS USD	DEU	3M USD-LIBOR	Pay	5.135	3/5/2019	(5,515)	(34,014)	(118,065)	84,051
Call—INT FLR USD	GLM	3M USD-LIBOR	Receive	1.000	8/15/2019	(43,000)	(199,503)	(137,600)	(61,903)
Put—IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.760	12/16/2020	(1,905)	(14,023)	(79,522)	65,499
Put—IRS EUR	DUB	6M EUR-EURIBOR	Pay	4.190	12/18/2023	(1,957)	(26,666)	(75,523)	48,857
Put—IRS EUR	DUB	6M EUR-EURIBOR	Receive	1.910	9/2/2024	(727)	(75,218)	(50,679)	(24,539)

							$(2,419,624)	$(2,268,158)	$(151,466)

Options on Equity Indices

Description	Counter-party	Currency	Exercise Rate (%)	Expiration Date	Notional Amount(4)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Put—OTC SPX	MSC	USD	1,900	3/13/2015	$(300)	$(159)	$(9,021)	$8,862

						$(159)	$(9,021)	$8,862

European Style Credit Default Swaptions

Description	Counter-party	Exercise Rate (%)	Expiration Date	Notional Amount(4)	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Put—CDS USD CDX.IG	BCC	0.9000	3/18/2015	$(100)	$(5)	$(115)	$110
Put—CDS USD CDX.IG	FBF	0.9000	3/18/2015	(100)	(5)	(120)	115
Put—CDS USD CDX.IG	CBK	0.9000	3/18/2015	(500)	(27)	(784)	757
Put—CDS USD CDX.IG	BOA	1.0000	3/18/2015	(600)	(9)	(1,305)	1,296
Put—CDS USD CDX.IG	BOA	0.9500	3/18/2015	(700)	(20)	(1,680)	1,660

					$(66)	$(4,004)	$3,938

Forward Currency Contracts Open at February 28, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CAD	166,572	4/13/2015	FBF	$—	$(23,489)	$(23,489)
Buy	NZD	168,408	4/13/2015	FBF	—	(24,774)	(24,774)
Buy	EUR	161,840	5/13/2015	HUB	—	(2,493)	(2,493)
Buy	EUR	324,240	5/13/2015	HUB	—	(4,994)	(4,994)
Buy	EUR	65,856	5/13/2015	HUB	—	(1,014)	(1,014)
Buy	EUR	1,119,779	4/28/2015	HUB	—	(5,821)	(5,821)
Buy	EUR	382,380	4/23/2015	JPM	—	(20,163)	(20,163)
Buy	SEK	182,515	3/24/2015	FBF	—	(6,079)	(6,079)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	HUF	470,760	4/24/2015	JPM	$11,924	$—	$11,924
Buy	EUR	457,479	2/25/2019	MSC	15,410	—	15,410
Buy	EUR	362,178	12/16/2015	FBF	—	(10,939)	(10,939)
Buy	EUR	1,071,559	4/23/2015	DUB	—	(56,505)	(56,505)
Buy	CAD	497,082	2/25/2019	DUB	—	(51,536)	(51,536)
Buy	EUR	35,809	3/2/2015	FBF	—	(4,052)	(4,052)
Buy	EUR	32,228	3/2/2015	FBF	—	(3,647)	(3,647)
Buy	EUR	414,205	3/14/2019	DUB	—	(26,636)	(26,636)
Buy	EUR	425,541	3/12/2019	DUB	—	(27,421)	(27,421)
Buy	EUR	162,064	5/13/2015	HUB	—	(1,794)	(1,794)
Buy	EUR	212,771	3/12/2019	DUB	10,128	—	10,128
Buy	SEK	724,884	5/13/2015	HUB	2,879	—	2,879
Buy	CZK	157,697	5/13/2015	HUB	—	(1,014)	(1,014)
Buy	GBP	484,974	3/12/2019	DUB	—	(31,923)	(31,923)
Buy	CAD	236,343	3/12/2019	DUB	—	(24,932)	(24,932)
Buy	SEK	438,440	10/20/2015	HUB	4,514	—	4,514
Buy	GBP	473,802	3/14/2019	DUB	—	(30,354)	(30,354)
Buy	NOK	183,554	3/20/2015	HUB	—	(8,180)	(8,180)
Buy	EUR	172,925	3/20/2015	MSC	—	(16,794)	(16,794)
Buy	EUR	34,730	6/3/2015	HUB	—	(469)	(469)
Buy	HUF	32,505	3/2/2015	HUB	—	(191)	(191)
Buy	EUR	38,651	6/3/2015	HUB	—	(522)	(522)
Buy	NOK	188,718	3/24/2015	HUB	—	(988)	(988)
Buy	CLP	39,504	3/2/2015	HUB	43	—	43
Buy	CLP	40,841	3/2/2015	HUB	241	—	241
Buy	CLP	339,828	5/18/2015	HUB	2,328	—	2,328
Buy	CLP	214,352	3/23/2015	HUB	452	—	452
Buy	BRL	214,254	5/18/2015	HUB	—	(246)	(246)
Buy	PLN	36,045	3/2/2015	HUB	—	(250)	(250)
Buy	BRL	18,547	3/3/2015	HUB	261	—	261
Buy	BRL	20,163	3/3/2015	HUB	463	—	463
Buy	BRL	213,539	5/19/2015	HUB	—	(461)	(461)
Buy	INR	168,018	5/13/2015	HUB	—	(982)	(982)
Buy	INR	79,844	3/2/2015	HUB	190	—	190
Buy	KRW	50,165	3/2/2015	HUB	565	—	565
Buy	JPY	85,921	5/13/2015	HUB	—	(1,079)	(1,079)
Buy	JPY	85,899	5/13/2015	HUB	—	(1,101)	(1,101)
Buy	GBP	76,384	5/13/2015	HUB	704	—	704
Buy	INR	142,331	4/17/2015	HUB	831	—	831
Buy	CLP	160,663	5/13/2015	HUB	2,163	—	2,163
Buy	EUR	81,755	5/8/2015	HUB	—	(1,810)	(1,810)
Buy	NZD	295,443	5/13/2015	HUB	5,943	—	5,943
Buy	JPY	288,277	5/13/2015	HUB	—	(1,223)	(1,223)
Buy	NZD	151,278	5/13/2015	HUB	6,778	—	6,778
Buy	CLP	725,623	4/16/2015	HUB	13,566	—	13,566
Buy	EUR	350,437	4/16/2015	HUB	—	(1,485)	(1,485)
Buy	EUR	272,015	4/1/2015	HUB	—	(9,951)	(9,951)
Buy	EUR	436,985	2/20/2019	BRC	—	(53,210)	(53,210)
Buy	EUR	201,427	3/3/2015	BRC	—	(22,575)	(22,575)
Buy	EUR	235,557	3/3/2015	BRC	—	(24,278)	(24,278)
Buy	EUR	300,909	3/3/2015	BRC	—	(34,590)	(34,590)
Buy	EUR	179,046	3/3/2015	BRC	—	(19,700)	(19,700)
Buy	EUR	214,530	4/23/2019	GST	—	(25,525)	(25,525)
Buy	EUR	308,955	4/1/2015	FBF	—	(18,159)	(18,159)
Buy	NOK	257,637	3/3/2015	BRC	5,461	—	5,461
Buy	NOK	151,908	3/3/2015	DUB	1,738	—	1,738
Buy	EUR	28,535	3/3/2015	DUB	—	(1,243)	(1,243)
Buy	EUR	447,761	4/1/2015	FBF	—	(20,359)	(20,359)
Buy	EUR	700,873	4/16/2015	HUB	—	(24,852)	(24,852)
Buy	EUR	700,873	4/16/2015	HUB	—	(24,780)	(24,780)
Buy	EUR	2,882,192	3/3/2015	HUB	—	(32,512)	(32,512)
Buy	BRL	362,892	3/12/2015	HUB	—	(75,656)	(75,656)
Buy	BRL	315,199	3/13/2015	HUB	—	(65,663)	(65,663)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	INR	172,699	5/12/2015	HUB	$199	$—	$199
Buy	INR	168,194	5/12/2015	HUB	194	—	194
Buy	INR	184,527	3/6/2015	HUB	6,027	—	6,027
Buy	EUR	350,437	4/16/2015	HUB	—	(1,350)	(1,350)
Buy	CLP	181,828	7/31/2015	HUB	2,328		2,328
Buy	INR	141,861	4/17/2015	HUB	861	—	861
Buy	EUR	22,958	5/8/2015	HUB	—	(271)	(271)
Buy	JPY	86,045	5/13/2015	HUB	—	(955)	(955)
Buy	MXN	145,372	5/13/2015	HUB	—	(1,628)	(1,628)
Buy	MXN	144,383	5/13/2015	HUB	—	(1,617)	(1,617)
Buy	MXN	155,607	5/13/2015	HUB	—	(393)	(393)
Buy	ZAR	111,449	4/17/2015	HUB	—	(2,051)	(2,051)
Buy	ZAR	111,347	4/17/2015	HUB	—	(2,153)	(2,153)
Buy	DKK	77,752	3/3/2015	FBF	—	(11,044)	(11,044)
Buy	EUR	261,503	5/8/2015	HUB	—	(2,808)	(2,808)
Buy	JPY	144,539	5/13/2015	HUB	—	(461)	(461)
Buy	JPY	57,098	5/13/2015	HUB	—	(402)	(402)
Buy	CLP	291,938	4/17/2015	HUB	938	—	938
Buy	CLP	339,012	5/18/2015	HUB	1,512	—	1,512
Buy	GBP	65,582	5/13/2015	HUB	—	(19)	(19)
Buy	PLN	144,008	5/13/2015	HUB	—	(492)	(492)
Buy	EUR	118,058	3/3/2015	HUB	—	(1,332)	(1,332)
Buy	MXN	51,401	3/2/2015	HUB	601	—	601
Buy	EUR	68,037	3/2/2015	HUB	—	(686)	(686)
Buy	ZAR	34,192	3/2/2015	HUB	192	—	192
Buy	NZD	15,328	3/2/2015	HUB	128	—	128
Buy	INR	79,437	3/2/2015	HUB	737	—	737
Buy	KRW	49,878	3/2/2015	HUB	77	—	77
Buy	TRY	40,302	3/2/2015	HUB	—	(398)	(398)
Buy	AUD	263,063	5/13/2015	HUB	1,840	—	1,840
Buy	AUD	274,253	4/24/2015	HUB	—	(3,285)	(3,285)
Buy	AUD	274,253	4/24/2015	HUB	—	(3,459)	(3,459)
Buy	AUD	17,963	3/2/2015	HUB	63	—	63
Sell	NZD	168,408	4/13/2015	FBF	21,652	—	21,652
Sell	CAD	163,397	4/13/2015	FBF	29,785	—	29,785
Sell	SEK	166,901	5/13/2015	HUB	—	(2,568)	(2,568)
Sell	SEK	335,275	5/13/2015	HUB	—	(6,041)	(6,041)
Sell	SEK	67,953	5/13/2015	HUB	—	(1,083)	(1,083)
Sell	BRL	1,037,950	4/28/2015	HUB	87,650	—	87,650
Sell	GBP	408,559	4/23/2015	JPM	—	(6,016)	(6,016)
Sell	NOK	188,718	3/24/2015	FBF	—	(124)	(124)
Sell	PLN	457,309	4/24/2015	JPM	1,527	—	1,527
Sell	CAD	462,898	2/25/2019	MSC	—	(20,829)	(20,829)
Sell	NOK	374,657	12/16/2015	FBF	—	(1,540)	(1,540)
Sell	GBP	1,145,680	4/23/2015	DUB	—	(17,616)	(17,616)
Sell	EUR	457,479	2/25/2019	DUB	91,138	—	91,138
Sell	PLN	36,652	3/2/2015	FBF	3,209	—	3,209
Sell	HUF	32,710	3/2/2015	FBF	3,164	—	3,164
Sell	GBP	454,443	3/14/2019	DUB	—	(13,603)	(13,603)
Sell	GBP	466,222	3/12/2019	DUB	—	(13,260)	(13,260)
Sell	SEK	163,678	5/13/2015	HUB	180	—	180
Sell	CAD	217,287	3/12/2019	DUB	—	(14,644)	(14,644)
Sell	EUR	714,000	5/13/2015	HUB	8,005	—	8,005
Sell	EUR	156,800	5/13/2015	HUB	1,911	—	1,911
Sell	EUR	425,541	3/12/2019	DUB	91,356	—	91,356
Sell	EUR	212,771	3/12/2019	DUB	48,504	—	48,504
Sell	NOK	430,344	10/20/2015	HUB	3,582	—	3,582
Sell	EUR	414,205	3/14/2019	DUB	89,951	—	89,951
Sell	EUR	172,925	3/20/2015	HUB	18,809	—	18,809
Sell	NOK	182,742	3/20/2015	MSC	6,976	—	6,976
Sell	EUR	35,809	3/2/2015	HUB	486	—	486
Sell	HUF	35,039	6/3/2015	HUB	160	—	160
Sell	EUR	32,228	3/2/2015	HUB	468	—	468
Sell	PLN	38,909	6/3/2015	HUB	264	—	264

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	SEK	189,401	3/24/2015	HUB	$304	$—	$304
Sell	BRL	20,163	3/3/2015	HUB	—	(283)	(283)
Sell	INR	79,437	3/2/2015	HUB	—	(190)	(190)
Sell	CLP	40,841	3/2/2015	HUB	—	(45)	(45)
Sell	BRL	21,481	6/2/2015	HUB	—	(481)	(481)
Sell	INR	85,286	6/3/2015	HUB	—	(286)	(286)
Sell	CLP	43,784	6/3/2015	HUB	—	(284)	(284)
Sell	KRW	54,103	6/3/2015	HUB	—	(603)	(603)
Sell	BRL	213,539	5/19/2015	HUB	461	—	461
Sell	CLP	293,747	4/17/2015	HUB	—	(2,747)	(2,747)
Sell	BRL	214,254	5/18/2015	HUB	246	—	246
Sell	GBP	1,785,374	5/13/2015	HUB	—	(12,860)	(12,860)
Sell	GBP	291,505	5/13/2015	HUB	—	(2,005)	(2,005)
Sell	EUR	98,475	3/3/2015	HUB	2,207	—	2,207
Sell	JPY	286,011	5/13/2015	HUB	3,489	—	3,489
Sell	ZAR	110,503	4/17/2015	HUB	2,997	—	2,997
Sell	GBP	148,018	5/13/2015	HUB	—	(1,018)	(1,018)
Sell	EUR	353,795	4/16/2015	BRC	20,691	—	20,691
Sell	GBP	477,681	4/16/2015	MSC	—	(9,196)	(9,196)
Sell	EUR	181,936	4/16/2015	BRC	10,640	—	10,640
Sell	ZAR	898,574	4/16/2015	BRC	5,583	—	5,583
Sell	CLP	725,623	4/16/2015	BRC	—	(699)	(699)
Sell	EUR	646,572	4/16/2015	MSC	37,514	—	37,514
Sell	GBP	164,372	4/16/2015	FBF	—	(3,087)	(3,087)
Sell	EUR	193,593	3/3/2015	BRC	21,170	—	21,170
Sell	AUD	263,063	5/13/2015	HUB	—	(3,683)	(3,683)
Sell	GBP	67,153	3/13/2015	MSC	816	—	816
Sell	EUR	175,218	4/16/2015	UAG	7,156	—	7,156
Sell	EUR	525,655	4/16/2015	DUB	21,858	—	21,858
Sell	ZAR	36,720	6/3/2015	HUB	—	(220)	(220)
Sell	MXN	55,136	6/3/2015	HUB	—	(636)	(636)
Sell	TRY	43,505	6/3/2015	HUB	495	—	495
Sell	NOK	20,481	3/3/2015	HUB	124	—	124
Sell	NZD	16,641	6/3/2015	HUB	—	(141)	(141)
Sell	EUR	2,911,983	6/9/2015	HUB	33,019	—	33,019
Sell	NZD	145,901	5/13/2015	HUB	—	(1,401)	(1,401)
Sell	AUD	19,573	6/3/2015	HUB	—	(73)	(73)
Sell	EUR	73,381	6/3/2015	HUB	743	—	743
Sell	EUR	122,687	6/9/2015	HUB	1,391	—	1,391
Sell	EUR	2,087,126	4/1/2015	FBF	179,752	—	179,752
Sell	GBP	759,428	4/1/2015	FBF	7,102	—	7,102
Sell	AUD	16,159	3/2/2015	FBF	1,741	—	1,741
Sell	MXN	46,427	3/2/2015	FBF	4,373	—	4,373
Sell	GBP	771,875	3/13/2015	FBF	11,313	—	11,313
Sell	EUR	97,367	3/13/2015	FBF	10,726	—	10,726
Sell	TRY	36,967	3/2/2015	FBF	3,733	—	3,733
Sell	ZAR	32,965	3/2/2015	FBF	1,035	—	1,035
Sell	NZD	14,665	3/2/2015	FBF	535	—	535
Sell	GBP	102,659	3/13/2015	FBF	1,267	—	1,267
Sell	DKK	77,752	3/3/2015	FBF	9,658	—	9,658
Sell	EUR	118,058	3/3/2015	FBF	14,310	—	14,310
Sell	EUR	3,457,266	3/3/2015	BRC	419,575	—	419,575
Sell	NOK	389,064	3/3/2015	BRC	49,625	—	49,625
Sell	EUR	436,985	2/20/2019	BRC	86,169	—	86,169
Sell	BRL	885,045	5/5/2015	HUB	75,093	—	75,093
Sell	BRL	368,716	5/5/2015	HUB	31,284	—	31,284
Sell	AUD	153,488	4/24/2015	HUB	3,237	—	3,237
Sell	JPY	57,282	5/8/2015	HUB	999	—	999
Sell	EUR	1,898,833	5/8/2015	HUB	17,557	—	17,557
Sell	GBP	184,408	5/8/2015	HUB	—	(5,352)	(5,352)
Sell	AUD	395,018	4/24/2015	HUB	7,216	—	7,216
Sell	EUR	1,401,746	4/16/2015	HUB	20,125	—	20,125
Sell	PLN	142,227	5/13/2015	HUB	2,273	—	2,273

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	EUR	68,037	3/2/2015	FBF	$7,886	$—	$7,886
Sell	CLP	39,504	3/2/2015	HUB	1,096	—	1,096
Sell	KRW	49,878	3/2/2015	HUB	—	(278)	(278)
Sell	BRL	18,547	3/3/2015	HUB	1,153	—	1,153
Sell	BRL	362,892	3/12/2015	HUB	60,816	—	60,816
Sell	INR	174,416	5/12/2015	HUB	—	(1,916)	(1,916)
Sell	INR	79,844	3/2/2015	HUB	—	(1,144)	(1,144)
Sell	INR	169,813	5/12/2015	HUB	—	(1,813)	(1,813)
Sell	BRL	315,199	3/13/2015	HUB	32,939	—	32,939
Sell	EUR	78,333	3/3/2015	HUB	2,956	—	2,956
Sell	ZAR	110,516	4/17/2015	HUB	2,984	—	2,984
Sell	JPY	285,989	5/13/2015	HUB	3,511	—	3,511
Sell	JPY	285,980	5/13/2015	HUB	3,520	—	3,520
Sell	EUR	72,795	5/8/2015	HUB	1,012	—	1,012
Sell	KRW	50,165	3/2/2015	HUB	—	(78)	(78)
Sell	INR	178,407	3/6/2015	HUB	93	—	93
Buy	JPY	668,787	3/9/2015	JPM	—	(13,522)	(13,522)
Buy	CLP	1,416,686	4/13/2015	HUS	6,605	—	6,605
Buy	CLP	349,127	5/29/2015	HUS	6,856	—	6,856
Buy	CZK	261,095	4/30/2015	HUS	—	(3,470)	(3,470)
Buy	JPY	835,984	3/9/2015	HUS	—	(14,308)	(14,308)
Buy	NZD	806,012	4/16/2015	HUS	22,128	—	22,128
Buy	KRW	351,594	5/15/2015	HUS	255	—	255
Buy	CZK	2,574,347	4/30/2015	HUS	—	(56,150)	(56,150)
Buy	CLP	4,339,567	6/22/2015	HUS	24,088	—	24,088
Buy	INR	3,337,704	5/22/2015	HUS	5,587	—	5,587
Sell	CZK	2,835,441	4/30/2015	HUS	38,366	—	38,366
Sell	EUR	20,607,726	5/12/2015	CBK	341,594	—	341,594
Sell	JPY	17,898,420	3/9/2015	CBK	—	(15,025)	(15,025)
Sell	NZD	9,265,370	4/16/2015	CBK	168,730	—	168,730
Sell	PLN	1,381,071	4/27/2015	CBK	—	(8,652)	(8,652)
Sell	KRW	3,452,349	5/15/2015	HUS	313	—	313
Sell	AUD	1,914,494	5/14/2015	HUS	—	(368)	(368)
Buy	AUD	386,034	3/3/2015	CBK	2,067	—	2,067
Buy	JPY	176,383	3/3/2015	DUB	—	(2,893)	(2,893)
Buy	MXN	255,898	4/22/2015	FBF	—	(5,225)	(5,225)
Buy	MXN	69,715	5/5/2015	FBF	—	(1,519)	(1,519)
Buy	MXN	406,174	5/5/2015	DUB	—	(8,795)	(8,795)
Buy	CAD	1,246,300	3/3/2015	BOA	—	(47,799)	(47,799)
Buy	CAD	306,376	3/3/2015	BOA	—	(12,212)	(12,212)
Buy	BRL	1,766,056	3/3/2015	FBF	—	(173,427)	(173,427)
Buy	BRL	532,375	3/3/2015	BOA	—	(46,511)	(46,511)
Buy	CAD	268,779	3/3/2015	BOA	—	(660)	(660)
Buy	EUR	426,353	3/3/2015	DUB	—	(2,052)	(2,052)
Buy	CNY	130,076	4/7/2016	CBK	—	(9,924)	(9,924)
Buy	MXN	251,841	3/19/2015	BOA	—	(13,192)	(13,192)
Buy	AUD	443,860	3/3/2015	CBK	1,900	—	1,900
Buy	NZD	158,859	3/3/2015	BRC	6,642	—	6,642
Buy	EUR	101,832	3/3/2015	GSC	—	(1,152)	(1,152)
Buy	INR	1,303,575	6/26/2015	GSC	—	(2,775)	(2,775)
Buy	NZD	89,264	3/3/2015	BOA	1,885	—	1,885
Buy	BRL	1,012	3/3/2015	DUB	12	—	12
Buy	BRL	296,409	3/3/2015	BOA	2,409	—	2,409
Buy	BRL	45,781	3/3/2015	DUB	781	—	781
Buy	JPY	2,215,043	3/3/2015	BOA	—	(2,678)	(2,678)
Buy	BRL	1,892,622	4/2/2015	BOA	31,132	—	31,132
Buy	EUR	840,397	3/3/2015	GSC	—	(13,453)	(13,453)
Buy	BRL	1,812,849	3/3/2015	BOA	25,478	—	25,478
Sell	JPY	321,836	3/3/2015	DUB	2,788	—	2,788
Sell	EUR	238,355	3/3/2015	BOA	2,654	—	2,654
Sell	JPY	304,281	3/3/2015	DUB	—	(430)	(430)
Sell	CAD	683,145	3/3/2015	CBK	62,173	—	62,173
Sell	AUD	332,895	3/3/2015	BOA	3,048	—	3,048
Sell	JPY	1,040,551	3/3/2015	BOA	10,815	—	10,815

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	GBP	219,176	4/7/2015	BOA	$—	$(5,148)	$(5,148)
Sell	EUR	313,330	3/3/2015	DUB	4,708	—	4,708
Sell	CAD	155,988	3/3/2015	FBF	—	(1,918)	(1,918)
Sell	AUD	133,627	3/3/2015	BRC	—	(829)	(829)
Sell	AUD	268,817	3/3/2015	FBF	—	(5,373)	(5,373)
Sell	BRL	292,613	3/3/2015	BOA	12,387	—	12,387
Sell	EUR	6,669,848	4/7/2015	BOA	57,711	—	57,711
Sell	GBP	58,667	3/3/2015	DUB	—	(1,624)	(1,624)
Sell	SGD	4,398	4/16/2015	GSC	31	—	31
Sell	EUR	673,660	3/3/2015	CBK	7,036	—	7,036
Sell	EUR	143,237	3/3/2015	DUB	2,188	—	2,188
Sell	BRL	1,410,019	7/2/2015	FBF	110,476	—	110,476
Sell	CNY	130,076	4/7/2016	BCC	1,044	—	1,044
Sell	CAD	887,929	3/3/2015	CBK	68,635	—	68,635
Sell	BRL	1,674,044	7/2/2015	DUB	142,142	—	142,142
Sell	NZD	248,880	3/3/2015	FBF	—	(5,737)	(5,737)
Sell	CAD	99,192	3/3/2015	FBF	239	—	239
Sell	MXN	28,753	5/5/2015	GSC	212	—	212
Sell	INR	181,413	3/12/2015	CBK	—	(1,413)	(1,413)
Sell	INR	60,374	3/12/2015	GSC	—	(374)	(374)
Sell	INR	80,598	3/12/2015	GSC	—	(598)	(598)
Sell	INR	140,918	3/12/2015	BOA	—	(918)	(918)
Sell	BRL	438,889	3/3/2015	BOA	—	(6,889)	(6,889)
Sell	CHF	105,188	5/12/2015	DUB	3,238	—	3,238
Sell	JPY	724,758	3/3/2015	GSC	—	(525)	(525)
Sell	KRW	388,849	3/25/2015	FBF	—	(4,849)	(4,849)
Sell	KRW	131,429	3/25/2015	FBF	—	(1,429)	(1,429)
Sell	KRW	131,559	3/25/2015	FBF	—	(1,559)	(1,559)
Sell	JPY	2,215,983	4/2/2015	BOA	2,679	—	2,679
Sell	BRL	1,910,131	3/3/2015	BOA	—	(30,632)	(30,632)
Sell	EUR	54,851	4/2/2015	GSC	693	—	693
Sell	EUR	840,681	4/2/2015	GSC	13,446	—	13,446
Sell	EUR	78,359	4/2/2015	CBK	250	—	250
Sell	BRL	1,766,056	3/3/2015	FBF	—	(24,820)	(24,820)
Sell	BRL	46,793	3/3/2015	DUB	—	(657)	(657)

					$3,054,045	$(1,582,545)	$1,471,500

Short Sales open at February 28, 2015:

Type of Investment	Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds	Market Value
U.S. Agency CMO	Fannie Mae TBA	3.0000%	3/12/2045	$(2,100)	$(2,127,805)	$(2,139,220)
U.S. Agency CMO	Fannie Mae TBA	3.5000%	4/14/2045	(400)	(416,500)	(418,086)
U.S. Agency CMO	Fannie Mae TBA	4.0000%	4/14/2045	(4,900)	(5,211,609)	(5,228,128)
U.S. Agency CMO	Fannie Mae TBA	4.5000%	3/12/2045	(10,600)	(11,486,805)	(11,520,710)

					$(19,242,719)	$(19,306,144)

Glossary:

Counterparty Abbreviations:
BCC	Barclays Capital	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank, N.A.
BNP	BNP Paribas, N.A.	FOB	Credit Suisse Securities USA, LLC	MSC	Morgan Stanley & Co. Inc.
BOA	Bank of America, N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services
BRC	Barclays Bank PLC	GSC	Goldman Sachs Capital Markets	RBS	Royal Bank of Scotland PLC
CBK	Citibank, N.A.	GST	Goldman Sachs International	SSB	State Street Bank & Trust Co.
DEU	Deutsche Bank AG, New York	HUB	HSBC Bank PLC	UAG	UBS AG
DUB	Deutsche Bank AG	HUS	HSBC Bank USA

Currency Abbreviations:
AUD	Australian Dollar	GBP	Pound Sterling	MYR	Malaysian Ringgit
BRL	Brazilian Real	HKD	Hong Kong Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

February 28, 2015 (Unaudited)

Currency Abbreviations:
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zolty
CLP	Chilean Peso	ILS	Israeli New Sheqel	SEK	Swedish Krona
CNY	Chinese Renminbi	INR	Indian Rupee	SGD	Singapore Dollar
CZK	Czech Republic Koruna	JPY	Japanese Yen	TRY	Turkish New Lira
DKK	Danish Krone	KRW	South Korean Won	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Index Abbreviations:
ABX	Asset-Backed Securities Index	CBM	Commercial Mortgage Backed Securities Index	HICP	Harmonised Consumer Price Index
CDX.HY	Credit Derivatives Index - High Yield	CPI-U	Consumer Price Index for All Urban Consumers	iTrx	Markit iTraxx Europe
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Consumer Price Index, Excluding Tobacco	RPI	Retail Price Index

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:
BBR	Bank Bill Rate	CDS	Credit Default Swap	LIBOR	London Interbank Offer Rate
BBSW	Bank Bill Swap Reference Rate	ECAL	European-style Call	NIBOR	Norwegian Interbank Offer Rate
CCP	Central Counterparty Clearing House	EPUT	European-style Put	PRIBOR	Prague Interbank Offered Rate
CD	Certificate of Deposit	EURIBOR	Euro Interbank Offer Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	CETIP Deposito Interbancario	IRS	Interest Rate Swap	TIIE	Tasa de Intere’s Interbancaria de Equilibrio
CDOR	Canadian Dealer Offered Rate	JIBAR	Johannesburg Interbank Agreed Rate

See accompanying notes

American Beacon Flexible Bond FundSM

Statement of Assets and Liabilities

February 28, 2015 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A	$254,654
Purchased options and swaptions outstanding C	4,115
Foreign currency, at fair value B	852
Cash	1,690
Swap premium paid	1,873
Swap Income receivable	190
Foreign currency held at broker for futures contracts D	3,281
Deposit with brokers for futures contracts	5,486
Receivable for investments sold	61,458
Receivable for fund shares sold	32
Dividends and interest receivable	1,541
Receivable for tax reclaims	21
Receivable for expense reimbursement (Note 2)	66
Unrealized appreciation from swap agreements	7,181
Unrealized appreciation from foreign currency contracts	3,054
Prepaid expenses	27

Total assets	345,521

Liabilities:
Payable for investments purchased	73,531
Payable for fund shares redeemed	46
Payable for short sales (proceeds $19,243)	19,306
Swap premium received	2,349
Swap income payable	530
Written options , at fair value (premiums received $3,633)	4,050
Management and investment advisory fees payable	97
Administrative service and service fees payable	68
Transfer agent fees payable	8
Custody and fund accounting fees payable	26
Professional fees payable	168
Prospectus and shareholder reports fees payable	8
Trustee fees payable	5
Payable for variation margin from open futures contracts	876
Unrealized depreciation of swap agreements	11,691
Unrealized depreciation from foreign currency contracts	1,582
Other liabilities	42

Total liabilities	114,383

Net assets	$231,138

Analysis of Net Assets:
Paid-in-capital	238,895
Undistributed net investment income	10,457
Accumulated net realized gain	(11,166)
Unrealized appreciation of investments	5,973
Unrealized depreciation of foreign currency contracts	(6,533)
Unrealized depreciation of futures contracts	(843)
Unrealized depreciation of swap agreements	(4,510)
Unrealized depreciation of options and swaptions contracts	(1,071)
Unrealized depreciation of short sales	(64)

Net assets	$231,138

See accompanying notes

American Beacon Flexible Bond FundSM

Statement of Assets and Liabilities

February 28, 2015 (Unaudited) (in thousands, except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	15,581,579

Y Class	3,484,257

Investor Class	890,970

A Class	2,006,427

C Class	908,860

Net assets (not in thousands):
Institutional Class	$157,584,355

Y Class	$35,240,875

Investor Class	$9,003,144

A Class	$20,189,230

C Class	$9,120,101

Net asset value, offering and redemption price per share:
Institutional Class	$10.11

Y Class	$10.11

Investor Class	$10.10

A Class	$10.06

A Class (offering price)	$10.56

C Class	$10.03

A Cost of investments in unaffiliated securities	$256,628
B Cost of foreign currency	$852
C Cost of purchased options outstanding	$4,769
D Cost of foreign currency held at broker	$3,302

See accompanying notes

American Beacon Flexible Bond FundSM

Statement of Operations

Six months ended February 28, 2013 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$24
Interest income	3,194

Total investment income	3,218

Expenses:
Management and investment advisory fees (Note 2)	704
Administrative service fees (Note 2):
Institutional Class	222
Y Class	57
Investor Class	24
A Class	36
C Class	15
Transfer agent fees:
Institutional Class	29
Y Class	1
Investor Class	2
A Class	3
C Class	1
Custody and fund accounting fees	186
Professional fees	161
Registration fees and expenses	45
Service fees (Note 2):
Y Class	19
Investor Class	20
A Class	18
C Class	7
Distribution fees (Note 2):
A Class	30
C Class	50
Prospectus and shareholder report expenses	17
Trustee fees	7
Other expenses	13

Total expenses	1,667

Net fees waived and expenses reimbursed (Note 2)	(455)

Net expenses	1,212

Net investment income	2,006

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	2,146
Foreign currency transactions	9,736
Futures contracts	(3,576)
Swap agreements	(1,534)
Options and swaptions contracts	607
Change in net unrealized appreciation or (depreciation) of:
Investments	(803)
Foreign currency transactions	(7,738)
Futures contracts	856
Swap agreements	(1,163)
Options and swaption contracts	(995)
Short sales	49

Net (loss) from investments	(2,415)

Net (decrease) in net assets resulting from operations	$(409)

A Foreign taxes	$36

See accompanying notes

American Beacon Flexible Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,006	$4,998
Net realized gain (loss) from investments, foreign currency transactions, futures contracts, swap agreements and option and swaptions contracts	7,379	(5,453)
Change in net unrealized appreciation or (depreciation) from investments, foreign currency transactions, futures contracts, swap agreements and option and swaptions contracts	(9,794)	10,002

Net increase (decrease) in net assets resulting from operations	(409)	9,547

Distributions to Shareholders:
Net investment income:
Institutional Class	(2,926)	(2,789)
Y Class	(731)	(621)
Investor Class	(305)	(652)
A Class	(432)	(457)
C Class	(121)	(72)
Net realized gain from investments:
Institutional Class	—	(1,025)
Y Class	—	(253)
Investor Class	—	(349)
A Class	—	(275)
C Class	—	(92)

Net distributions to shareholders	(4,515)	(6,585)

Capital Share Transactions:
Proceeds from sales of shares	39,058	114,770
Reinvestment of dividends and distributions	4,300	6,267
Cost of shares redeemed	(85,215)	(125,983)

Net (decrease) in net assets from capital share transactions	(41,857)	(4,946)

Net (decrease) in net assets	(46,781)	(1,984)

Net Assets:
Beginning of period	277,919	279,903

End of Period *	$231,138	$277,919

*Includes undistributed net investment income (loss) of	$(3,341)	$(832)

See accompanying notes

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of thirty-one Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Flexible Bond Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing directly or through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Funds adopted this ASU for the fiscal year ended August 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and fund management services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund 0.05% of the average daily net assets. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Management fees paid by the Fund during the six months ended February 28, 2015 were as follows (dollars in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
0.60%	$704	$645	$59

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Fund.

Distribution Plans

The Fund, except for the A and C Classes of the Fund, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisor hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class of the Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended February 28, 2015, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the classes of the Fund to the extent that total annual fund operating expenses exceeded the Fund’s expense cap. During the six months ended February 28, 2015, the Manager reimbursed expenses as follows:

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Class	Expense Cap	Reimbursed Expenses	Expiration of Reimbursements
Institutional	0.90%	$296,597	2018
Y	0.99%	71,047	2018
Investor	1.27%	21,018	2018
A	1.29%	46,896	2018
C	2.04%	19,152	2018

Of these amounts, $65,552 is receivable from the Manager, as of February 28, 2015. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager is $274,377, $378,404, and $854,833 expiring in 2015, 2016, and 2017 respectively. The Fund did not record a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended February 28, 2015, Foreside collected $557 from the sale of A Class Shares.

A contingent deferred sales charge (“CDSC”) of 0.50% will be deducted with respect to Class A Shares on certain purchases of $250,000 or more that are redeemed in whole or part within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended February 28, 2015 there were no CDSC fees collected for the Fund.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended February 28, 2015, CDSC fees of $1,384 were collected for the Fund.

CFTC Regulation

On August 13, 2013, the CFTC adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and Commodity Futures Trading Commission (“CFTC”) disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Fund’s

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

assets and liabilities. During the six months ended February 28, 2015, there were no transfers between levels for the Fund. As of February 28, 2015, the investments were classified as described below: (in thousands)

Flexible Bond Fund(1)	Level 1	Level 2	Level 3	Total
Preferred Stock	$881	$1,137	$—	$2,018
Domestic Bank Loans	—	1,490	—	1,490
Domestic Convertible Obligations	—	2,786	—	2,786
Domestic Obligations	—	71,020	—	71,020
Foreign Convertible Obligations	—	1,960	—	1,960
Foreign Obligations	—	54,075	—	54,075
Asset-Backed Obligations	—	11,405	—	11,405
Collateralized Mortgage Obligations	—	8,736	—	8,736
Commercial Mortgage-Backed Obligations	—	9	—	9
Foreign Collateralized Mortgage Obligations	—	3,640	—	3,640
U.S. Agency Mortgage-Backed Obligations	—	8,282	—	8,282
U.S. Agency Obligations	—	299	—	299
U.S. Treasury Obligations	—	59,834	—	59,834
Short Term Investments – Money Market Fund	29,090	—	—	29,090
Short Term Investments – U.S. Treasury Bills	—	10	—	10

Total Investments in Securities	$29,971	$224,683	$—	$254,654

Other Financial Instruments-Assets(2)
Purchased options outstanding	$—	$4,115	$—	$4,115
Futures contracts	69	—	—	69
Interest Rate Swap agreements	—	7,495	—	7,495
Inflation Indexed Swap agreements	—	80	—	80
Credit Default Swap agreements	—	1,130	—	1,130
Forward currency contracts	—	3,054	—	3,054

	$69	$15,874	$—	$15,943

Other Financial Instruments-Liabilities(2)
Short Sales	$—	$(19,306)	$—	$(19,306)
Written options outstanding	—	(4,050)	—	(4,050)
Futures contracts	(910)	—	—	(910)
Interest Rate Swap agreements	—	(12,437)	—	(12,437)
Inflation Indexed Swap agreements	—	(156)	—	(156)
Credit Default Swap agreements	—	(1,098)	—	(1,098)
Forward currency contracts	—	(1,582)	—	(1,582)

	$(910)	$(38,629)	$—	$(39,539)

(1)	Refer to the Schedule of Investments for industry information.
(2)	Financial derivative instruments may include swaps agreements, open futures, purchased options and swaption contracts, written options and swaption contracts and foreign currency contracts.

The following is a reconciliation of Level 3 assets of the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Domestic Obligations	Foreign Obligations	Totals
Beginning Balance as of 8/31/2014	$339	$5	$344
Net Purchases	—	—	—
Net Sales	(340)	(4)	344
Accrued Discounts/(Premiums)	—	—	—
Realized Gain/(Loss)	1	(1)	—
Net Change in Unrealized Appreciation/(Depreciation)[2]	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending Balance 2/28/2015	$—	$—	$—

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 2/28/2015*	$—	$—	$—

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expense and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable. For the six months ended February 28, 2015, the Fund did not have commission recapture income.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and other Investments

Emerging Markets Debt

The Fund may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having at least equal value to the repurchase price.

Certificate of Deposit

A savings certificate entitling the bearer to receive interest. A Certificate of Deposit (“CD”) bears a fixed maturity date, has a specified fixed interest rate, and can be issued in any denomination. CDs are generally issued by commercial banks and are currently insured by the Federal Deposit Insurance Corporation (FDIC) up to a maximum of $250,000. CDs are generally offered at terms ranging from one month to five years.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

In-Kind Securities

The Fund may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended February 28, 2015 are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Short Sales

The Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of February 28, 2015, short positions were held by the Fund.

Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give

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Notes to Financial Statements

February 28, 2015 (Unaudited)

downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options

For the six months ended February 28, 2015, the Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s options contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end (in thousands).

Average Purchased Option and Swaption Contracts Outstanding
Fund	Year ended February 28, 2015
Flexible Bond	$3,189,466

Average Written Option and Swaption Contracts Outstanding
Fund	Year ended February 28, 2015
Flexible Bond	$3,594,325

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or

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Notes to Financial Statements

February 28, 2015 (Unaudited)

market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values

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Notes to Financial Statements

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are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed

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securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2015 for which the Fund is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the six months ended February 28, 2015, the Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end (in thousands).

Average Credit Default Swap Notional Amounts Outstanding
Fund	Year ended February 28, 2015
Flexible Bond	$77,610

Interest Rate Swap Agreements

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

For the six months ended February 28, 2015, the Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end (in thousands).

Average Interest Rate Swap Notional Amounts Outstanding
Fund	Year ended February 28, 2015
Flexible Bond	$7,693,051

Over-the-Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Depending on the instrument and the

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terms of the transaction, the value of the derivative instrument can be determined by a pricing service or Manager using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Total Return Swap Agreements

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

The Fund’s inflation-linked swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of inflation-linked swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end (in thousands).

Average Inflation-Linked Swap Notional Amounts Outstanding
Fund	Year ended February 28, 2015
Flexible Bond	$21,994

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Notes to Financial Statements

February 28, 2015 (Unaudited)

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the six months ended February 28, 2015, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

The Fund’s foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the average quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

Average Forward Foreign Currency Notional Amount Outstanding – Purchased Contracts
Fund	Year ended February 28, 2015
Flexible Bond	$84,465

Average Forward Foreign Currency Notional Amount Outstanding – Sold Contracts
Fund	Year ended February 28, 2015
Flexible Bond	$171,221

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended February 28, 2015, the Fund entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

Average Futures Contracts Outstanding
Fund	Year ended February 28, 2015
Flexible Bond	689

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Notes to Financial Statements

February 28, 2015 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of February 28, 2015 (in thousands):

	Derivatives not accounted for as hedging instruments
	Credit contracts	Foreign exchange contracts	Interest rate contracts	Equity/Inflation Indexed contracts	Total
Assets:
Unrealized appreciation of foreign currency contracts	$—	$3,054	$—	$—	$3,054
Receivable for variation margin from open futures contracts(2)	—	—	—	—	—
Unrealized appreciation from swap agreements	205	—	6,890	3	7,098
Purchased options and swaptions outstanding	3	1,413	2,699	—	4,115

	$208	$4,467	$9,589	$3	$14,267

	Derivatives not accounted for as hedging instruments
	Credit contracts	Foreign exchange contracts	Interest rate contracts	Equity/Inflation Indexed contracts	Total
Liabilities:
Unrealized depreciation of foreign currency contracts	$—	$(1,582)	$—	$—	$(1,582)
Payable for variation margin from open futures contracts(2)	—	—	(876)	—	(876)
Unrealized depreciation from swap agreements	(525)	—	(10,901)	(109)	(11,535)
Written options and swaptions outstanding	— *	(1,278)	(2,773)	— *	(4,051)

	$(525)	$(2,860)	$(14,550)	$(109)	$(18,044)

*	Amount represents less than $500.

The effect of financial derivative instruments on the Statement of Operations for the six months ended February 28, 2015 (in thousands):

	Derivatives not accounted for as hedging instruments
	Credit contracts	Foreign exchange contracts	Interest rate contracts	Equity/Inflation Indexed contracts	Total
Realized gain (loss) of derivatives recognized as a result from operations:
Net realized gain (loss) from foreign currency transactions	$—	$13,044	$—	$—	$13,044
Net realized gain (loss) from futures contracts	—	(19)	(3,593)	36	(3,576)
Net realized gain (loss) from swap agreements	(51)	(1,199)	(284)	—	(1,534)
Net realized gain (loss) from option and swaption contracts	49	367	179	12	607

	$(2)	$12,193	$(3,698)	$48	$8,541

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation or (depreciation) from foreign currency transactions	$—	$(632)	$—	$—	$(632)
Change in net unrealized appreciation or (depreciation) from futures contracts	881	(20)	(5)	—	856
Change in net unrealized appreciation or (depreciation) from swap agreements	347	—	(1,510)	—	(1,163)
Change in net unrealized appreciation or (depreciation) from option and swaption contracts	(24)	(192)	(784)	5	(995)
Change in net unrealized appreciation or (depreciation) from short sales	49	—	—	—	49

	$1,253	$(844)	$(2,299)	$5	$(1,885)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin in reported within the Statement of Assets and Liabilities.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or

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conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Offsetting Assets and Liabilities

The Fund is party to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2015 (in thousands).

Flexible Bond Fund

Offsetting of Financial Assets and Derivative Assets as of February 28, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Swap Agreements	1,609	—	$1,609
Purchased Options and Swaptions Outstanding	4,115	—	4,115
Foreign Currency Contracts	3,054	—	3,054

	$8,778	$—	$8,778

Offsetting of Financial Liabilities and Derivative Liabilities as of February 28, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(876)	$—	$(876)
Swap Agreements	(1,984)	—	(1,984)
Purchased Options and Swaptions Outstanding	(4,050)	—	(4,050)
Foreign Currency Contracts	(1,582)	—	(1,582)

	$(8,492)	$—	$(8,492)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 28, 2015:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$(119)	$—	$—	$(119)
Barclays Bank PLC	560	—	—	560
Barclays Capital	1	—	—	1
BNP Paribas, N.A.	(145)	—	330	—
CitiBank, N.A	628	—	(220)	408
Credit Suisse International	360	—	—	360
Credit Suisse Securities USA LLC	19	—	971	—
Deutsche Bank AG	(91)	—	200	—
Deutsche Bank AG New York	54	—	—	54
Goldman Sachs Bank USA	76	—	—	76
Goldman Sachs Capital Market LP	(4)	—	—	(4)
Goldman Sachs Int’l	(14)	—	(350)	(364)
HSBC Bank PLC	194	—	—	194
HSBC Bank USA	30	—	—	30
JPMorgan Chase Bank, N.A.	(275)	—	180	(95)
Morgan Stanley & Co. Inc.	(144)	—	302	—
Morgan Stanley Capital	(79)	—	(35)	(114)

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Royal Bank of Scotland	$(729)	$—	$—	$(729)
UBS AG	(36)	—	300	—

	$286	$—	$1,678	$257

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. The tax periods ended August 31, 2012, 2013, and 2014 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid was as follows (in thousands):

	Six Months ended February 28, 2015	Year ended August 31, 2014
Distributions paid from:	(unaudited)
Ordinary income*:
Institutional Class	$2,926	$3,409
Y Class	731	766
Investor Class	305	834
A Class	432	600
C Class	121	123
Tax Basis Return of Capital:
Institutional Class	—	405
Y Class	—	108
Investor Class	—	167
A Class	—	132
C Class	—	41

Total distributions paid	$4,515	$6,585

*	For tax purposes, short-term capital gains are considered ordinary income distributed.

As of February 28, 2015, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

Cost basis of investments for federal income tax purposes**	$261,659
Unrealized appreciation	45,964
Unrealized depreciation	(53,840)

Net unrealized appreciation or (depreciation)	(7,876)
Undistributed ordinary income	11,627
Accumulated gain (loss)	(11,282)
Other temporary differences	(226)

Distributable earnings or(deficit)	$(7,757)

**	Includes fair value of swap agreements.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gain (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income and expenses and realized gains (losses) under U.S. GAAP and federal tax regulation, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency and income from swaps that have been reclassified as of February 28, 2015 (in thousands):

Paid-in-capital	$—
Undistributed net investment income	13,798
Accumulated net realized gain(loss)	(13,797)
Unrealized appreciation(depreciation) of investments, futures contracts, option and swaption contracts and foreign currency translations	(1)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/ or long-term losses.

As of February 28, 2015, the Fund has $6,574 short-term and $4,708 long term post RIC MOD capital loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the six months ended February 28, 2015 were as follows (in thousands):

	Purchases	Sales
Securities	$602,105	$671,378
U.S. Treasury Obligations	359,350	375,141

9. Option Contracts Written

The premium amount and number of option contracts written during the six months ended February 28, 2015 were as follows (dollars in thousands):

	Number of Contracts	Notional Amount	Amount of Premiums
Outstanding at August 31, 2014	(2,768,750)	$(2,840,777)	$(3,775)
Options written	(4,367,166)	(4,298,583)	(4,276)
Options expired	388,120	389,639	2,365
Options exercised	10,166	10,172	48
Options closed	4,900,442	4,901,847	2,114

Outstanding at February 28, 2015	(1,837,188)	$(1,837,702)	$(3,524)

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 28, 2015 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended February 28, 2015

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,288	$23,024	1,075	$11,075	183	$1,860
Reinvestment of dividends	285	2,877	72	722	30	300
Shares redeemed	(4,152)	(42,598)	(1,346)	(13,748)	(1,689)	(17,143)

Net (decrease) in shares outstanding	(1,579)	$(16,697)	(199)	$(1,951)	(1,476)	$(14,983)

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	201	$2,055	103	$1,044
Reinvestment of dividends	29	294	11	107
Shares redeemed	(867)	(8,765)	(294)	(2,961)

Net (decrease) in shares outstanding	(637)	$(6,416)	(180)	$(1,810)

For the year ended August 31, 2014

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,045	$62,069	2,678	$27,490	1,370	$14,002
Reinvestment of dividends	368	3,756	81	827	96	978
Shares redeemed	(1,719)	(17,670)	(2,978)	(30,607)	(4,588)	(46,957)

Net increase (decrease) in shares outstanding	4,694	$48,155	(219)	$(2,290)	(3,122)	$(31,977)

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	900	$9,161	202	$2,048
Reinvestment of dividends	56	565	14	139
Shares redeemed	(2,384)	(24,266)	(639)	(6,482)

Net (decrease) in shares outstanding	(1,428)	$(14,540)	(423)	$(4,295)

11. Subsequent Event

Agreement and Plan of Merger

On November 20, 2014, Lighthouse Holdings Parent, Inc. (“LHPI”), the indirect parent company of American Beacon Advisors, Inc., the Trusts’ investment manager, entered into an Agreement and Plan of Merger pursuant to which LHPI agreed to be acquired by investment funds managed by Kelso & Company, L.P. and Estancia Capital Management, LLC, both of which are private equity firms (“Transaction”). The Transaction is expected to close in the second calendar quarter of 2015, subject to customary closing conditions, including obtaining necessary client consents and approval from the Funds’ shareholders. There can be no assurance that the Transaction will be consummated as contemplated or that necessary conditions will be satisfied.

This change in control is deemed to be an “assignment” under the Investment Company Act of 1940 (the “1940 Act”) of the Trusts’ existing investment management agreement with the Manager and the sub-advisory agreements between the Trusts, the Manager, and each sub-advisor to the Funds and will result in automatic termination of each agreement. A new investment management agreement has been submitted to the Funds’ shareholders for approval and the Funds’ Board of Trustees approved new agreements with each sub-advisor under substantially the same terms as the current agreements.

The Transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund’s investment objectives or policies.

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

February 28, 2015 (Unaudited)

	Institutional Class							Y Class
	Six Months Ended Feb. 28, 2015		Year Ended August 31,			July 5 to Aug. 31, 2011		Six Months Ended Feb. 28, 2015		Year Ended August 31,			July 5 to Aug. 31, 2011
			2014	2013	2012					2014	2013	2012
	(unaudited)							(unaudited)
Net asset value, beginning of period	$10.33		$10.21	$10.48	$10.05	$10.00		$10.33		$10.22	$10.51	$10.05	$10.00

Income from investment operations:
Net investment income (loss)	0.10		0.21	0.34	0.02	0.02		0.08		0.18	0.22	0.10	0.02
Net gains (losses) from investments (both realized and unrealized)	(0.11)		0.16	(0.24)	0.59	0.05		(0.10)		0.17	(0.15)	0.53	0.05

Total income (loss) from investment operations	(0.01)		0.37	0.10	0.61	0.07		(0.02)		0.35	0.07	0.63	0.07

Less distributions:
Dividends from net investment income	(0.21)		(0.18)	(0.23)	(0.18)	(0.02)		(0.20)		(0.17)	(0.22)	(0.17)	(0.02)
Distributions from net realized gains	—		(0.07)	(0.14)	—	—		—		(0.07)	(0.14)	—	—
Return of capital	—		—	—	—	0.00	A	—		—	—	—	—

Total distributions	(0.21)		(0.25)	(0.37)	(0.18)	(0.02)		(0.20)		(0.24)	(0.36)	(0.17)	(0.02)

Net asset value, end of period	$10.11		$10.33	$10.21	$10.48	$10.05		$10.11		$10.33	$10.22	$10.51	$10.05

Total return B	(0.13	)%C	3.70%	0.83%	6.34%	0.70	%C	(0.18	)%C	3.51%	0.58%	6.20%	0.69	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$157,585		$177,201	$127,322	$13,095	$28,105		$35,241		$38,034	$39,898	$13,132	$144
Ratios to average net assets:
Expenses, before reimbursements	1.30	%D	1.24%	1.22%	1.42%	3.58	%D	1.36	%D	1.29%	1.26%	1.49%	18.27	%D
Expenses, net of reimbursements	0.90	%D	0.90%	0.90%	0.90%	—	%D	0.99	%D	0.99%	0.99%	0.99%	—	%D
Net investment income (loss), before reimbursements	1.42	%D	1.61%	0.84%	0.44%	(2.37	)%D	1.36	%D	1.51%	0.91%	0.54%	(17.04	)%D
Net investment income (loss), net of reimbursements	1.82	%D	1.94%	1.15%	0.96%	1.20	%D	1.74	%D	1.81%	1.19%	1.04%	1.23	%D
Portfolio turnover rate	243	%C	387%	112%	88%	44	%E	243	%C	387%	112%	88%	44	%E

A	Amount represents less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 5, 2011, the inception date, through August 31, 2011 and is not annualized.

American Beacon Flexible Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class							A Class							C Class
Six Months Ended Feb. 28, 2015		Year Ended August 31,			July 5 to Aug. 31, 2011		Six Months Ended Feb. 28, 2015		Year Ended August 31,			July 5 to Aug. 31, 2011		Six Months Ended Feb. 28, 2015		Year Ended August 31,			July 5 to Aug. 31, 2011
		2014	2013	2012					2014	2013	2012					2014	2013	2012
(unaudited)							(unaudited)							(unaudited)
$10.31		$10.21	$10.51	$10.07	$10.00		$10.27		$10.16	$10.49	$10.06	$10.00		$10.22		$10.11	$10.49	$10.09	$10.00

(0.41)		0.02	0.18	0.09	0.02		0.01		0.10	0.21	0.07	0.02		(0.01)		0.02	0.14	0.04	0.02
0.38		0.30	(0.13)	0.52	0.07		(0.04)		0.21	(0.18)	0.51	0.06		(0.06)		0.22	(0.19)	0.48	0.09

(0.03)		0.32	0.05	0.61	0.09		(0.03)		0.31	0.03	0.58	0.08		(0.07)		0.24	(0.05)	0.52	0.11

(0.18)		(0.15)	(0.21)	(0.17)	(0.02)		(0.18)		(0.13)	(0.22)	(0.15)	(0.02)		(0.12)		(0.06)	(0.19)	(0.12)	(0.02)
—		(0.07)	(0.14)	—	—		—		(0.07)	(0.14)	—	—		—		(0.07)	(0.14)	—	—
—		—	—	—	—		—		—	—	—	—		—		—	—	—	—

(0.18)		(0.22)	(0.35)	(0.17)	(0.02)		(0.18)		(0.20)	(0.36)	(0.15)	(0.02)		(0.12)		(0.13)	(0.33)	(0.12)	(0.02)

$10.10		$10.31	$10.21	$10.51	$10.07		$10.06		$10.27	$10.16	$10.49	$10.06		$10.03		$10.22	$10.11	$10.49	$10.09

(0.29	)%C	3.13%	0.38%	5.99%	0.90	%C	(0.29	)%C	3.12%	0.16%	5.70%	0.80	%C	(0.67	)%C	2.37%	(0.54)%	5.15%	1.11	%C

$9,003		$24,411	$56,015	$21,245	$277		$20,189		$27,146	$41,376	$10,387	$2,064		$9,120		$11,127	$15,292	$5,641	$380
1.54	%D	1.43%	1.54%	1.76%	8.22	%D	1.68	%D	1.68%	1.67%	1.93%	4.49	%D	2.43	%D	2.43%	2.43%	2.74%	9.66	%D
1.27	%D	1.27%	1.27%	1.27%	—	%D	1.29	%D	1.38%	1.39%	1.39%	—	%D	2.04	%D	2.13%	2.14%	2.14%	—	%D
1.26	%D	1.34%	0.65%	0.30%	(6.93	)%D	1.05	%D	1.10%	0.50%	0.05%	(3.25	)%D	0.30	%D	0.35%	(0.24)%	(0.73)%	(8.48	)%D
1.53	%D	1.50%	0.92%	0.79%	1.29	%D	1.44	%D	1.40%	0.79%	0.59%	1.24	%D	0.69	%D	0.66%	0.04%	(0.13)%	1.18	%D
243	%C	387%	112%	88%	44	%E	243	%C	387%	112%	88%	44	%E	243	%C	387%	112%	88%	44	%E

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

February 28, 2015 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from September 1, 2014 to February 28, 2015, is accurate and complete.

Melinda G. Heika, Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the American Beacon Flexible Bond Fund

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Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 202-551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended August 31 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Flexible Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 2/15

ITEM 2.	CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (“the code”) nor did it grant any waivers to the provisions of the code during the period covered by the shareholder reports presented in Item 1.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 5, 2015

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 5, 2015